UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08532

AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	07-31-2024

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) Provided under separate cover.

ANNUAL SHAREHOLDER REPORT
Strategic Allocation: Aggressive Fund

Investor Class (TWSAX)	July 31, 2024

This annual shareholder report contains important information about Strategic Allocation: Aggressive Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$66	0.62%

What were the key factors that affected the fund’s performance?
Strategic Allocation: Aggressive Fund Investor Class returned 12.93% for the reporting period ended July 31, 2024.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equity holdings contributed meaningfully to performance. U.S. stocks did very well from late 2023 through mid-2024 as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid worries about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generally fared better as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds did very well.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	12.93%	9.18%	8.00%
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
S&P 500	22.15%	15.00%	13.15%
Bloomberg U.S. 1-3 Month Treasury Bill	5.51%	2.22%	1.54%

The investment advisor selected a different index for comparison purposes. The advisor believes the Russell 3000 is more reflective of the fund's strategy as compared to the S&P 500.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$662,512,290
Management Fees (dollars paid during the reporting period)	$3,185,115
Portfolio Turnover Rate	29%
Total Number of Portfolio Holdings	814

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	52.6%
Common Stocks	30.9%
U.S. Treasury Securities	8.6%
Corporate Bonds	1.3%
Sovereign Governments and Agencies	1.2%
Collateralized Loan Obligations	0.2%
Preferred Stocks	0.2%
Asset-Backed Securities	0.1%
Municipal Securities	0.0%
Collateralized Mortgage Obligations	0.0%
U.S. Government Agency Mortgage-Backed Securities	0.0%
Exchange-Traded Funds	0.0%
Short-Term Investments	7.3%
Other Assets and Liabilities	(2.4)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25085705

ANNUAL SHAREHOLDER REPORT
Strategic Allocation: Aggressive Fund

I Class (AAAIX)	July 31, 2024

This annual shareholder report contains important information about Strategic Allocation: Aggressive Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$45	0.42%

What were the key factors that affected the fund’s performance?
Strategic Allocation: Aggressive Fund I Class returned 13.16% for the reporting period ended July 31, 2024.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equity holdings contributed meaningfully to performance. U.S. stocks did very well from late 2023 through mid-2024 as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid worries about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generally fared better as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds did very well.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	13.16%	9.38%	8.20%
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
S&P 500	22.15%	15.00%	13.15%
Bloomberg U.S. 1-3 Month Treasury Bill	5.51%	2.22%	1.54%

The investment advisor selected a different index for comparison purposes. The advisor believes the Russell 3000 is more reflective of the fund's strategy as compared to the S&P 500.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$662,512,290
Management Fees (dollars paid during the reporting period)	$3,185,115
Portfolio Turnover Rate	29%
Total Number of Portfolio Holdings	814

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	52.6%
Common Stocks	30.9%
U.S. Treasury Securities	8.6%
Corporate Bonds	1.3%
Sovereign Governments and Agencies	1.2%
Collateralized Loan Obligations	0.2%
Preferred Stocks	0.2%
Asset-Backed Securities	0.1%
Municipal Securities	0.0%
Collateralized Mortgage Obligations	0.0%
U.S. Government Agency Mortgage-Backed Securities	0.0%
Exchange-Traded Funds	0.0%
Short-Term Investments	7.3%
Other Assets and Liabilities	(2.4)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25085853

ANNUAL SHAREHOLDER REPORT
Strategic Allocation: Aggressive Fund

A Class (ACVAX)	July 31, 2024

This annual shareholder report contains important information about Strategic Allocation: Aggressive Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$92	0.87%

What were the key factors that affected the fund’s performance?
Strategic Allocation: Aggressive Fund A Class returned 12.63% for the reporting period ended July 31, 2024.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equity holdings contributed meaningfully to performance. U.S. stocks did very well from late 2023 through mid-2024 as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid worries about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generally fared better as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds did very well.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	12.63%	8.91%	7.72%
A Class - with sales charge	6.15%	7.63%	7.09%
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
S&P 500	22.15%	15.00%	13.15%
Bloomberg U.S. 1-3 Month Treasury Bill	5.51%	2.22%	1.54%

A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.
The investment advisor selected a different index for comparison purposes. The advisor believes the Russell 3000 is more reflective of the fund's strategy as compared to the S&P 500.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$662,512,290
Management Fees (dollars paid during the reporting period)	$3,185,115
Portfolio Turnover Rate	29%
Total Number of Portfolio Holdings	814

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	52.6%
Common Stocks	30.9%
U.S. Treasury Securities	8.6%
Corporate Bonds	1.3%
Sovereign Governments and Agencies	1.2%
Collateralized Loan Obligations	0.2%
Preferred Stocks	0.2%
Asset-Backed Securities	0.1%
Municipal Securities	0.0%
Collateralized Mortgage Obligations	0.0%
U.S. Government Agency Mortgage-Backed Securities	0.0%
Exchange-Traded Funds	0.0%
Short-Term Investments	7.3%
Other Assets and Liabilities	(2.4)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25085887

ANNUAL SHAREHOLDER REPORT
Strategic Allocation: Aggressive Fund

C Class (ASTAX)	July 31, 2024

This annual shareholder report contains important information about Strategic Allocation: Aggressive Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$172	1.62%

What were the key factors that affected the fund’s performance?
Strategic Allocation: Aggressive Fund C Class returned 11.73% for the reporting period ended July 31, 2024.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equity holdings contributed meaningfully to performance. U.S. stocks did very well from late 2023 through mid-2024 as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid worries about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generally fared better as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds did very well.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	11.73%	8.10%	6.92%
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
S&P 500	22.15%	15.00%	13.15%
Bloomberg U.S. 1-3 Month Treasury Bill	5.51%	2.22%	1.54%

C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.
The investment advisor selected a different index for comparison purposes. The advisor believes the Russell 3000 is more reflective of the fund's strategy as compared to the S&P 500.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$662,512,290
Management Fees (dollars paid during the reporting period)	$3,185,115
Portfolio Turnover Rate	29%
Total Number of Portfolio Holdings	814

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	52.6%
Common Stocks	30.9%
U.S. Treasury Securities	8.6%
Corporate Bonds	1.3%
Sovereign Governments and Agencies	1.2%
Collateralized Loan Obligations	0.2%
Preferred Stocks	0.2%
Asset-Backed Securities	0.1%
Municipal Securities	0.0%
Collateralized Mortgage Obligations	0.0%
U.S. Government Agency Mortgage-Backed Securities	0.0%
Exchange-Traded Funds	0.0%
Short-Term Investments	7.3%
Other Assets and Liabilities	(2.4)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25085838

ANNUAL SHAREHOLDER REPORT
Strategic Allocation: Aggressive Fund

R Class (AAARX)	July 31, 2024

This annual shareholder report contains important information about Strategic Allocation: Aggressive Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$119	1.12%

What were the key factors that affected the fund’s performance?
Strategic Allocation: Aggressive Fund R Class returned 12.38% for the reporting period ended July 31, 2024.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equity holdings contributed meaningfully to performance. U.S. stocks did very well from late 2023 through mid-2024 as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid worries about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generally fared better as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds did very well.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	12.38%	8.62%	7.45%
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
S&P 500	22.15%	15.00%	13.15%
Bloomberg U.S. 1-3 Month Treasury Bill	5.51%	2.22%	1.54%

The investment advisor selected a different index for comparison purposes. The advisor believes the Russell 3000 is more reflective of the fund's strategy as compared to the S&P 500.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$662,512,290
Management Fees (dollars paid during the reporting period)	$3,185,115
Portfolio Turnover Rate	29%
Total Number of Portfolio Holdings	814

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	52.6%
Common Stocks	30.9%
U.S. Treasury Securities	8.6%
Corporate Bonds	1.3%
Sovereign Governments and Agencies	1.2%
Collateralized Loan Obligations	0.2%
Preferred Stocks	0.2%
Asset-Backed Securities	0.1%
Municipal Securities	0.0%
Collateralized Mortgage Obligations	0.0%
U.S. Government Agency Mortgage-Backed Securities	0.0%
Exchange-Traded Funds	0.0%
Short-Term Investments	7.3%
Other Assets and Liabilities	(2.4)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25085713

ANNUAL SHAREHOLDER REPORT
Strategic Allocation: Aggressive Fund

R5 Class (ASAUX)	July 31, 2024

This annual shareholder report contains important information about Strategic Allocation: Aggressive Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$45	0.42%

What were the key factors that affected the fund’s performance?
Strategic Allocation: Aggressive Fund R5 Class returned 13.14% for the reporting period ended July 31, 2024.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equity holdings contributed meaningfully to performance. U.S. stocks did very well from late 2023 through mid-2024 as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid worries about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generally fared better as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds did very well.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017, through July 31, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	13.14%	9.41%	9.18%	4/10/17
Russell 3000	21.07%	14.23%	13.65%	—
Bloomberg U.S. Aggregate	5.10%	0.19%	1.31%	—
S&P 500	22.15%	15.00%	14.32%	—
Bloomberg U.S. 1-3 Month Treasury Bill	5.51%	2.22%	2.06%	—

The investment advisor selected a different index for comparison purposes. The advisor believes the Russell 3000 is more reflective of the fund's strategy as compared to the S&P 500.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$662,512,290
Management Fees (dollars paid during the reporting period)	$3,185,115
Portfolio Turnover Rate	29%
Total Number of Portfolio Holdings	814

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	52.6%
Common Stocks	30.9%
U.S. Treasury Securities	8.6%
Corporate Bonds	1.3%
Sovereign Governments and Agencies	1.2%
Collateralized Loan Obligations	0.2%
Preferred Stocks	0.2%
Asset-Backed Securities	0.1%
Municipal Securities	0.0%
Collateralized Mortgage Obligations	0.0%
U.S. Government Agency Mortgage-Backed Securities	0.0%
Exchange-Traded Funds	0.0%
Short-Term Investments	7.3%
Other Assets and Liabilities	(2.4)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25085499

ANNUAL SHAREHOLDER REPORT
Strategic Allocation: Aggressive Fund

R6 Class (AAAUX)	July 31, 2024

This annual shareholder report contains important information about Strategic Allocation: Aggressive Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$29	0.27%

What were the key factors that affected the fund’s performance?
Strategic Allocation: Aggressive Fund R6 Class returned 13.23% for the reporting period ended July 31, 2024.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equity holdings contributed meaningfully to performance. U.S. stocks did very well from late 2023 through mid-2024 as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid worries about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generally fared better as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds did very well.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	13.23%	9.56%	8.37%
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
S&P 500	22.15%	15.00%	13.15%
Bloomberg U.S. 1-3 Month Treasury Bill	5.51%	2.22%	1.54%

The investment advisor selected a different index for comparison purposes. The advisor believes the Russell 3000 is more reflective of the fund's strategy as compared to the S&P 500.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$662,512,290
Management Fees (dollars paid during the reporting period)	$3,185,115
Portfolio Turnover Rate	29%
Total Number of Portfolio Holdings	814

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	52.6%
Common Stocks	30.9%
U.S. Treasury Securities	8.6%
Corporate Bonds	1.3%
Sovereign Governments and Agencies	1.2%
Collateralized Loan Obligations	0.2%
Preferred Stocks	0.2%
Asset-Backed Securities	0.1%
Municipal Securities	0.0%
Collateralized Mortgage Obligations	0.0%
U.S. Government Agency Mortgage-Backed Securities	0.0%
Exchange-Traded Funds	0.0%
Short-Term Investments	7.3%
Other Assets and Liabilities	(2.4)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25085622

ANNUAL SHAREHOLDER REPORT
Strategic Allocation: Conservative Fund

Investor Class (TWSCX)	July 31, 2024

This annual shareholder report contains important information about Strategic Allocation: Conservative Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$75	0.72%

What were the key factors that affected the fund’s performance?
Strategic Allocation: Conservative Fund Investor Class returned 9.37% for the reporting period ended July 31, 2024.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equity holdings contributed meaningfully to performance. U.S. stocks did very well from late 2023 through mid-2024 as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid worries about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds did very well.
•	Non-U.S. fixed-income holdings produced positive results. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	9.37%	5.63%	5.07%
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
S&P 500	22.15%	15.00%	13.15%
Bloomberg U.S. 1-3 Month Treasury Bill	5.51%	2.22%	1.54%

The investment advisor selected a different index for comparison purposes. The advisor believes the Russell 3000 is more reflective of the fund's strategy as compared to the S&P 500.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$323,616,822
Management Fees (dollars paid during the reporting period)	$1,906,662
Portfolio Turnover Rate	30%
Total Number of Portfolio Holdings	831

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	37.3%
U.S. Treasury Securities	23.8%
Common Stocks	18.3%
Sovereign Governments and Agencies	5.2%
Corporate Bonds	2.9%
Collateralized Loan Obligations	1.1%
Preferred Stocks	0.4%
Asset-Backed Securities	0.4%
Municipal Securities	0.3%
Collateralized Mortgage Obligations	0.2%
Exchange-Traded Funds	0.2%
U.S. Government Agency Mortgage-Backed Securities	0.1%
Short-Term Investments	9.8%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25085101

ANNUAL SHAREHOLDER REPORT
Strategic Allocation: Conservative Fund

I Class (ACCIX)	July 31, 2024

This annual shareholder report contains important information about Strategic Allocation: Conservative Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$54	0.52%

What were the key factors that affected the fund’s performance?
Strategic Allocation: Conservative Fund I Class returned 9.59% for the reporting period ended July 31, 2024.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equity holdings contributed meaningfully to performance. U.S. stocks did very well from late 2023 through mid-2024 as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid worries about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds did very well.
•	Non-U.S. fixed-income holdings produced positive results. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	9.59%	5.85%	5.28%
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
S&P 500	22.15%	15.00%	13.15%
Bloomberg U.S. 1-3 Month Treasury Bill	5.51%	2.22%	1.54%

The investment advisor selected a different index for comparison purposes. The advisor believes the Russell 3000 is more reflective of the fund's strategy as compared to the S&P 500.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$323,616,822
Management Fees (dollars paid during the reporting period)	$1,906,662
Portfolio Turnover Rate	30%
Total Number of Portfolio Holdings	831

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	37.3%
U.S. Treasury Securities	23.8%
Common Stocks	18.3%
Sovereign Governments and Agencies	5.2%
Corporate Bonds	2.9%
Collateralized Loan Obligations	1.1%
Preferred Stocks	0.4%
Asset-Backed Securities	0.4%
Municipal Securities	0.3%
Collateralized Mortgage Obligations	0.2%
Exchange-Traded Funds	0.2%
U.S. Government Agency Mortgage-Backed Securities	0.1%
Short-Term Investments	9.8%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25085879

ANNUAL SHAREHOLDER REPORT
Strategic Allocation: Conservative Fund

A Class (ACCAX)	July 31, 2024

This annual shareholder report contains important information about Strategic Allocation: Conservative Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$101	0.97%

What were the key factors that affected the fund’s performance?
Strategic Allocation: Conservative Fund A Class returned 9.12% for the reporting period ended July 31, 2024.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equity holdings contributed meaningfully to performance. U.S. stocks did very well from late 2023 through mid-2024 as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid worries about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds did very well.
•	Non-U.S. fixed-income holdings produced positive results. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	9.12%	5.34%	4.82%
A Class - with sales charge	2.84%	4.10%	4.20%
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
S&P 500	22.15%	15.00%	13.15%
Bloomberg U.S. 1-3 Month Treasury Bill	5.51%	2.22%	1.54%

A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.
The investment advisor selected a different index for comparison purposes. The advisor believes the Russell 3000 is more reflective of the fund's strategy as compared to the S&P 500.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$323,616,822
Management Fees (dollars paid during the reporting period)	$1,906,662
Portfolio Turnover Rate	30%
Total Number of Portfolio Holdings	831

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	37.3%
U.S. Treasury Securities	23.8%
Common Stocks	18.3%
Sovereign Governments and Agencies	5.2%
Corporate Bonds	2.9%
Collateralized Loan Obligations	1.1%
Preferred Stocks	0.4%
Asset-Backed Securities	0.4%
Municipal Securities	0.3%
Collateralized Mortgage Obligations	0.2%
Exchange-Traded Funds	0.2%
U.S. Government Agency Mortgage-Backed Securities	0.1%
Short-Term Investments	9.8%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25085309

ANNUAL SHAREHOLDER REPORT
Strategic Allocation: Conservative Fund

C Class (AACCX)	July 31, 2024

This annual shareholder report contains important information about Strategic Allocation: Conservative Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$179	1.72%

What were the key factors that affected the fund’s performance?
Strategic Allocation: Conservative Fund C Class returned 8.37% for the reporting period ended July 31, 2024.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equity holdings contributed meaningfully to performance. U.S. stocks did very well from late 2023 through mid-2024 as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid worries about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds did very well.
•	Non-U.S. fixed-income holdings produced positive results. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	8.37%	4.58%	4.04%
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
S&P 500	22.15%	15.00%	13.15%
Bloomberg U.S. 1-3 Month Treasury Bill	5.51%	2.22%	1.54%

C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.
The investment advisor selected a different index for comparison purposes. The advisor believes the Russell 3000 is more reflective of the fund's strategy as compared to the S&P 500.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$323,616,822
Management Fees (dollars paid during the reporting period)	$1,906,662
Portfolio Turnover Rate	30%
Total Number of Portfolio Holdings	831

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	37.3%
U.S. Treasury Securities	23.8%
Common Stocks	18.3%
Sovereign Governments and Agencies	5.2%
Corporate Bonds	2.9%
Collateralized Loan Obligations	1.1%
Preferred Stocks	0.4%
Asset-Backed Securities	0.4%
Municipal Securities	0.3%
Collateralized Mortgage Obligations	0.2%
Exchange-Traded Funds	0.2%
U.S. Government Agency Mortgage-Backed Securities	0.1%
Short-Term Investments	9.8%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25085739

ANNUAL SHAREHOLDER REPORT
Strategic Allocation: Conservative Fund

R Class (AACRX)	July 31, 2024

This annual shareholder report contains important information about Strategic Allocation: Conservative Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$127	1.22%

What were the key factors that affected the fund’s performance?
Strategic Allocation: Conservative Fund R Class returned 8.86% for the reporting period ended July 31, 2024.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equity holdings contributed meaningfully to performance. U.S. stocks did very well from late 2023 through mid-2024 as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid worries about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds did very well.
•	Non-U.S. fixed-income holdings produced positive results. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	8.86%	5.13%	4.57%
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
S&P 500	22.15%	15.00%	13.15%
Bloomberg U.S. 1-3 Month Treasury Bill	5.51%	2.22%	1.54%

The investment advisor selected a different index for comparison purposes. The advisor believes the Russell 3000 is more reflective of the fund's strategy as compared to the S&P 500.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$323,616,822
Management Fees (dollars paid during the reporting period)	$1,906,662
Portfolio Turnover Rate	30%
Total Number of Portfolio Holdings	831

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	37.3%
U.S. Treasury Securities	23.8%
Common Stocks	18.3%
Sovereign Governments and Agencies	5.2%
Corporate Bonds	2.9%
Collateralized Loan Obligations	1.1%
Preferred Stocks	0.4%
Asset-Backed Securities	0.4%
Municipal Securities	0.3%
Collateralized Mortgage Obligations	0.2%
Exchange-Traded Funds	0.2%
U.S. Government Agency Mortgage-Backed Securities	0.1%
Short-Term Investments	9.8%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25085721

ANNUAL SHAREHOLDER REPORT
Strategic Allocation: Conservative Fund

R5 Class (AACGX)	July 31, 2024

This annual shareholder report contains important information about Strategic Allocation: Conservative Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$54	0.52%

What were the key factors that affected the fund’s performance?
Strategic Allocation: Conservative Fund R5 Class returned 9.57% for the reporting period ended July 31, 2024.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equity holdings contributed meaningfully to performance. U.S. stocks did very well from late 2023 through mid-2024 as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid worries about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds did very well.
•	Non-U.S. fixed-income holdings produced positive results. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017, through July 31, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	9.57%	5.84%	5.87%	4/10/17
Russell 3000	21.07%	14.23%	13.65%	—
Bloomberg U.S. Aggregate	5.10%	0.19%	1.31%	—
S&P 500	22.15%	15.00%	14.32%	—
Bloomberg U.S. 1-3 Month Treasury Bill	5.51%	2.22%	2.06%	—

The investment advisor selected a different index for comparison purposes. The advisor believes the Russell 3000 is more reflective of the fund's strategy as compared to the S&P 500.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$323,616,822
Management Fees (dollars paid during the reporting period)	$1,906,662
Portfolio Turnover Rate	30%
Total Number of Portfolio Holdings	831

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	37.3%
U.S. Treasury Securities	23.8%
Common Stocks	18.3%
Sovereign Governments and Agencies	5.2%
Corporate Bonds	2.9%
Collateralized Loan Obligations	1.1%
Preferred Stocks	0.4%
Asset-Backed Securities	0.4%
Municipal Securities	0.3%
Collateralized Mortgage Obligations	0.2%
Exchange-Traded Funds	0.2%
U.S. Government Agency Mortgage-Backed Securities	0.1%
Short-Term Investments	9.8%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25085523

ANNUAL SHAREHOLDER REPORT
Strategic Allocation: Conservative Fund

R6 Class (AACDX)	July 31, 2024

This annual shareholder report contains important information about Strategic Allocation: Conservative Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$39	0.37%

What were the key factors that affected the fund’s performance?
Strategic Allocation: Conservative Fund R6 Class returned 9.76% for the reporting period ended July 31, 2024.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equity holdings contributed meaningfully to performance. U.S. stocks did very well from late 2023 through mid-2024 as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid worries about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds did very well.
•	Non-U.S. fixed-income holdings produced positive results. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	9.76%	5.97%	5.44%
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
S&P 500	22.15%	15.00%	13.15%
Bloomberg U.S. 1-3 Month Treasury Bill	5.51%	2.22%	1.54%

The investment advisor selected a different index for comparison purposes. The advisor believes the Russell 3000 is more reflective of the fund's strategy as compared to the S&P 500.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$323,616,822
Management Fees (dollars paid during the reporting period)	$1,906,662
Portfolio Turnover Rate	30%
Total Number of Portfolio Holdings	831

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	37.3%
U.S. Treasury Securities	23.8%
Common Stocks	18.3%
Sovereign Governments and Agencies	5.2%
Corporate Bonds	2.9%
Collateralized Loan Obligations	1.1%
Preferred Stocks	0.4%
Asset-Backed Securities	0.4%
Municipal Securities	0.3%
Collateralized Mortgage Obligations	0.2%
Exchange-Traded Funds	0.2%
U.S. Government Agency Mortgage-Backed Securities	0.1%
Short-Term Investments	9.8%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25085648

ANNUAL SHAREHOLDER REPORT
Strategic Allocation: Moderate Fund

Investor Class (TWSMX)	July 31, 2024

This annual shareholder report contains important information about Strategic Allocation: Moderate Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$73	0.69%

What were the key factors that affected the fund’s performance?
Strategic Allocation: Moderate Fund Investor Class returned 11.30% for the reporting period ended July 31, 2024.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equity holdings contributed meaningfully to performance. U.S. stocks did very well from late 2023 through mid-2024 as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid worries about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generally fared better as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds did very well.
•	Non-U.S. fixed-income holdings produced positive results. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	11.30%	7.48%	6.63%
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
S&P 500	22.15%	15.00%	13.15%
Bloomberg U.S. 1-3 Month Treasury Bill	5.51%	2.22%	1.54%

The investment advisor selected a different index for comparison purposes. The advisor believes the Russell 3000 is more reflective of the fund's strategy as compared to the S&P 500.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$754,098,529
Management Fees (dollars paid during the reporting period)	$4,378,042
Portfolio Turnover Rate	28%
Total Number of Portfolio Holdings	838

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	46.0%
Common Stocks	25.7%
U.S. Treasury Securities	14.0%
Sovereign Governments and Agencies	2.9%
Corporate Bonds	1.7%
Collateralized Loan Obligations	1.0%
Asset-Backed Securities	0.2%
Collateralized Mortgage Obligations	0.2%
Preferred Stocks	0.2%
U.S. Government Agency Mortgage-Backed Securities	0.1%
Municipal Securities	0.1%
Exchange-Traded Funds	0.0%
Short-Term Investments	8.9%
Other Assets and Liabilities	(1.0)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25085408

ANNUAL SHAREHOLDER REPORT
Strategic Allocation: Moderate Fund

I Class (ASAMX)	July 31, 2024

This annual shareholder report contains important information about Strategic Allocation: Moderate Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$52	0.49%

What were the key factors that affected the fund’s performance?
Strategic Allocation: Moderate Fund I Class returned 11.50% for the reporting period ended July 31, 2024.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equity holdings contributed meaningfully to performance. U.S. stocks did very well from late 2023 through mid-2024 as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid worries about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generally fared better as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds did very well.
•	Non-U.S. fixed-income holdings produced positive results. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	11.50%	7.73%	6.85%
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
S&P 500	22.15%	15.00%	13.15%
Bloomberg U.S. 1-3 Month Treasury Bill	5.51%	2.22%	1.54%

The investment advisor selected a different index for comparison purposes. The advisor believes the Russell 3000 is more reflective of the fund's strategy as compared to the S&P 500.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$754,098,529
Management Fees (dollars paid during the reporting period)	$4,378,042
Portfolio Turnover Rate	28%
Total Number of Portfolio Holdings	838

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	46.0%
Common Stocks	25.7%
U.S. Treasury Securities	14.0%
Sovereign Governments and Agencies	2.9%
Corporate Bonds	1.7%
Collateralized Loan Obligations	1.0%
Asset-Backed Securities	0.2%
Collateralized Mortgage Obligations	0.2%
Preferred Stocks	0.2%
U.S. Government Agency Mortgage-Backed Securities	0.1%
Municipal Securities	0.1%
Exchange-Traded Funds	0.0%
Short-Term Investments	8.9%
Other Assets and Liabilities	(1.0)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25085861

ANNUAL SHAREHOLDER REPORT
Strategic Allocation: Moderate Fund

A Class (ACOAX)	July 31, 2024

This annual shareholder report contains important information about Strategic Allocation: Moderate Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$99	0.94%

What were the key factors that affected the fund’s performance?
Strategic Allocation: Moderate Fund A Class returned 10.89% for the reporting period ended July 31, 2024.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equity holdings contributed meaningfully to performance. U.S. stocks did very well from late 2023 through mid-2024 as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid worries about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generally fared better as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds did very well.
•	Non-U.S. fixed-income holdings produced positive results. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	10.89%	7.21%	6.35%
A Class - with sales charge	4.51%	5.95%	5.73%
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
S&P 500	22.15%	15.00%	13.15%
Bloomberg U.S. 1-3 Month Treasury Bill	5.51%	2.22%	1.54%

A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.
The investment advisor selected a different index for comparison purposes. The advisor believes the Russell 3000 is more reflective of the fund's strategy as compared to the S&P 500.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$754,098,529
Management Fees (dollars paid during the reporting period)	$4,378,042
Portfolio Turnover Rate	28%
Total Number of Portfolio Holdings	838

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	46.0%
Common Stocks	25.7%
U.S. Treasury Securities	14.0%
Sovereign Governments and Agencies	2.9%
Corporate Bonds	1.7%
Collateralized Loan Obligations	1.0%
Asset-Backed Securities	0.2%
Collateralized Mortgage Obligations	0.2%
Preferred Stocks	0.2%
U.S. Government Agency Mortgage-Backed Securities	0.1%
Municipal Securities	0.1%
Exchange-Traded Funds	0.0%
Short-Term Investments	8.9%
Other Assets and Liabilities	(1.0)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25085606

ANNUAL SHAREHOLDER REPORT
Strategic Allocation: Moderate Fund

C Class (ASTCX)	July 31, 2024

This annual shareholder report contains important information about Strategic Allocation: Moderate Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$178	1.69%

What were the key factors that affected the fund’s performance?
Strategic Allocation: Moderate Fund C Class returned 10.09% for the reporting period ended July 31, 2024.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equity holdings contributed meaningfully to performance. U.S. stocks did very well from late 2023 through mid-2024 as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid worries about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generally fared better as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds did very well.
•	Non-U.S. fixed-income holdings produced positive results. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	10.09%	6.43%	5.57%
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
S&P 500	22.15%	15.00%	13.15%
Bloomberg U.S. 1-3 Month Treasury Bill	5.51%	2.22%	1.54%

C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.
The investment advisor selected a different index for comparison purposes. The advisor believes the Russell 3000 is more reflective of the fund's strategy as compared to the S&P 500.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$754,098,529
Management Fees (dollars paid during the reporting period)	$4,378,042
Portfolio Turnover Rate	28%
Total Number of Portfolio Holdings	838

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	46.0%
Common Stocks	25.7%
U.S. Treasury Securities	14.0%
Sovereign Governments and Agencies	2.9%
Corporate Bonds	1.7%
Collateralized Loan Obligations	1.0%
Asset-Backed Securities	0.2%
Collateralized Mortgage Obligations	0.2%
Preferred Stocks	0.2%
U.S. Government Agency Mortgage-Backed Securities	0.1%
Municipal Securities	0.1%
Exchange-Traded Funds	0.0%
Short-Term Investments	8.9%
Other Assets and Liabilities	(1.0)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25085846

ANNUAL SHAREHOLDER REPORT
Strategic Allocation: Moderate Fund

R Class (ASMRX)	July 31, 2024

This annual shareholder report contains important information about Strategic Allocation: Moderate Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$125	1.19%

What were the key factors that affected the fund’s performance?
Strategic Allocation: Moderate Fund R Class returned 10.55% for the reporting period ended July 31, 2024.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equity holdings contributed meaningfully to performance. U.S. stocks did very well from late 2023 through mid-2024 as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid worries about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generally fared better as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds did very well.
•	Non-U.S. fixed-income holdings produced positive results. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	10.55%	6.94%	6.09%
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
S&P 500	22.15%	15.00%	13.15%
Bloomberg U.S. 1-3 Month Treasury Bill	5.51%	2.22%	1.54%

The investment advisor selected a different index for comparison purposes. The advisor believes the Russell 3000 is more reflective of the fund's strategy as compared to the S&P 500.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$754,098,529
Management Fees (dollars paid during the reporting period)	$4,378,042
Portfolio Turnover Rate	28%
Total Number of Portfolio Holdings	838

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	46.0%
Common Stocks	25.7%
U.S. Treasury Securities	14.0%
Sovereign Governments and Agencies	2.9%
Corporate Bonds	1.7%
Collateralized Loan Obligations	1.0%
Asset-Backed Securities	0.2%
Collateralized Mortgage Obligations	0.2%
Preferred Stocks	0.2%
U.S. Government Agency Mortgage-Backed Securities	0.1%
Municipal Securities	0.1%
Exchange-Traded Funds	0.0%
Short-Term Investments	8.9%
Other Assets and Liabilities	(1.0)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25085820

ANNUAL SHAREHOLDER REPORT
Strategic Allocation: Moderate Fund

R5 Class (ASMUX)	July 31, 2024

This annual shareholder report contains important information about Strategic Allocation: Moderate Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$52	0.49%

What were the key factors that affected the fund’s performance?
Strategic Allocation: Moderate Fund R5 Class returned 11.50% for the reporting period ended July 31, 2024.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equity holdings contributed meaningfully to performance. U.S. stocks did very well from late 2023 through mid-2024 as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid worries about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generally fared better as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds did very well.
•	Non-U.S. fixed-income holdings produced positive results. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017, through July 31, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	11.50%	7.69%	7.64%	4/10/17
Russell 3000	21.07%	14.23%	13.65%	—
Bloomberg U.S. Aggregate	5.10%	0.19%	1.31%	—
S&P 500	22.15%	15.00%	14.32%	—
Bloomberg U.S. 1-3 Month Treasury Bill	5.51%	2.22%	2.06%	—

The investment advisor selected a different index for comparison purposes. The advisor believes the Russell 3000 is more reflective of the fund's strategy as compared to the S&P 500.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$754,098,529
Management Fees (dollars paid during the reporting period)	$4,378,042
Portfolio Turnover Rate	28%
Total Number of Portfolio Holdings	838

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	46.0%
Common Stocks	25.7%
U.S. Treasury Securities	14.0%
Sovereign Governments and Agencies	2.9%
Corporate Bonds	1.7%
Collateralized Loan Obligations	1.0%
Asset-Backed Securities	0.2%
Collateralized Mortgage Obligations	0.2%
Preferred Stocks	0.2%
U.S. Government Agency Mortgage-Backed Securities	0.1%
Municipal Securities	0.1%
Exchange-Traded Funds	0.0%
Short-Term Investments	8.9%
Other Assets and Liabilities	(1.0)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25085515

ANNUAL SHAREHOLDER REPORT
Strategic Allocation: Moderate Fund

R6 Class (ASMDX)	July 31, 2024

This annual shareholder report contains important information about Strategic Allocation: Moderate Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$36	0.34%

What were the key factors that affected the fund’s performance?
Strategic Allocation: Moderate Fund R6 Class returned 11.52% for the reporting period ended July 31, 2024.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equity holdings contributed meaningfully to performance. U.S. stocks did very well from late 2023 through mid-2024 as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid worries about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generally fared better as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds did very well.
•	Non-U.S. fixed-income holdings produced positive results. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	11.52%	7.87%	6.99%
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
S&P 500	22.15%	15.00%	13.15%
Bloomberg U.S. 1-3 Month Treasury Bill	5.51%	2.22%	1.54%

The investment advisor selected a different index for comparison purposes. The advisor believes the Russell 3000 is more reflective of the fund's strategy as compared to the S&P 500.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$754,098,529
Management Fees (dollars paid during the reporting period)	$4,378,042
Portfolio Turnover Rate	28%
Total Number of Portfolio Holdings	838

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	46.0%
Common Stocks	25.7%
U.S. Treasury Securities	14.0%
Sovereign Governments and Agencies	2.9%
Corporate Bonds	1.7%
Collateralized Loan Obligations	1.0%
Asset-Backed Securities	0.2%
Collateralized Mortgage Obligations	0.2%
Preferred Stocks	0.2%
U.S. Government Agency Mortgage-Backed Securities	0.1%
Municipal Securities	0.1%
Exchange-Traded Funds	0.0%
Short-Term Investments	8.9%
Other Assets and Liabilities	(1.0)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25085630

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a Code of Ethics for Senior Financial Officers that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

(b) No response required.

(c) None.

(d) None.

(e) Not applicable.

(f) The registrant’s Code of Ethics for Senior Financial Officers was filed as Exhibit 12 (a)(1) to American Century Asset Allocation Portfolios, Inc.’s Annual Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005, and is incorporated herein by reference.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant’s board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) Chris H. Cheesman, Lynn M. Jenkins, Barry Fink and Gary Meltzer are the registrant’s designated audit committee financial experts. They are “independent” as defined in Item 3 of Form N-CSR.

(a)(3) Not applicable.

(b) No response required.

(c) No response required.

(d) No response required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

FY 2023:	$72,960
FY 2024:	$72,960

(b) Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were as follows:

For services rendered to the registrant:

FY 2023:	$0
FY 2024:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2023:	$0
FY 2024:	$0

(c) Tax Fees.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were as follows:

For services rendered to the registrant:

FY 2023:	$0
FY 2024:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2023:	$0
FY 2024:	$0

(d) All Other Fees.

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were as follows:

For services rendered to the registrant:

FY 2023:	$0
FY 2024:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain     engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2023:	$0
FY 2024:	$0

(e)(1) In accordance with paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X, before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant’s audit committee. Pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, the registrant’s audit committee also pre-approves its accountant’s engagements for non-audit services with the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) All services described in each of paragraphs (b) through (d) of this Item were pre-approved before the engagement by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X. Consequently, none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

FY 2023:	$243,325
FY 2024:	$198,325

(h) The registrant’s investment adviser and accountant have notified the registrant’s audit committee of all non-audit services that were rendered by the registrant’s accountant to the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The notification provided to the registrant’s audit committee included sufficient details regarding such services to allow the registrant’s audit committee to consider the continuing independence of its principal accountant.

(i)	Not applicable.

(j)	Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a)

Annual Financial Statement and Other Information

July 31, 2024

Strategic Allocation: Aggressive Fund
Investor Class (TWSAX)
I Class (AAAIX)
A Class (ACVAX)
C Class (ASTAX)
R Class (AAARX)
R5 Class (ASAUX)
R6 Class (AAAUX)

Schedule of Investments

JULY 31, 2024

	Shares/Principal Amount	Value
AFFILIATED FUNDS(1) — 52.6%
American Century Diversified Corporate Bond ETF	288,278	$13,564,575
American Century Emerging Markets Bond ETF	133,102	5,184,682
American Century Focused Dynamic Growth ETF(2)	457,680	40,112,814
American Century Focused Large Cap Value ETF	584,326	38,904,834
American Century Multisector Income ETF	526,514	23,082,374
American Century Quality Diversified International ETF	603,127	30,052,853
American Century Short Duration Strategic Income ETF	70,956	3,646,784
American Century U.S. Quality Growth ETF(3)	415,443	35,678,245
American Century U.S. Quality Value ETF	625,378	36,874,976
Avantis Emerging Markets Equity ETF(3)	599,000	36,646,820
Avantis International Equity ETF(3)	302,133	19,478,515
Avantis International Small Cap Value ETF(3)	132,595	9,013,808
Avantis U.S. Equity ETF	444,768	41,243,337
Avantis U.S. Small Cap Value ETF(3)	146,911	14,647,027
TOTAL AFFILIATED FUNDS (Cost $250,523,615)		348,131,644
COMMON STOCKS — 30.9%
Aerospace and Defense — 0.3%
AAR Corp.(2)	1,834	118,476
Bombardier, Inc., Class B(2)	335	22,609
CAE, Inc.(2)	6,560	119,355
Curtiss-Wright Corp.	2,374	699,618
HEICO Corp.	1,984	478,819
Hexcel Corp.	2,196	145,397
Huntington Ingalls Industries, Inc.	1,637	458,327
Lockheed Martin Corp.	273	147,944
Melrose Industries PLC	4,910	37,180
Saab AB, Class B	3,584	82,758
		2,310,483
Air Freight and Logistics — 0.1%
Cargojet, Inc.(3)	755	71,325
FedEx Corp.	610	184,372
GXO Logistics, Inc.(2)	3,555	199,009
InPost SA(2)	5,158	89,365
United Parcel Service, Inc., Class B	1,456	189,819
		733,890
Automobile Components — 0.2%
Aptiv PLC(2)	5,852	406,070
BorgWarner, Inc.	7,568	267,226
Continental AG	4,558	279,423
Hyundai Mobis Co. Ltd.	2,001	323,742
Linamar Corp.	4,541	226,516
Nifco, Inc.	1,000	25,355
Toyo Tire Corp.	2,900	47,316
		1,575,648
Automobiles — 0.2%
Bayerische Motoren Werke AG	3,517	326,199
Ferrari NV	898	369,592
Mercedes-Benz Group AG	5,287	349,494
Tesla, Inc.(2)	1,578	366,206

	Shares/Principal Amount	Value
Volvo Car AB, Class B(2)	54,943	$155,892
Winnebago Industries, Inc.	980	61,270
		1,628,653
Banks — 1.1%
Bancorp, Inc.(2)	1,286	66,666
Bank Central Asia Tbk. PT	785,700	497,514
Bank of America Corp.	9,703	391,128
Bankinter SA	10,819	92,410
Barclays PLC	305,620	913,897
BNP Paribas SA	1,801	123,393
BPER Banca SpA	25,211	147,510
Commerce Bancshares, Inc.	6,945	449,411
First Hawaiian, Inc.	9,663	241,962
Fukuoka Financial Group, Inc.	4,300	120,610
Hana Financial Group, Inc.	1,654	78,363
ING Groep NV, Series N	20,870	378,810
JPMorgan Chase & Co.	3,389	721,179
Mebuki Financial Group, Inc.	29,100	121,127
NU Holdings Ltd., Class A(2)	80,200	972,826
PNC Financial Services Group, Inc.	1,563	283,059
Regions Financial Corp.	15,280	341,814
Triumph Financial, Inc.(2)	1,157	104,975
Truist Financial Corp.	15,544	694,662
U.S. Bancorp	8,372	375,735
Westamerica Bancorporation	4,749	256,256
		7,373,307
Beverages — 0.3%
Ambev SA	116,500	237,896
Celsius Holdings, Inc.(2)	3,118	146,016
Coca-Cola Bottlers Japan Holdings, Inc.	3,900	58,131
Davide Campari-Milano NV	45,489	410,241
Heineken NV(3)	3,873	343,693
MGP Ingredients, Inc.	818	66,708
PepsiCo, Inc.	2,741	473,288
Pernod Ricard SA(3)	2,442	326,757
Royal Unibrew AS(2)	972	76,315
		2,139,045
Biotechnology — 0.8%
AbbVie, Inc.	3,030	561,520
ADMA Biologics, Inc.(2)	9,859	121,069
Alkermes PLC(2)	2,897	79,146
Alnylam Pharmaceuticals, Inc.(2)	2,055	487,980
Amgen, Inc.	650	216,105
Amicus Therapeutics, Inc.(2)	27,468	283,195
Arcutis Biotherapeutics, Inc.(2)	3,851	38,780
Argenx SE, ADR(2)	554	285,792
Biohaven Ltd.(2)	1,615	63,518
BioMarin Pharmaceutical, Inc.(2)	4,197	353,933
Blueprint Medicines Corp.(2)	1,117	120,971
Bridgebio Pharma, Inc.(2)	2,888	74,944
Celldex Therapeutics, Inc.(2)	1,301	49,581
Centessa Pharmaceuticals PLC, ADR(2)(3)	2,615	27,536
Crinetics Pharmaceuticals, Inc.(2)	1,219	64,753
CSL Ltd.	1,915	388,674

	Shares/Principal Amount	Value
Cytokinetics, Inc.(2)	1,023	$60,367
Halozyme Therapeutics, Inc.(2)	2,252	124,446
Insmed, Inc.(2)	2,331	169,580
Keros Therapeutics, Inc.(2)	941	47,201
Madrigal Pharmaceuticals, Inc.(2)(3)	352	100,200
Mineralys Therapeutics, Inc.(2)	2,273	28,162
Natera, Inc.(2)	6,982	714,887
REVOLUTION Medicines, Inc.(2)	1,757	80,189
Telix Pharmaceuticals Ltd.(2)(3)	6,303	79,128
Twist Bioscience Corp.(2)	1,144	63,847
Vaxcyte, Inc.(2)	1,589	125,356
Vera Therapeutics, Inc.(2)	1,232	45,079
Vertex Pharmaceuticals, Inc.(2)	364	180,442
Viking Therapeutics, Inc.(2)	835	47,595
		5,083,976
Broadline Retail — 0.4%
Alibaba Group Holding Ltd.	26,500	260,766
Amazon.com, Inc.(2)	7,659	1,432,080
Ollie's Bargain Outlet Holdings, Inc.(2)	1,760	171,846
Pan Pacific International Holdings Corp.	16,200	422,645
Ryohin Keikaku Co. Ltd.	5,400	101,832
		2,389,169
Building Products — 0.4%
AZEK Co., Inc.(2)	4,824	216,549
Cie de Saint-Gobain SA	1,994	171,057
Fortune Brands Innovations, Inc.	2,198	177,620
Hayward Holdings, Inc.(2)	12,174	180,053
JELD-WEN Holding, Inc.(2)	8,178	136,491
Johnson Controls International PLC	9,502	679,773
Lennox International, Inc.	1,417	826,820
Munters Group AB	3,573	77,355
Reliance Worldwide Corp. Ltd.	32,878	110,826
		2,576,544
Capital Markets — 1.5%
AllianceBernstein Holding LP	5,077	179,167
Ameriprise Financial, Inc.	575	247,290
ARES Management Corp., Class A	6,616	1,013,571
Bank of New York Mellon Corp.	15,131	984,574
BlackRock, Inc.	358	313,787
Bolsa Mexicana de Valores SAB de CV	35,130	54,681
Coinbase Global, Inc., Class A(2)	3,097	694,843
Donnelley Financial Solutions, Inc.(2)	2,679	180,779
GQG Partners, Inc.	45,825	89,444
Hamilton Lane, Inc., Class A	1,149	165,881
Integral Corp.	1,900	51,766
Intercontinental Exchange, Inc.	1,259	190,814
Intermediate Capital Group PLC	3,760	106,133
London Stock Exchange Group PLC	4,931	600,229
LPL Financial Holdings, Inc.	3,136	694,687
Man Group PLC	26,261	82,677
Morgan Stanley	5,250	541,853
MSCI, Inc.	1,923	1,039,881
Northern Trust Corp.	10,020	888,273
S&P Global, Inc.	927	449,345

	Shares/Principal Amount	Value
Swissquote Group Holding SA	289	$92,176
T Rowe Price Group, Inc.	4,820	550,492
TPG, Inc.	8,709	444,072
		9,656,415
Chemicals — 0.6%
Air Liquide SA	3,110	567,446
Akzo Nobel NV	6,018	372,106
Arkema SA	2,517	227,141
Aspen Aerogels, Inc.(2)	2,207	45,045
Avient Corp.	9,628	435,571
DSM-Firmenich AG	4,175	533,018
Ecolab, Inc.	1,175	271,061
Element Solutions, Inc.	29,130	785,054
Linde PLC	1,002	454,407
Shin-Etsu Chemical Co. Ltd.	9,600	426,534
Tokyo Ohka Kogyo Co. Ltd.	2,800	72,071
		4,189,454
Commercial Services and Supplies — 0.3%
Casella Waste Systems, Inc., Class A(2)	1,669	172,842
Clean Harbors, Inc.(2)	701	167,350
Daiei Kankyo Co. Ltd.	5,000	95,634
Element Fleet Management Corp.	928	17,751
Elis SA	6,093	140,903
Republic Services, Inc.	6,011	1,168,057
SPIE SA	3,374	130,421
Stericycle, Inc.(2)	1,854	108,552
UniFirst Corp.	536	104,273
		2,105,783
Communications Equipment — 0.3%
Arista Networks, Inc.(2)	1,289	446,703
Cisco Systems, Inc.	6,249	302,764
F5, Inc.(2)	2,900	590,556
Juniper Networks, Inc.	9,272	349,462
Motorola Solutions, Inc.	422	168,344
		1,857,829
Construction and Engineering — 0.2%
AtkinsRealis Group, Inc.	2,436	104,946
Construction Partners, Inc., Class A(2)	2,059	133,114
Eiffage SA	4,000	398,087
Fugro NV(3)	5,055	135,009
Kinden Corp.	4,900	103,380
Ventia Services Group Pty. Ltd.	33,822	97,375
Vinci SA	4,569	521,405
		1,493,316
Construction Materials — 0.2%
CRH PLC	7,485	641,464
James Hardie Industries PLC(2)	9,157	328,953
Summit Materials, Inc., Class A(2)	3,524	147,233
Taiheiyo Cement Corp.	4,100	111,983
		1,229,633
Consumer Finance — 0.1%
American Express Co.	1,095	277,079
FirstCash Holdings, Inc.	1,252	139,723
		416,802

	Shares/Principal Amount	Value
Consumer Staples Distribution & Retail — 0.5%
BGF retail Co. Ltd.	1,258	$95,018
Casey's General Stores, Inc.	574	222,620
Costco Wholesale Corp.	384	315,648
Dollar Tree, Inc.(2)	5,100	532,134
Grocery Outlet Holding Corp.(2)	2,862	55,981
Koninklijke Ahold Delhaize NV	27,570	888,173
Marks & Spencer Group PLC	27,585	116,507
PriceSmart, Inc.	1,512	138,091
Redcare Pharmacy NV(2)	696	104,193
Sysco Corp.	4,388	336,340
Target Corp.	2,229	335,264
		3,139,969
Containers and Packaging — 0.4%
Amcor PLC	12,883	135,658
AptarGroup, Inc.	477	70,109
Avery Dennison Corp.	1,050	227,671
Ball Corp.	3,153	201,256
Graphic Packaging Holding Co.	17,476	526,028
Packaging Corp. of America	2,500	499,675
Smurfit WestRock PLC	6,032	270,475
Sonoco Products Co.	4,435	239,135
Verallia SA	16,081	473,029
		2,643,036
Distributors — 0.2%
D'ieteren Group	205	47,113
LKQ Corp.	4,571	189,697
Pool Corp.	2,734	1,022,625
		1,259,435
Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions, Inc.(2)	3,749	450,817
Duolingo, Inc.(2)	3,089	531,123
European Wax Center, Inc., Class A(2)	6,557	61,570
Stride, Inc.(2)	2,402	182,504
		1,226,014
Diversified REITs — 0.1%
British Land Co. PLC	21,992	116,564
Essential Properties Realty Trust, Inc.	15,111	447,135
Merlin Properties Socimi SA	18,466	210,879
Mirvac Group	90,907	127,998
		902,576
Diversified Telecommunication Services — 0.2%
BCE, Inc.	10,093	340,442
Cellnex Telecom SA	916	31,947
LG Uplus Corp.	15,071	110,230
Orange SA	43,137	478,703
U-Next Holdings Co. Ltd.(3)	2,700	92,985
Verizon Communications, Inc.	10,414	421,975
		1,476,282
Electric Utilities — 0.6%
Duke Energy Corp.	5,739	627,100
Edison International	9,457	756,655
Evergy, Inc.	9,671	560,918
Eversource Energy	8,779	569,845

	Shares/Principal Amount	Value
Iberdrola SA	15,458	$204,172
NextEra Energy, Inc.	8,584	655,732
Pinnacle West Capital Corp.	2,401	205,502
Xcel Energy, Inc.	7,333	427,367
		4,007,291
Electrical Equipment — 0.6%
AMETEK, Inc.	2,194	380,615
Atkore, Inc.	1,013	136,755
Eaton Corp. PLC	1,225	373,368
Emerson Electric Co.	6,180	723,740
Furukawa Electric Co. Ltd.	2,100	57,449
Hubbell, Inc.	703	278,142
Regal Rexnord Corp.	2,903	466,454
Schneider Electric SE	2,748	662,365
Signify NV	10,313	255,292
Vertiv Holdings Co., Class A	6,122	481,801
		3,815,981
Electronic Equipment, Instruments and Components — 0.3%
CDW Corp.	4,054	884,218
Celestica, Inc. (Toronto)(2)	871	45,681
Cognex Corp.	1,454	72,148
Horiba Ltd.	700	55,402
Keyence Corp.	1,000	437,260
Littelfuse, Inc.	586	156,526
Mirion Technologies, Inc., Class A(2)	9,282	97,832
TE Connectivity Ltd.	2,567	396,165
Yokogawa Electric Corp.	1,700	43,031
		2,188,263
Energy Equipment and Services — 0.3%
Baker Hughes Co.	16,248	629,123
Expro Group Holdings NV(2)	12,455	289,205
Schlumberger NV	9,597	463,439
Seadrill Ltd.(2)	1,130	62,161
Subsea 7 SA	6,263	120,469
TechnipFMC PLC	2,346	69,207
Transocean Ltd.(2)	19,200	111,168
		1,744,772
Entertainment — 0.2%
CTS Eventim AG & Co. KGaA	740	65,182
Electronic Arts, Inc.	1,224	184,750
Liberty Media Corp.-Liberty Formula One, Class C(2)	772	62,432
Spotify Technology SA(2)	1,466	504,216
Take-Two Interactive Software, Inc.(2)	3,375	508,039
Universal Music Group NV	6,073	144,686
Walt Disney Co.	1,632	152,902
		1,622,207
Financial Services — 0.5%
Adyen NV(2)	273	333,944
AvidXchange Holdings, Inc.(2)	13,832	123,658
Block, Inc.(2)	1,248	77,226
Corpay, Inc.(2)	2,719	793,458
Edenred SE	13,946	580,694
Mastercard, Inc., Class A	728	337,581
Shift4 Payments, Inc., Class A(2)(3)	1,380	94,930

	Shares/Principal Amount	Value
Visa, Inc., Class A	2,489	$661,253
Worldline SA(2)	6,667	75,650
		3,078,394
Food Products — 0.4%
AAK AB	3,247	93,439
Conagra Brands, Inc.	33,458	1,014,447
General Mills, Inc.	8,610	578,075
Glanbia PLC	5,518	110,355
Mondelez International, Inc., Class A	3,665	250,503
Morinaga & Co. Ltd.	2,400	46,061
Nomad Foods Ltd.	6,473	123,699
Toyo Suisan Kaisha Ltd.	1,300	87,290
Yamazaki Baking Co. Ltd.	2,400	59,341
		2,363,210
Gas Utilities — 0.1%
Nippon Gas Co. Ltd.	4,600	71,704
ONE Gas, Inc.	5,558	387,004
Spire, Inc.	6,735	448,484
		907,192
Ground Transportation — 0.5%
Canadian Pacific Kansas City Ltd.	5,822	488,227
CSX Corp.	3,938	138,224
Knight-Swift Transportation Holdings, Inc.	2,863	155,833
Kyushu Railway Co.	1,000	26,692
Norfolk Southern Corp.	4,851	1,210,616
Saia, Inc.(2)	147	61,424
Schneider National, Inc., Class B	4,002	107,694
Uber Technologies, Inc.(2)	3,360	216,619
Union Pacific Corp.	1,453	358,499
XPO, Inc.(2)	5,863	673,600
		3,437,428
Health Care Equipment and Supplies — 1.0%
Alphatec Holdings, Inc.(2)	10,362	104,656
Becton Dickinson & Co.	1,890	455,603
ConvaTec Group PLC	9,920	29,889
DENTSPLY SIRONA, Inc.	8,881	241,030
Dexcom, Inc.(2)	9,412	638,322
Envista Holdings Corp.(2)	13,515	230,701
GE HealthCare Technologies, Inc.	7,191	608,574
Hologic, Inc.(2)	5,269	430,003
IDEXX Laboratories, Inc.(2)	1,381	657,522
Inari Medical, Inc.(2)	3,054	142,194
Insulet Corp.(2)	2,319	450,698
Integer Holdings Corp.(2)	1,097	130,280
Intuitive Surgical, Inc.(2)	592	263,209
Lantheus Holdings, Inc.(2)	1,262	132,296
SI-BONE, Inc.(2)	6,344	96,429
Terumo Corp.	27,800	498,408
Ypsomed Holding AG	227	104,320
Zimmer Biomet Holdings, Inc.	12,309	1,370,607
		6,584,741
Health Care Providers and Services — 1.1%
Acadia Healthcare Co., Inc.(2)	1,280	83,008
AMN Healthcare Services, Inc.(2)	1,041	70,392

	Shares/Principal Amount	Value
Amvis Holdings, Inc.	1,300	$22,633
Cardinal Health, Inc.	6,296	634,826
Cencora, Inc.	3,453	821,400
Centene Corp.(2)	4,490	345,371
Chartwell Retirement Residences	29,122	288,974
Cigna Group	1,114	388,418
Encompass Health Corp.	1,362	126,584
HealthEquity, Inc.(2)	1,656	129,963
Henry Schein, Inc.(2)	12,894	927,594
Labcorp Holdings, Inc.	2,244	483,447
NeoGenomics, Inc.(2)	8,150	144,500
Option Care Health, Inc.(2)	3,425	101,688
Quest Diagnostics, Inc.	5,886	837,578
R1 RCM, Inc.(2)	9,612	123,803
RadNet, Inc.(2)	1,301	77,735
UnitedHealth Group, Inc.	1,445	832,551
Universal Health Services, Inc., Class B	2,986	638,287
		7,078,752
Health Care REITs — 0.3%
Aedifica SA	908	57,715
CareTrust REIT, Inc.	6,392	172,328
Healthpeak Properties, Inc.	28,961	631,929
Ventas, Inc.	6,850	372,914
Welltower, Inc.	8,034	893,783
		2,128,669
Health Care Technology — 0.1%
Evolent Health, Inc., Class A(2)	3,387	78,985
GoodRx Holdings, Inc., Class A(2)	8,962	81,106
Pro Medicus Ltd.	651	61,421
Veeva Systems, Inc., Class A(2)	2,033	390,194
Waystar Holding Corp.(2)	3,018	69,414
		681,120
Hotel & Resort REITs — 0.1%
Invincible Investment Corp.	611	276,752
Japan Hotel REIT Investment Corp.	169	86,329
Ryman Hospitality Properties, Inc.	2,140	215,091
		578,172
Hotels, Restaurants and Leisure — 0.7%
Airbnb, Inc., Class A(2)	4,559	636,254
Chipotle Mexican Grill, Inc.(2)	13,002	706,269
Darden Restaurants, Inc.	1,805	264,053
DoorDash, Inc., Class A(2)	3,914	433,358
Greggs PLC	2,044	82,315
H World Group Ltd., ADR	6,421	192,630
Hilton Worldwide Holdings, Inc.	6,792	1,458,039
Kyoritsu Maintenance Co. Ltd.	1,300	25,238
MakeMyTrip Ltd.(2)	4,610	431,450
Melia Hotels International SA(3)	2,380	18,223
Planet Fitness, Inc., Class A(2)	1,263	93,083
Wingstop, Inc.	194	72,533
		4,413,445
Household Durables — 0.2%
Barratt Developments PLC	27,890	188,729
Bellway PLC	2,925	107,400

	Shares/Principal Amount	Value
Breville Group Ltd.(3)	2,778	$53,380
Mohawk Industries, Inc.(2)	1,704	274,463
Sonos, Inc.(2)	7,439	100,426
Taylor Wimpey PLC	211,736	434,096
TopBuild Corp.(2)	174	83,266
		1,241,760
Household Products — 0.5%
Church & Dwight Co., Inc.	9,634	944,228
Colgate-Palmolive Co.	1,299	128,848
Henkel AG & Co. KGaA, Preference Shares	3,825	327,197
Kimberly-Clark Corp.	4,731	638,922
Procter & Gamble Co.	2,055	330,362
Reckitt Benckiser Group PLC	12,832	690,280
		3,059,837
Independent Power and Renewable Electricity Producers — 0.1%
Talen Energy Corp.(2)	936	116,672
Vistra Corp.	7,948	629,641
		746,313
Industrial Conglomerates — 0.1%
Hitachi Ltd.	17,800	384,598
Honeywell International, Inc.	1,365	279,484
LG Corp.	3,109	198,268
		862,350
Industrial REITs — 0.5%
Americold Realty Trust, Inc.	8,086	241,691
CapitaLand Ascendas REIT	55,500	113,306
EastGroup Properties, Inc.	1,199	224,201
Goodman Group	20,890	482,268
Mapletree Industrial Trust	30,700	53,268
Prologis, Inc.	14,042	1,769,994
Segro PLC	19,670	231,528
Terreno Realty Corp.	1,132	77,440
Tritax Big Box REIT PLC	22,971	48,827
Warehouses De Pauw CVA	1,559	42,232
		3,284,755
Insurance — 0.8%
Aflac, Inc.	2,065	196,960
Allstate Corp.	4,635	793,141
Goosehead Insurance, Inc., Class A(2)	1,182	106,723
Hanover Insurance Group, Inc.	2,955	406,283
Kinsale Capital Group, Inc.	352	160,889
Marsh & McLennan Cos., Inc.	1,189	264,636
MetLife, Inc.	2,810	215,949
NN Group NV	9,575	480,513
Palomar Holdings, Inc.(2)	764	70,296
Progressive Corp.	1,260	269,791
Prudential Financial, Inc.	1,731	216,929
Prudential PLC	35,984	324,734
Reinsurance Group of America, Inc.	1,154	260,146
Ryan Specialty Holdings, Inc., Class A	7,972	490,995
Skyward Specialty Insurance Group, Inc.(2)	2,462	97,421
Tokio Marine Holdings, Inc.	8,100	317,788
Willis Towers Watson PLC	3,151	889,464
		5,562,658

	Shares/Principal Amount	Value
Interactive Media and Services — 0.6%
Alphabet, Inc., Class A	10,236	$1,755,883
Autohome, Inc., ADR	6,525	162,734
CAR Group Ltd.	3,169	72,477
Hemnet Group AB	1,795	66,507
Meta Platforms, Inc., Class A	1,881	893,155
QuinStreet, Inc.(2)	6,397	119,624
Scout24 SE	958	75,737
Tencent Holdings Ltd.	17,600	812,178
		3,958,295
IT Services — 0.8%
Accenture PLC, Class A	1,540	509,155
Amdocs Ltd.	6,756	590,947
BIPROGY, Inc.	1,800	58,983
Cloudflare, Inc., Class A(2)	7,981	618,528
Cognizant Technology Solutions Corp., Class A	4,517	341,847
GDS Holdings Ltd., ADR(2)	2,366	26,570
GDS Holdings Ltd., Class A(2)(3)	33,600	46,820
Globant SA(2)	402	78,273
Indra Sistemas SA(3)	5,958	119,481
International Business Machines Corp.	1,541	296,088
Megaport Ltd.(2)	2,339	16,933
MongoDB, Inc.(2)	2,815	710,393
NEC Corp.	5,300	458,740
NEXTDC Ltd.(2)	72,906	802,858
NTT Data Group Corp.	25,200	392,475
		5,068,091
Leisure Products — 0.1%
BRP, Inc.(3)	4,387	317,844
Brunswick Corp.	635	51,721
Thule Group AB	2,282	63,091
YETI Holdings, Inc.(2)	2,393	98,951
		531,607
Life Sciences Tools and Services — 0.6%
Agilent Technologies, Inc.	4,582	647,895
Avantor, Inc.(2)	11,102	296,979
Bio-Techne Corp.	3,185	259,864
Danaher Corp.	1,976	547,510
ICON PLC(2)	1,882	618,124
IQVIA Holdings, Inc.(2)	1,422	350,139
Lonza Group AG	672	447,491
Mettler-Toledo International, Inc.(2)	204	310,290
Thermo Fisher Scientific, Inc.	606	371,684
		3,849,976
Machinery — 0.6%
Aalberts NV	773	29,558
Amada Co. Ltd.	4,800	56,371
CNH Industrial NV	25,264	269,062
Crane Co.	1,595	255,870
Cummins, Inc.	1,978	577,180
Deere & Co.	422	156,976
Dover Corp.	621	114,425
Fluidra SA	2,836	63,182
Hoshizaki Corp.	1,500	47,241

	Shares/Principal Amount	Value
KION Group AG	1,044	$41,290
Konecranes OYJ	1,689	117,982
Organo Corp.	1,600	72,568
Oshkosh Corp.	4,660	506,309
Parker-Hannifin Corp.	518	290,681
RBC Bearings, Inc.(2)	635	184,683
Techtronic Industries Co. Ltd.	25,000	320,167
Timken Co.	2,786	242,243
Trelleborg AB, B Shares	1,265	47,011
Weir Group PLC	4,077	106,429
Xylem, Inc.	4,233	565,106
		4,064,334
Media — 0.4%
4imprint Group PLC	644	50,286
CyberAgent, Inc.	11,700	75,646
Fox Corp., Class B	6,842	242,412
Interpublic Group of Cos., Inc.	18,985	610,747
Omnicom Group, Inc.	1,262	123,727
Stroeer SE & Co. KGaA	1,270	85,865
Trade Desk, Inc., Class A(2)	10,308	926,483
WPP PLC	37,481	361,545
		2,476,711
Metals and Mining — 0.1%
Alamos Gold, Inc., Class A	5,650	96,291
ATI, Inc.(2)	1,108	75,023
Capstone Copper Corp.(2)	14,638	98,389
Carpenter Technology Corp.	1,075	156,810
ERO Copper Corp.(2)	3,277	64,085
GMK Norilskiy Nickel PAO(4)	244,600	3
Sandfire Resources Ltd.(2)	16,174	92,380
		582,981
Multi-Utilities — 0.3%
CMS Energy Corp.	5,196	336,701
Northwestern Energy Group, Inc.	14,397	774,126
WEC Energy Group, Inc.	6,831	587,876
		1,698,703
Office REITs — 0.0%
BXP, Inc.	3,597	256,502
Oil, Gas and Consumable Fuels — 0.7%
Cheniere Energy, Inc.	2,072	378,430
ConocoPhillips	4,454	495,285
Coterra Energy, Inc.	11,945	308,181
Enterprise Products Partners LP	30,936	892,813
EOG Resources, Inc.	3,573	453,056
EQT Corp.	9,793	337,956
Gaztransport Et Technigaz SA	155	22,839
Kosmos Energy Ltd.(2)	39,806	220,127
Occidental Petroleum Corp.	7,970	484,735
Paladin Energy Ltd.(2)	9,236	69,286
Permian Resources Corp.	23,143	355,014
Targa Resources Corp.	3,595	486,332
		4,504,054
Paper and Forest Products — 0.0%
Louisiana-Pacific Corp.	795	78,037

	Shares/Principal Amount	Value
Stella-Jones, Inc.(3)	1,827	$122,921
		200,958
Passenger Airlines — 0.1%
Southwest Airlines Co.	19,107	514,743
Personal Care Products — 0.3%
BellRing Brands, Inc.(2)	1,446	74,151
elf Beauty, Inc.(2)	2,038	351,718
Haleon PLC	88,533	397,106
Inter Parfums, Inc.	816	114,795
Kenvue, Inc.	28,012	517,942
Kose Corp.	900	60,144
Unilever PLC	6,555	402,835
		1,918,691
Pharmaceuticals — 0.9%
ALK-Abello AS(2)	4,994	112,564
AstraZeneca PLC, ADR	1,177	93,160
Bristol-Myers Squibb Co.	1,779	84,609
Edgewise Therapeutics, Inc.(2)	2,495	42,490
Eli Lilly & Co.	480	386,050
Galderma Group AG(2)	4,133	325,128
GSK PLC	33,669	653,811
Hikma Pharmaceuticals PLC	7,368	180,146
Intra-Cellular Therapies, Inc.(2)	759	59,748
Laboratorios Farmaceuticos Rovi SA	707	68,023
Longboard Pharmaceuticals, Inc.(2)	1,569	52,154
Merck & Co., Inc.	3,275	370,501
Novo Nordisk AS, Class B	10,514	1,393,030
Roche Holding AG	2,304	745,942
Sanofi SA	824	84,948
Sanofi SA, ADR	10,736	556,232
Santen Pharmaceutical Co. Ltd.	9,800	117,612
Verona Pharma PLC, ADR(2)(3)	2,769	62,745
Virbac SACA	111	42,255
Zoetis, Inc.	1,781	320,651
		5,751,799
Professional Services — 0.6%
Adecco Group AG	15,474	526,709
ALS Ltd.	6,231	63,084
BayCurrent Consulting, Inc.	2,100	64,648
Equifax, Inc.	2,078	580,531
FTI Consulting, Inc.(2)	447	97,432
Jacobs Solutions, Inc.	4,234	619,646
RELX PLC	13,745	648,729
Teleperformance SE	4,735	609,562
Verisk Analytics, Inc.	2,533	663,013
		3,873,354
Real Estate Management and Development — 0.2%
Colliers International Group, Inc.(3)	467	62,891
CTP NV	4,331	75,879
DLF Ltd.	6,864	73,077
FirstService Corp.	474	82,742
FirstService Corp. (Toronto)	897	156,401
Godrej Properties Ltd.(2)	1,813	69,891
Grainger PLC	22,003	68,343

	Shares/Principal Amount	Value
Macrotech Developers Ltd.	4,313	$67,540
Mitsubishi Estate Co. Ltd.	8,200	139,760
Mitsui Fudosan Co. Ltd.	18,600	192,693
Phoenix Mills Ltd.	2,067	88,953
PSP Swiss Property AG	679	90,736
Redfin Corp.(2)(3)	5,188	42,230
Tokyo Tatemono Co. Ltd.	6,600	115,134
Tokyu Fudosan Holdings Corp.	16,900	122,023
Vonovia SE	2,469	75,700
		1,523,993
Residential REITs — 0.3%
American Homes 4 Rent, Class A	5,209	187,993
AvalonBay Communities, Inc.	2,312	473,775
Boardwalk Real Estate Investment Trust	1,528	86,324
Camden Property Trust	1,308	144,861
Equity Residential	6,919	481,770
Essex Property Trust, Inc.	1,579	439,530
Invitation Homes, Inc.	7,363	259,693
UNITE Group PLC	5,484	67,219
		2,141,165
Retail REITs — 0.4%
Agree Realty Corp.	3,826	263,879
Charter Hall Retail REIT	29,448	67,378
Kite Realty Group Trust	13,945	343,884
Link REIT	8,700	36,705
Phillips Edison & Co., Inc.	2,289	80,344
Realty Income Corp.	12,750	732,232
Regency Centers Corp.	6,358	428,148
Scentre Group	118,386	269,971
Simon Property Group, Inc.	2,107	323,298
Unibail-Rodamco-Westfield	1,886	141,037
Urban Edge Properties	11,746	238,444
		2,925,320
Semiconductors and Semiconductor Equipment — 1.7%
Advanced Micro Devices, Inc.(2)	3,362	485,742
Analog Devices, Inc.	1,898	439,159
Applied Materials, Inc.	1,832	388,750
ASML Holding NV	984	916,273
Broadcom, Inc.	2,498	401,379
Camtek Ltd.	532	55,860
Credo Technology Group Holding Ltd.(2)	4,263	118,298
Enphase Energy, Inc.(2)	4,347	500,383
FormFactor, Inc.(2)	1,289	69,039
Impinj, Inc.(2)	679	108,158
Infineon Technologies AG	7,005	243,341
MACOM Technology Solutions Holdings, Inc.(2)	1,319	133,113
Marvell Technology, Inc.	3,201	214,403
Micronics Japan Co. Ltd.	1,000	39,736
MKS Instruments, Inc.	536	67,482
Monolithic Power Systems, Inc.	1,060	914,875
Nova Ltd.(2)	429	88,576
NVIDIA Corp.	23,373	2,735,108
ON Semiconductor Corp.(2)	3,067	239,993
Onto Innovation, Inc.(2)	637	121,858

	Shares/Principal Amount	Value
Rambus, Inc.(2)	2,606	$134,053
Silicon Laboratories, Inc.(2)	982	117,968
Socionext, Inc.	1,700	34,329
SUMCO Corp.	37,800	621,447
Taiwan Semiconductor Manufacturing Co. Ltd.	42,000	1,225,194
Teradyne, Inc.	7,032	922,317
		11,336,834
Software — 1.8%
Adobe, Inc.(2)	206	113,640
Agilysys, Inc.(2)	594	66,581
Bytes Technology Group PLC	6,697	43,632
Cadence Design Systems, Inc.(2)	2,783	744,898
Crowdstrike Holdings, Inc., Class A(2)	436	101,135
CyberArk Software Ltd.(2)	714	183,055
Datadog, Inc., Class A(2)	7,615	886,691
Descartes Systems Group, Inc.(2)	946	96,214
Dynatrace, Inc.(2)	1,276	56,042
Five9, Inc.(2)	1,615	71,948
Guidewire Software, Inc.(2)	4,279	642,149
HubSpot, Inc.(2)	1,256	624,270
JFrog Ltd.(2)	2,458	94,780
Klaviyo, Inc., Class A(2)(3)	1,540	40,348
Manhattan Associates, Inc.(2)	3,084	787,592
Microsoft Corp.	7,979	3,338,015
Money Forward, Inc.(2)	1,500	50,124
nCino, Inc.(2)	2,900	95,004
Palantir Technologies, Inc., Class A(2)	34,657	931,927
Procore Technologies, Inc.(2)	6,805	483,359
Q2 Holdings, Inc.(2)	2,734	184,463
Salesforce, Inc.	856	221,533
SAP SE	3,544	749,273
ServiceNow, Inc.(2)	137	111,571
SPS Commerce, Inc.(2)	537	115,680
Tenable Holdings, Inc.(2)	3,420	157,046
Workday, Inc., Class A(2)	955	216,900
Zscaler, Inc.(2)	3,745	671,666
		11,879,536
Specialized REITs — 0.8%
American Tower Corp.	413	91,025
CubeSmart	4,893	232,809
Digital Core REIT Management Pte. Ltd.	151,000	86,142
Digital Realty Trust, Inc.	5,946	888,868
Equinix, Inc.	1,223	966,464
Extra Space Storage, Inc.	2,746	438,317
Iron Mountain, Inc.	5,974	612,693
Lamar Advertising Co., Class A	583	69,878
Public Storage	2,632	778,861
SBA Communications Corp.	2,002	439,519
VICI Properties, Inc.	21,380	668,339
		5,272,915
Specialty Retail — 0.5%
Arhaus, Inc.(3)	6,843	103,945
Boot Barn Holdings, Inc.(2)	1,185	158,174
Burlington Stores, Inc.(2)	3,413	888,472

	Shares/Principal Amount	Value
CarMax, Inc.(2)	1,595	$134,682
Home Depot, Inc.	1,770	651,643
Kingfisher PLC	115,765	411,560
Sanrio Co. Ltd.	4,100	87,048
TJX Cos., Inc.	3,910	441,908
Tractor Supply Co.	802	211,183
		3,088,615
Technology Hardware, Storage and Peripherals — 0.6%
Apple, Inc.	12,468	2,768,893
HP, Inc.	14,961	539,943
Super Micro Computer, Inc.(2)	816	572,546
		3,881,382
Textiles, Apparel and Luxury Goods — 0.2%
Asics Corp.	6,800	110,978
Crocs, Inc.(2)	621	83,444
Deckers Outdoor Corp.(2)	130	119,942
Levi Strauss & Co., Class A	2,429	44,524
LVMH Moet Hennessy Louis Vuitton SE	277	195,385
On Holding AG, Class A(2)	20,267	839,459
		1,393,732
Tobacco — 0.2%
British American Tobacco PLC	25,425	902,105
KT&G Corp.	6,975	475,499
		1,377,604
Trading Companies and Distributors — 0.5%
AddTech AB, B Shares	1,208	38,981
Applied Industrial Technologies, Inc.	910	198,553
Beacon Roofing Supply, Inc.(2)	4,964	510,299
Beijer Ref AB(3)	4,150	65,900
Bunzl PLC	13,122	549,803
Core & Main, Inc., Class A(2)	8,187	437,759
Diploma PLC	2,183	124,814
Ferguson PLC	880	195,932
FTAI Aviation Ltd.	470	52,382
H&E Equipment Services, Inc.	2,328	121,754
Howden Joinery Group PLC	7,438	89,927
MSC Industrial Direct Co., Inc., Class A	6,390	568,390
Rexel SA	11,331	287,886
Seven Group Holdings Ltd.	3,837	98,446
SiteOne Landscape Supply, Inc.(2)	1,333	195,524
		3,536,350
Transportation Infrastructure — 0.0%
Flughafen Zurich AG	434	100,442
SATS Ltd.	11,400	28,025
		128,467
TOTAL COMMON STOCKS (Cost $152,722,694)		204,531,281
U.S. TREASURY SECURITIES — 8.6%
U.S. Treasury Bonds, 2.00%, 11/15/41	$3,150,000	2,240,991
U.S. Treasury Bonds, 2.375%, 2/15/42	5,000,000	3,768,262
U.S. Treasury Bonds, 3.00%, 5/15/42	250,000	207,266
U.S. Treasury Bonds, 3.75%, 11/15/43	40,000	36,425
U.S. Treasury Bonds, 4.75%, 11/15/43	40,000	41,787
U.S. Treasury Bonds, 3.125%, 8/15/44	350,000	288,641

		Shares/Principal Amount	Value
U.S. Treasury Bonds, 3.00%, 5/15/45		$100,000	$80,355
U.S. Treasury Bonds, 3.00%, 11/15/45		50,000	40,010
U.S. Treasury Inflation-Indexed Bonds, 2.375%, 1/15/27		311,476	313,109
U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/40		523,109	531,983
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/42		917,354	738,714
U.S. Treasury Inflation-Indexed Bonds, 0.625%, 2/15/43		423,476	328,361
U.S. Treasury Inflation-Indexed Bonds, 1.375%, 2/15/44		1,549,729	1,370,018
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/45		3,160,940	2,447,559
U.S. Treasury Inflation-Indexed Bonds, 0.875%, 2/15/47		520,428	403,758
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/51		663,482	400,009
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/52		1,128,220	669,543
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/25		6,079,500	5,913,650
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/26		2,993,975	2,870,918
U.S. Treasury Inflation-Indexed Notes, 0.875%, 1/15/29		435,341	418,686
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/32		940,382	831,708
U.S. Treasury Notes, 1.875%, 8/31/24		4,000,000	3,988,936
U.S. Treasury Notes, 4.625%, 2/28/26		6,220,000	6,236,765
U.S. Treasury Notes, 2.75%, 7/31/27		311,000	299,532
U.S. Treasury Notes, 2.25%, 8/15/27		200,000	189,699
U.S. Treasury Notes, 3.875%, 11/30/27		3,895,000	3,876,742
U.S. Treasury Notes, 4.375%, 8/31/28		3,830,000	3,887,824
U.S. Treasury Notes, 1.50%, 11/30/28(5)		6,900,000	6,229,676
U.S. Treasury Notes, 3.50%, 4/30/30		3,550,000	3,467,490
U.S. Treasury Notes, 4.375%, 11/30/30		1,870,000	1,912,988
U.S. Treasury Notes, 4.375%, 5/15/34		2,550,000	2,615,543
U.S. Treasury Notes, VRN, 5.34%, (3-month USBMMY plus 0.13%), 7/31/25		400,000	399,969
TOTAL U.S. TREASURY SECURITIES (Cost $60,960,783)			57,046,917
CORPORATE BONDS — 1.3%
Aerospace and Defense — 0.0%
TransDigm, Inc., 4.625%, 1/15/29		190,000	179,862
Automobile Components — 0.0%
ZF North America Capital, Inc., 4.75%, 4/29/25(6)		110,000	108,835
Automobiles — 0.2%
American Honda Finance Corp., 0.75%, 8/9/24		750,000	749,183
Ford Motor Credit Co. LLC, 3.625%, 6/17/31		370,000	324,216
			1,073,399
Banks — 0.3%
Avi Funding Co. Ltd., 3.80%, 9/16/25(6)		143,000	141,031
Banco Santander SA, 2.50%, 3/18/25	EUR	100,000	107,352
Bank of America Corp., 2.30%, 7/25/25	GBP	100,000	125,189
CaixaBank SA, VRN, 2.25%, 4/17/30	EUR	100,000	106,320
Commerzbank AG, 4.00%, 3/23/26	EUR	150,000	162,982
European Union, 0.00%, 7/4/31(7)	EUR	1,450,000	1,306,849
ING Groep NV, 2.125%, 1/10/26	EUR	200,000	213,146
Lloyds Bank PLC, 7.625%, 4/22/25	GBP	20,000	26,104
			2,188,973
Chemicals — 0.0%
MEGlobal BV, 4.25%, 11/3/26(6)		$46,000	44,842
Olin Corp., 5.125%, 9/15/27		70,000	68,399
			113,241
Commercial Services and Supplies — 0.0%
Clean Harbors, Inc., 6.375%, 2/1/31(6)		190,000	192,334

	Shares/Principal Amount	Value
Containers and Packaging — 0.0%
Sealed Air Corp., 5.125%, 12/1/24(6)	$105,000	$105,244
Diversified Telecommunication Services — 0.1%
AT&T, Inc., 4.90%, 8/15/37	59,000	56,574
Sprint Capital Corp., 6.875%, 11/15/28	258,000	276,816
		333,390
Electric Utilities — 0.0%
Duke Energy Progress LLC, 4.15%, 12/1/44	40,000	33,209
MidAmerican Energy Co., 5.85%, 9/15/54	45,000	47,444
		80,653
Financial Services — 0.0%
Allen C Stonecipher Life Insurance Trust, VRDN, 5.45%, 8/7/24 (LOC: FHLB)	5,000	5,000
Ground Transportation — 0.0%
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	12,000	10,825
Burlington Northern Santa Fe LLC, 5.50%, 3/15/55	60,000	61,657
		72,482
Health Care Providers and Services — 0.1%
DaVita, Inc., 4.625%, 6/1/30(6)	270,000	247,482
Kaiser Foundation Hospitals, 3.00%, 6/1/51	70,000	48,627
		296,109
Hotels, Restaurants and Leisure — 0.2%
Caesars Entertainment, Inc., 4.625%, 10/15/29(6)	110,000	102,266
Caesars Entertainment, Inc., 7.00%, 2/15/30(6)	142,000	146,573
MGM Resorts International, 4.625%, 9/1/26	39,000	38,267
Station Casinos LLC, 4.625%, 12/1/31(6)	530,000	483,321
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(6)	200,000	196,119
		966,546
Household Durables — 0.1%
KB Home, 4.80%, 11/15/29	253,000	243,526
Meritage Homes Corp., 5.125%, 6/6/27	190,000	190,197
Tempur Sealy International, Inc., 3.875%, 10/15/31(6)	136,000	117,201
		550,924
Leisure Products — 0.0%
Mattel, Inc., 5.45%, 11/1/41	200,000	184,048
Media — 0.0%
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.38%, 10/23/35	155,000	155,475
Metals and Mining — 0.1%
ATI, Inc., 4.875%, 10/1/29	240,000	229,098
Cleveland-Cliffs, Inc., 6.75%, 4/15/30(6)	230,000	231,851
Freeport-McMoRan, Inc., 5.40%, 11/14/34	215,000	214,777
		675,726
Multi-Utilities — 0.0%
Dominion Energy, Inc., 4.90%, 8/1/41	30,000	27,240
Oil, Gas and Consumable Fuels — 0.1%
Antero Resources Corp., 7.625%, 2/1/29(6)	65,000	67,189
Energy Transfer LP, 5.75%, 4/1/25	90,000	90,009
MEG Energy Corp., 5.875%, 2/1/29(6)	70,000	69,171
Southwestern Energy Co., 5.70%, 1/23/25	21,000	20,930
		247,299
Passenger Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(6)	95,128	94,574
Personal Care Products — 0.0%
Edgewell Personal Care Co., 4.125%, 4/1/29(6)	180,000	167,639

		Shares/Principal Amount	Value
Specialty Retail — 0.0%
Murphy Oil USA, Inc., 3.75%, 2/15/31(6)		$210,000	$186,648
Technology Hardware, Storage and Peripherals — 0.1%
Apple, Inc., 2.75%, 1/13/25		500,000	494,734
TOTAL CORPORATE BONDS (Cost $8,812,733)			8,500,375
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.2%
Australia — 0.0%
Australia Government Bonds, 3.00%, 3/21/47	AUD	120,000	61,346
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	110,000	69,435
			130,781
Austria — 0.0%
Republic of Austria Government Bonds, 0.75%, 10/20/26(6)	EUR	41,000	42,642
Republic of Austria Government Bonds, 4.15%, 3/15/37(6)	EUR	29,000	35,329
			77,971
Belgium — 0.0%
Kingdom of Belgium Government Bonds, 4.25%, 3/28/41(6)	EUR	27,000	33,090
Canada — 0.3%
Canada Government Bonds, 0.25%, 3/1/26	CAD	850,000	584,451
Canada Government Bonds, 3.50%, 3/1/28	CAD	1,785,000	1,308,487
Province of British Columbia, 2.85%, 6/18/25	CAD	201,000	144,064
Province of Quebec, 5.75%, 12/1/36	CAD	108,000	91,100
Province of Quebec, 3.50%, 12/1/48	CAD	20,000	12,847
			2,140,949
Chile — 0.0%
Chile Government International Bonds, 5.33%, 1/5/54		$60,000	57,843
China — 0.0%
China Government Bonds, 3.25%, 6/6/26	CNY	400,000	57,149
China Government Bonds, 3.29%, 5/23/29	CNY	300,000	44,445
			101,594
Denmark — 0.0%
Denmark Government Bonds, 0.50%, 11/15/27	DKK	245,000	33,638
Denmark Government Bonds, 4.50%, 11/15/39	DKK	62,000	11,286
			44,924
Finland — 0.1%
Finland Government Bonds, 4.00%, 7/4/25(6)	EUR	58,000	63,305
Finland Government Bonds, 0.125%, 4/15/36(6)	EUR	350,000	275,513
			338,818
France — 0.2%
French Republic Government Bonds OAT, 0.00%, 11/25/31(6)(7)	EUR	1,050,000	929,590
Germany — 0.2%
Bundesrepublik Deutschland Bundesanleihe, 2.30%, 2/15/33	EUR	1,320,000	1,437,260
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/52(7)	EUR	40,000	21,809
			1,459,069
Italy — 0.1%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	35,000	37,346
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	223,000	238,223
			275,569
Japan — 0.1%
Japan Government Thirty Year Bonds, 1.40%, 3/20/53	JPY	58,700,000	328,620
Japan Government Thirty Year Bonds, 1.20%, 6/20/53	JPY	35,000,000	185,649
Japan Government Thirty Year Bonds, 1.80%, 9/20/53	JPY	26,500,000	162,919
			677,188
Malaysia — 0.0%
Malaysia Government Bonds, 3.96%, 9/15/25	MYR	250,000	54,862

		Shares/Principal Amount	Value
Mexico — 0.0%
Mexico Government International Bonds, 4.15%, 3/28/27		$200,000	$196,284
Netherlands — 0.0%
Netherlands Government Bonds, 2.75%, 1/15/47(6)	EUR	27,000	29,460
Norway — 0.0%
Norway Government Bonds, 1.75%, 2/17/27(6)	NOK	510,000	44,830
Thailand — 0.0%
Thailand Government Bonds, 3.85%, 12/12/25	THB	3,200,000	91,622
United Kingdom — 0.2%
U.K. Gilts, 0.125%, 1/30/26	GBP	1,100,000	1,339,988
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $9,099,754)			8,024,432
COLLATERALIZED LOAN OBLIGATIONS — 0.2%
ARES Loan Funding III Ltd., Series 2022-ALF3A, Class A1R, VRN, 6.51%, (3-month SOFR plus 1.27%), 7/25/36(6)(8)		$250,000	250,000
Cerberus Loan Funding XXXI LP, Series 2021-1A, Class A, VRN, 7.06%, (3-month SOFR plus 1.76%), 4/15/32(6)		48,444	48,712
Cook Park CLO Ltd., Series 2018-1A, Class C, VRN, 7.30%, (3-month SOFR plus 2.01%), 4/17/30(6)		250,000	250,576
KKR CLO 18 Ltd., Series 2018, Class CR, VRN, 7.64%, (3-month SOFR plus 2.36%), 7/18/30(6)		175,000	175,285
Magnetite XXV Ltd., Series 2020-25A, Class C, VRN, 7.65%, (3-month SOFR plus 2.36%), 1/25/32(6)		300,000	300,803
Marathon CLO Ltd., Series 2021-17A, Class B1, VRN, 8.22%, (3-month SOFR plus 2.94%), 1/20/35(6)		200,000	200,518
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $1,222,342)			1,225,894
PREFERRED STOCKS — 0.2%
Automobiles — 0.1%
Volkswagen International Finance NV, 3.875%		300,000	304,438
Electric Utilities — 0.0%
Enel SpA, 2.25%		100,000	102,973
Insurance — 0.1%
Allianz SE, 2.625%		200,000	175,261
Generali, 4.60%		100,000	108,574
Intesa Sanpaolo Vita SpA, 4.75%		100,000	108,366
			392,201
Oil, Gas and Consumable Fuels — 0.0%
Eni SpA, 3.375%		200,000	204,559
TOTAL PREFERRED STOCKS (Cost $1,283,969)			1,004,171
ASSET-BACKED SECURITIES — 0.1%
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(6)		$181,223	162,610
FirstKey Homes Trust, Series 2020-SFR1, Class C, 1.94%, 8/17/37(6)		300,000	287,687
Lunar Aircraft Ltd., Series 2020-1A, Class A, SEQ, 3.38%, 2/15/45(6)		257,139	247,713
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(6)		176,264	160,265
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(6)		48,498	48,267
TOTAL ASSET-BACKED SECURITIES (Cost $966,273)			906,542
MUNICIPAL SECURITIES — 0.0%
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41		30,000	34,959
New York City GO, 6.27%, 12/1/37		5,000	5,459
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51		35,000	34,249
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60		100,000	69,692
State of California GO, 4.60%, 4/1/38		30,000	29,164
State of California GO, 7.60%, 11/1/40		40,000	49,694
Texas Natural Gas Securitization Finance Corp. Rev., SEQ, 5.17%, 4/1/41		30,000	30,791
TOTAL MUNICIPAL SECURITIES (Cost $288,432)			254,008

	Shares/Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0%
Private Sponsor Collateralized Mortgage Obligations — 0.0%
ABN AMRO Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	$1,483	$1,453
SoFi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(6)	8,137	7,161
		8,614
U.S. Government Agency Collateralized Mortgage Obligations — 0.0%
FNMA, Series 2024-R01, Class 1M1, VRN, 6.40%, (30-day average SOFR plus 1.05%), 1/25/44(6)	218,219	218,575
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $227,734)		227,189
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.0%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 0.0%
GNMA, 7.50%, 10/15/25	30	30
GNMA, 6.00%, 3/15/26	714	720
GNMA, 7.00%, 12/15/27	1,219	1,223
GNMA, 7.00%, 5/15/31	2,916	3,019
GNMA, 6.50%, 10/15/38	115,592	122,876
GNMA, 4.50%, 6/15/41	91,888	90,824
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $218,688)		218,692
EXCHANGE-TRADED FUNDS — 0.0%
iShares MSCI EAFE Small-Cap ETF (Cost $4,471)	76	4,924
SHORT-TERM INVESTMENTS — 7.3%
Certificates of Deposit — 0.5%
Wells Fargo Bank NA, 5.40%, 3/11/25(6)	$3,500,000	3,508,116
Commercial Paper(9) — 1.8%
Banco Santander SA, 5.58%, 1/7/25(6)	1,000,000	977,000
Ionic Funding LLC, 5.69%, 9/5/24(6)	1,000,000	994,607
Ionic Funding LLC, 5.71%, 9/17/24(6)	2,500,000	2,482,037
JP Morgan Securities LLC, VRN, 5.71%, (SOFR plus 0.37%), 1/27/25(6)	2,000,000	2,001,268
Mainbeach Funding LLC, 5.50%, 8/1/24(6)	1,820,000	1,819,729
Overwatch Alpha Funding LLC, 5.49%, 8/1/24(6)	725,000	725,000
Regatta Funding Co. LLC, 5.56%, 8/21/24(6)	1,250,000	1,246,075
UBS AG, VRN, 5.62%, (SOFR plus 0.25%), 8/19/24(6)	750,000	750,076
Washington Morgan Capital Co. LLC, 5.60%, 11/22/24 (LOC: Goldman Sachs & Co.)(6)	1,100,000	1,081,699
		12,077,491
Money Market Funds — 4.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	13,911,027	13,911,027
State Street Navigator Securities Lending Government Money Market Portfolio(10)	16,370,705	16,370,705
		30,281,732
Treasury Bills(9) — 0.4%
U.S. Treasury Bills, 5.44%, 8/20/24	$1,750,000	1,745,126
U.S. Treasury Bills, 5.44%, 8/27/24	500,000	498,094
U.S. Treasury Bills, 5.19%, 6/12/25	500,000	479,956
		2,723,176
TOTAL SHORT-TERM INVESTMENTS (Cost $48,578,235)		48,590,515
TOTAL INVESTMENT SECURITIES — 102.4% (Cost $534,909,723)		678,666,584
OTHER ASSETS AND LIABILITIES — (2.4)%		(16,154,294)
TOTAL NET ASSETS — 100.0%		$662,512,290

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	129,335	AUD	195,489	Citibank N.A.	9/18/24	$1,342
BRL	2,549,821	USD	470,664	JPMorgan Chase Bank N.A.	9/18/24	(22,050)
CAD	4,859	USD	3,553	Bank of America N.A.	9/27/24	(28)
CAD	17,330	USD	12,733	Bank of America N.A.	9/27/24	(160)
CAD	18,716	USD	13,752	Bank of America N.A.	9/27/24	(173)
CAD	6,310	USD	4,641	Bank of America N.A.	9/27/24	(64)
CAD	9,650	USD	7,067	Bank of America N.A.	9/27/24	(66)
CAD	9,301	USD	6,816	Bank of America N.A.	9/27/24	(69)
CAD	6,511	USD	4,757	Bank of America N.A.	9/27/24	(34)
CAD	4,650	USD	3,394	Bank of America N.A.	9/27/24	(20)
CAD	6,517	USD	4,747	Bank of America N.A.	9/27/24	(19)
CAD	10,266	USD	7,449	Bank of America N.A.	9/27/24	(2)
CAD	4,655	USD	3,377	Bank of America N.A.	9/27/24	1
CAD	10,187	USD	7,381	Bank of America N.A.	9/27/24	9
CAD	3,882	USD	2,807	Bank of America N.A.	9/27/24	9
CAD	12,624	USD	9,162	Bank of America N.A.	9/27/24	(3)
USD	2,135,445	CAD	2,932,820	Citibank N.A.	9/18/24	8,271
USD	56,249	CAD	76,632	Bank of America N.A.	9/27/24	653
USD	351,842	CAD	479,337	Bank of America N.A.	9/27/24	4,082
USD	282,491	CAD	384,856	Bank of America N.A.	9/27/24	3,278
USD	1,870	CAD	2,549	Bank of America N.A.	9/27/24	21
USD	8,455	CAD	11,562	Bank of America N.A.	9/27/24	67
USD	2,507	CAD	3,425	Bank of America N.A.	9/27/24	21
USD	36,108	CAD	49,316	Bank of America N.A.	9/27/24	329
USD	18,407	CAD	25,141	Bank of America N.A.	9/27/24	168
USD	13,049	CAD	17,889	Bank of America N.A.	9/27/24	70
USD	11,632	CAD	15,948	Bank of America N.A.	9/27/24	62
USD	5,780	CAD	7,889	Bank of America N.A.	9/27/24	57
USD	15,822	CAD	21,533	Bank of America N.A.	9/27/24	199
USD	20,827	CAD	28,295	Bank of America N.A.	9/27/24	298
USD	17,649	CAD	24,016	Bank of America N.A.	9/27/24	225
USD	22,451	CAD	30,553	Bank of America N.A.	9/27/24	285
USD	12,299	CAD	16,736	Bank of America N.A.	9/27/24	157
USD	12,614	CAD	17,149	Bank of America N.A.	9/27/24	173
USD	25,348	CAD	34,491	Bank of America N.A.	9/27/24	324
USD	10,526	CAD	14,327	Bank of America N.A.	9/27/24	132
USD	7,249	CAD	9,866	Bank of America N.A.	9/27/24	91
USD	9,703	CAD	13,249	Bank of America N.A.	9/27/24	91
USD	18,021	CAD	24,607	Bank of America N.A.	9/27/24	169
USD	13,036	CAD	17,806	Bank of America N.A.	9/27/24	118
USD	10,468	CAD	14,327	Bank of America N.A.	9/27/24	74
USD	7,161	CAD	9,873	Bank of America N.A.	9/27/24	(1)
USD	1,820	CAD	2,513	Bank of America N.A.	9/27/24	(3)
USD	7,834	CAD	10,818	Bank of America N.A.	9/27/24	(15)
USD	15,530	CAD	21,479	Bank of America N.A.	9/27/24	(53)
CLP	80,639,740	USD	87,237	Bank of America N.A.	9/23/24	(1,651)
CNY	2,597,720	USD	365,110	Bank of America N.A.	9/18/24	(343)
COP	885,715,002	USD	220,928	Morgan Stanley	9/18/24	(3,723)
CZK	7,063,848	USD	306,830	JPMorgan Chase Bank N.A.	9/18/24	(5,638)
EUR	95,447	USD	103,205	Morgan Stanley	9/18/24	319
EUR	190,268	USD	204,472	Morgan Stanley	9/18/24	1,897
EUR	20,757	USD	22,721	Bank of America N.A.	9/27/24	(198)
EUR	70,728	USD	76,158	Bank of America N.A.	9/27/24	588

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	15,310	USD	16,667	JPMorgan Chase Bank N.A.	9/27/24	$(54)
EUR	5,508	USD	6,016	UBS AG	9/27/24	(39)
EUR	7,615	USD	8,295	UBS AG	9/27/24	(33)
USD	6,417,071	EUR	5,950,239	JPMorgan Chase Bank N.A.	9/18/24	(36,712)
USD	44,178	EUR	40,945	Bank of America N.A.	9/27/24	(250)
USD	660,717	EUR	612,356	Bank of America N.A.	9/27/24	(3,741)
USD	76,975	EUR	70,320	Bank of America N.A.	9/27/24	671
USD	44,158	EUR	40,945	Citibank N.A.	9/27/24	(270)
USD	660,416	EUR	612,356	Citibank N.A.	9/27/24	(4,042)
USD	44,204	EUR	40,945	Morgan Stanley	9/27/24	(224)
USD	661,111	EUR	612,356	Morgan Stanley	9/27/24	(3,348)
USD	73,448	EUR	67,728	Morgan Stanley	9/27/24	(43)
USD	3,391	EUR	3,127	Morgan Stanley	9/27/24	(2)
USD	44,178	EUR	40,945	UBS AG	9/27/24	(250)
USD	5,470	EUR	5,032	UBS AG	9/27/24	10
USD	660,714	EUR	612,356	UBS AG	9/27/24	(3,744)
USD	1,460,866	GBP	1,147,993	Citibank N.A.	9/18/24	(15,559)
USD	442,631	GBP	348,572	Goldman Sachs & Co.	9/27/24	(5,694)
USD	14,171	GBP	11,066	Goldman Sachs & Co.	9/27/24	(61)
USD	11,670	GBP	8,991	Goldman Sachs & Co.	9/27/24	106
USD	43,906	GBP	33,980	Goldman Sachs & Co.	9/27/24	201
USD	41,573	GBP	32,150	Goldman Sachs & Co.	9/27/24	223
USD	25,010	GBP	19,400	Goldman Sachs & Co.	9/27/24	59
USD	40,591	GBP	31,576	Goldman Sachs & Co.	9/27/24	(21)
HUF	53,446,138	USD	144,809	Bank of America N.A.	9/18/24	1,774
IDR	7,949,240,080	USD	486,415	Bank of America N.A.	9/18/24	2,326
USD	660,454	JPY	102,372,763	Citibank N.A.	9/18/24	(27,682)
MXN	8,176,923	USD	437,870	JPMorgan Chase Bank N.A.	9/18/24	(2,164)
MYR	2,046,018	USD	435,045	Goldman Sachs & Co.	9/18/24	12,622
USD	45,435	NOK	486,758	Citibank N.A.	9/18/24	772
PEN	421,150	USD	111,399	Goldman Sachs & Co.	9/18/24	1,246
PLN	1,557,789	USD	384,532	Morgan Stanley	9/18/24	8,270
RON	922,842	USD	198,634	Goldman Sachs & Co.	9/18/24	2,002
THB	13,244,008	USD	362,227	Citibank N.A.	9/18/24	10,717
TRY	2,390,443	USD	66,857	Goldman Sachs & Co.	9/18/24	1,625
ZAR	7,745,236	USD	412,326	Bank of America N.A.	9/18/24	11,394
						$(60,648)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.K. Gilt 10-Year Bonds	3	September 2024	$382,657	$8,442
U.S. Treasury 5-Year Notes	180	September 2024	19,420,313	391,657
U.S. Treasury 10-Year Notes	4	September 2024	447,250	12,818
U.S. Treasury 10-Year Ultra Notes	58	September 2024	6,703,531	216,558
			$26,953,751	$629,475
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 38	Sell	5.00%	6/20/27		$4,171,000	$(36,337)	$328,350	$292,013
Markit CDX North America High Yield Index Series 41	Sell	5.00%	12/20/28		$2,772,000	9,168	195,601	204,769
Markit CDX North America High Yield Index Series 42	Sell	5.00%	6/20/29		$3,300,000	181,467	62,088	243,555
Markit iTraxx Europe Crossover Index Series 41	Sell	5.00%	6/20/29	EUR	830,000	62,382	19,214	81,596
						$216,680	$605,253	$821,933
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
AUD	–	Australian Dollar
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
CDX	–	Credit Derivatives Indexes
CLP	–	Chilean Peso
CNY	–	Chinese Yuan
COP	–	Colombian Peso
CVA	–	Certificaten Van Aandelen
CZK	–	Czech Koruna
DKK	–	Danish Krone
EUR	–	Euro
FHLB	–	Federal Home Loan Bank
FNMA	–	Federal National Mortgage Association
GBP	–	British Pound
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
JPY	–	Japanese Yen
LOC	–	Letter of Credit
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NOK	–	Norwegian Krone
PEN	–	Peruvian Sol
PLN	–	Polish Zloty
RON	–	Romanian New Leu
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
THB	–	Thai Baht
TRY	–	Turkish Lira
USBMMY	–	U.S. Treasury Bill Money Market Yield
USD	–	United States Dollar
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
ZAR	–	South African Rand
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $17,299,272. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Security may be subject to resale, redemption or transferability restrictions.
(5)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,431,923.
(6)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $22,099,858, which represented 3.3% of total net assets.
(7)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(8)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(9)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(10)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $17,710,950, which includes securities collateral of $1,340,245.

See Notes to Financial Statements.

Statement of Assets and Liabilities

JULY 31, 2024
Assets
Investment securities - affiliated, at value (cost of $250,523,615) — including $15,401,767 of securities on loan	$348,131,644
Investment securities - unaffiliated, at value (cost of $268,015,403) — including $1,897,505 of securities on loan	314,164,235
Investment made with cash collateral received for securities on loan, at value (cost of $16,370,705)	16,370,705
Total investment securities, at value (cost of $534,909,723)	678,666,584
Cash	296,632
Foreign currency holdings, at value (cost of $46,786)	3,776
Receivable for investments sold	687,899
Receivable for capital shares sold	620,965
Receivable for variation margin on futures contracts	48,113
Receivable for variation margin on swap agreements	30,389
Unrealized appreciation on forward foreign currency exchange contracts	77,598
Interest and dividends receivable	991,448
Securities lending receivable	11,467
Other assets	24,525
681,459,396

Liabilities
Payable for collateral received for securities on loan	16,370,705
Payable for investments purchased	992,648
Payable for capital shares redeemed	1,120,563
Unrealized depreciation on forward foreign currency exchange contracts	138,246
Accrued management fees	275,791
Distribution and service fees payable	49,153
18,947,106

Net Assets	$662,512,290

Net Assets Consist of:
Capital (par value and paid-in surplus)	$487,734,182
Distributable earnings (loss)	174,778,108
$662,512,290

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$250,280,725	30,718,135	$8.15
I Class, $0.01 Par Value	$32,893,765	4,079,274	$8.06
A Class, $0.01 Par Value	$150,329,829	18,226,884	$8.25
C Class, $0.01 Par Value	$13,504,165	1,706,745	$7.91
R Class, $0.01 Par Value	$14,413,027	1,750,904	$8.23
R5 Class, $0.01 Par Value	$12,734	1,578	$8.07
R6 Class, $0.01 Par Value	$201,078,045	25,032,341	$8.03
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $8.75 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.

Statement of Operations

YEAR ENDED JULY 31, 2024
Investment Income (Loss)
Income:
Income distributions from affiliated funds	$7,882,962
Interest (net of foreign taxes withheld of $423)	4,641,371
Dividends (net of foreign taxes withheld of $130,675)	3,481,771
Securities lending, net	102,219
16,108,323

Expenses:
Management fees	6,664,913
Distribution and service fees:
A Class	362,400
C Class	135,545
R Class	69,593
Directors' fees and expenses	20,966
Other expenses	65,009
7,318,426
Fees waived(1)	(3,479,798)
3,838,628

Net investment income (loss)	12,269,695

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (including $14,055,407 from affiliated funds)	29,311,012
Forward foreign currency exchange contract transactions	380,750
Futures contract transactions	(1,475,859)
Swap agreement transactions	607,443
Foreign currency translation transactions	6,477
28,829,823

Change in net unrealized appreciation (depreciation) on:
Investments (including $30,418,946 from affiliated funds)	36,506,874
Forward foreign currency exchange contracts	94,734
Futures contracts	1,039,760
Swap agreements	120,972
Translation of assets and liabilities in foreign currencies	805
37,763,145

Net realized and unrealized gain (loss)	66,592,968

Net Increase (Decrease) in Net Assets Resulting from Operations	$78,862,663
(1)Amount consists of $1,296,893, $248,024, $783,208, $73,236, $75,198, $113 and $1,003,126 for Investor Class, I Class, A Class, C Class, R Class, R5 Class and R6 Class, respectively.

See Notes to Financial Statements.

Statement of Changes in Net Assets

YEARS ENDED JULY 31, 2024 AND JULY 31, 2023
Increase (Decrease) in Net Assets	July 31, 2024	July 31, 2023
Operations
Net investment income (loss)	$12,269,695	$11,857,945
Net realized gain (loss)	28,829,823	4,134,050
Change in net unrealized appreciation (depreciation)	37,763,145	35,317,667
Net increase (decrease) in net assets resulting from operations	78,862,663	51,309,662

Distributions to Shareholders
From earnings:
Investor Class	(5,694,464)	(12,410,905)
I Class	(1,435,120)	(3,151,906)
A Class	(3,064,551)	(6,768,419)
C Class	(193,914)	(662,133)
R Class	(251,898)	(609,476)
R5 Class	(653)	(882)
R6 Class	(5,004,998)	(8,730,240)
Decrease in net assets from distributions	(15,645,598)	(32,333,961)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(67,260,838)	(2,804,141)

Net increase (decrease) in net assets	(4,043,773)	16,171,560

Net Assets
Beginning of period	666,556,063	650,384,503
End of period	$662,512,290	$666,556,063

See Notes to Financial Statements.

Notes to Financial Statements

JULY 31, 2024

1. Organization

American Century Strategic Asset Allocations, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Strategic Allocation: Aggressive Fund (the fund) is one fund in a series issued by the corporation. The fund may invest in varying combinations of other affiliated investment companies such as mutual funds and exchange-traded funds advised by American Century Investments (affiliated funds). The fund will assume the risks associated with the affiliated funds. The fund is an asset allocation fund and its investment objective is to seek the highest level of total return consistent with its asset mix.

The fund offers the Investor Class, I Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper and certificates of deposit are valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Income and capital gain distributions, if any, from the affiliated funds are recorded as of the ex-dividend date. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of July 31, 2024.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Affiliated Funds	$2,766,791	—	—	—	$2,766,791
Common Stocks	13,603,914	—	—	—	13,603,914
Total Borrowings	$16,370,705	—	—	—	$16,370,705
Gross amount of recognized liabilities for securities lending transactions					$16,370,705
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the affiliated funds.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets). The investment advisor will waive the portion of the fund's management fee equal to the expenses attributable to the management fees of the funds advised by American Century Investments in which the fund invests. The amount of this waiver will fluctuate depending on the fund's daily allocation to such funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Directors. During the period ended July 31, 2024, the investment advisor agreed to waive an additional 0.37% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2025 and cannot terminate it prior to such date without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended July 31, 2024 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
		Before Waiver	After Waiver
Investor Class	0.90% to 1.15%	1.15%	0.61%
I Class	0.70% to 0.95%	0.95%	0.41%
A Class	0.90% to 1.15%	1.15%	0.61%
C Class	0.90% to 1.15%	1.15%	0.61%
R Class	0.90% to 1.15%	1.15%	0.61%
R5 Class	0.70% to 0.95%	0.95%	0.41%
R6 Class	0.55% to 0.80%	0.80%	0.26%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended July 31, 2024 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $98,062 and $25,299, respectively. The effect of interfund transactions on the Statement of Operations was $(1,162) in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended July 31, 2024 totaled $174,924,166, of which $21,611,168 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended July 31, 2024 totaled $250,082,079, of which $11,462,882 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Year ended July 31, 2024		Year ended July 31, 2023
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	550,000,000		550,000,000
Sold	1,998,297	$15,048,008	2,428,535	$16,937,715
Issued in reinvestment of distributions	757,363	5,604,485	1,868,069	12,235,850
Redeemed	(5,880,647)	(43,821,326)	(5,310,361)	(36,939,188)
	(3,124,987)	(23,168,833)	(1,013,757)	(7,765,623)
I Class/Shares Authorized	150,000,000		150,000,000
Sold	511,844	3,792,337	890,062	6,151,499
Issued in reinvestment of distributions	195,325	1,427,827	482,518	3,126,719
Redeemed	(4,431,143)	(33,472,555)	(2,115,212)	(14,623,733)
	(3,723,974)	(28,252,391)	(742,632)	(5,345,515)
A Class/Shares Authorized	325,000,000		325,000,000
Sold	1,760,537	12,994,816	1,648,361	11,605,277
Issued in reinvestment of distributions	399,673	2,997,550	995,087	6,607,375
Redeemed	(3,538,542)	(26,871,299)	(2,844,897)	(20,088,593)
	(1,378,332)	(10,878,933)	(201,449)	(1,875,941)
C Class/Shares Authorized	90,000,000		90,000,000
Sold	270,232	1,973,647	287,801	1,947,506
Issued in reinvestment of distributions	26,793	193,715	103,458	662,133
Redeemed	(649,897)	(4,709,502)	(710,965)	(4,829,256)
	(352,872)	(2,542,140)	(319,706)	(2,219,617)
R Class/Shares Authorized	50,000,000		50,000,000
Sold	258,075	1,958,824	256,468	1,793,006
Issued in reinvestment of distributions	33,342	250,061	91,189	605,479
Redeemed	(456,216)	(3,418,011)	(567,761)	(3,940,466)
	(164,799)	(1,209,126)	(220,104)	(1,541,981)
R5 Class/Shares Authorized	50,000,000		50,000,000
Sold	445	3,176	725	4,984
Issued in reinvestment of distributions	89	653	136	882
Redeemed	(1,996)	(15,242)	—	—
	(1,462)	(11,413)	861	5,866
R6 Class/Shares Authorized	455,000,000		455,000,000
Sold	4,548,197	33,446,543	4,725,934	32,382,323
Issued in reinvestment of distributions	687,500	5,004,998	1,353,526	8,730,240
Redeemed	(5,430,890)	(39,649,543)	(3,675,171)	(25,173,893)
	(195,193)	(1,198,002)	2,404,289	15,938,670
Net increase (decrease)	(8,941,619)	$(67,260,838)	(92,498)	$(2,804,141)

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Affiliated Funds	$348,131,644	—	—
Common Stocks	155,709,651	$48,821,630	—
U.S. Treasury Securities	—	57,046,917	—
Corporate Bonds	—	8,500,375	—
Sovereign Governments and Agencies	—	8,024,432	—
Collateralized Loan Obligations	—	1,225,894	—
Preferred Stocks	—	1,004,171	—
Asset-Backed Securities	—	906,542	—
Municipal Securities	—	254,008	—
Collateralized Mortgage Obligations	—	227,189	—
U.S. Government Agency Mortgage-Backed Securities	—	218,692	—
Exchange-Traded Funds	4,924	—	—
Short-Term Investments	30,281,732	18,308,783	—
	$534,127,951	$144,538,633	—
Other Financial Instruments
Futures Contracts	$621,033	$8,442	—
Swap Agreements	—	821,933	—
Forward Foreign Currency Exchange Contracts	—	77,598	—
	$621,033	$907,973	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$138,246	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $9,434,994.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $24,826,550.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $31,891,148 futures contracts purchased.

Value of Derivative Instruments as of July 31, 2024

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	$30,389	Payable for variation margin on swap agreements*	—
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	77,598	Unrealized depreciation on forward foreign currency exchange contracts	$138,246
Interest Rate Risk	Receivable for variation margin on futures contracts*	48,113	Payable for variation margin on futures contracts*	—
		$156,100		$138,246
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Year Ended July 31, 2024

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$607,443	Change in net unrealized appreciation (depreciation) on swap agreements	$120,972
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	380,750	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	94,734
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(1,475,859)	Change in net unrealized appreciation (depreciation) on futures contracts	1,039,760
		$(487,666)		$1,255,466

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

9. Federal Tax Information

The tax character of distributions paid during the years ended July 31, 2024 and July 31, 2023 were as follows:

	2024	2023
Distributions Paid From
Ordinary income	$12,151,279	$10,161,407
Long-term capital gains	$3,494,319	$22,172,554

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$537,896,072
Gross tax appreciation of investments	$157,640,797
Gross tax depreciation of investments	(16,870,285)
Net tax appreciation (depreciation) of investments	140,770,512
Net tax appreciation (depreciation) on derivatives and translation of assets and liabilities in foreign currencies	509,551
Net tax appreciation (depreciation)	$141,280,063
Other book-to-tax adjustments	$(19,676)
Undistributed ordinary income	$8,172,972
Accumulated long-term gains	$25,344,749

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales. Other book-to-tax adjustments are attributable primarily to the tax deferral of losses on straddle positions.

10. Investments in Affiliated Funds

The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets.

11. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended July 31, 2024 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Corporate Bond ETF	$13,163	—	—	$402	$13,565	288	—	$647
American Century Emerging Markets Bond ETF	5,058	—	—	127	5,185	133	—	308
American Century Focused Dynamic Growth ETF(3)	38,371	$142	$5,734	7,334	40,113	458	$2,106	—
American Century Focused Large Cap Value ETF	40,047	744	4,580	2,694	38,905	584	872	840
American Century Multisector Income ETF	22,734	—	265	613	23,082	527	(49)	1,268
American Century Quality Diversified International ETF	32,948	984	6,152	2,273	30,053	603	206	991
American Century Short Duration Strategic Income ETF	3,589	—	—	58	3,647	71	—	200
American Century U.S. Quality Growth ETF(4)	37,393	888	6,758	4,155	35,678	415	3,013	128
American Century U.S. Quality Value ETF	41,188	1,254	9,576	4,009	36,875	625	1,523	596
Avantis Emerging Markets Equity ETF(4)	28,697	10,230	4,975	2,695	36,647	599	321	1,058
Avantis International Equity ETF(4)	31,049	346	11,799	(118)	19,478	302	2,073	774
Avantis International Small Cap Value ETF(4)	8,793	277	873	817	9,014	133	106	271
Avantis U.S. Equity ETF	44,350	185	6,342	3,050	41,243	445	3,838	584
Avantis U.S. Small Cap Value ETF(4)	10,163	2,740	566	2,310	14,647	147	46	218
	$357,543	$17,790	$57,620	$30,419	$348,132	5,330	$14,055	$7,883
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com or avantisinvestors.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
(4)Security, or a portion thereof, is on loan.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024	$7.39	0.14	0.80	0.94	(0.14)	(0.04)	(0.18)	$8.15	12.93%	0.62%	1.16%	1.88%	1.34%	29%	$250,281
2023	$7.20	0.13	0.42	0.55	(0.11)	(0.25)	(0.36)	$7.39	8.35%	0.63%	1.17%	1.85%	1.31%	28%	$249,998
2022	$9.09	0.13	(0.93)	(0.80)	(0.14)	(0.95)	(1.09)	$7.20	(10.38)%	0.63%	1.17%	1.61%	1.07%	36%	$250,891
2021	$7.45	0.08	2.09	2.17	(0.06)	(0.47)	(0.53)	$9.09	30.04%	0.67%	1.16%	0.95%	0.46%	44%	$316,039
2020	$7.91	0.08	0.58	0.66	(0.13)	(0.99)	(1.12)	$7.45	8.82%	0.84%	1.16%	1.06%	0.74%	109%	$262,987
I Class
2024	$7.31	0.15	0.79	0.94	(0.15)	(0.04)	(0.19)	$8.06	13.16%	0.42%	0.96%	2.08%	1.54%	29%	$32,894
2023	$7.13	0.14	0.42	0.56	(0.13)	(0.25)	(0.38)	$7.31	8.51%	0.43%	0.97%	2.05%	1.51%	28%	$57,065
2022	$9.02	0.15	(0.93)	(0.78)	(0.16)	(0.95)	(1.11)	$7.13	(10.28)%	0.43%	0.97%	1.81%	1.27%	36%	$60,934
2021	$7.40	0.10	2.07	2.17	(0.08)	(0.47)	(0.55)	$9.02	30.42%	0.47%	0.96%	1.15%	0.66%	44%	$55,466
2020	$7.86	0.09	0.59	0.68	(0.15)	(0.99)	(1.14)	$7.40	8.97%	0.64%	0.96%	1.26%	0.94%	109%	$46,105
A Class
2024	$7.48	0.12	0.81	0.93	(0.12)	(0.04)	(0.16)	$8.25	12.63%	0.87%	1.41%	1.63%	1.09%	29%	$150,330
2023	$7.28	0.11	0.44	0.55	(0.10)	(0.25)	(0.35)	$7.48	8.12%	0.88%	1.42%	1.60%	1.06%	28%	$146,576
2022	$9.18	0.11	(0.94)	(0.83)	(0.12)	(0.95)	(1.07)	$7.28	(10.64)%	0.88%	1.42%	1.36%	0.82%	36%	$144,188
2021	$7.52	0.06	2.11	2.17	(0.04)	(0.47)	(0.51)	$9.18	29.69%	0.92%	1.41%	0.70%	0.21%	44%	$177,147
2020	$7.97	0.06	0.59	0.65	(0.11)	(0.99)	(1.10)	$7.52	8.58%	1.09%	1.41%	0.81%	0.49%	109%	$147,856
C Class
2024	$7.18	0.06	0.77	0.83	(0.06)	(0.04)	(0.10)	$7.91	11.73%	1.62%	2.16%	0.88%	0.34%	29%	$13,504
2023	$7.00	0.06	0.41	0.47	(0.04)	(0.25)	(0.29)	$7.18	7.29%	1.63%	2.17%	0.85%	0.31%	28%	$14,782
2022	$8.86	0.05	(0.91)	(0.86)	(0.05)	(0.95)	(1.00)	$7.00	(11.30)%	1.63%	2.17%	0.61%	0.07%	36%	$16,652
2021	$7.29	(0.01)	2.05	2.04	—	(0.47)	(0.47)	$8.86	28.76%	1.67%	2.16%	(0.05)%	(0.54)%	44%	$23,338
2020	$7.75	—(3)	0.58	0.58	(0.05)	(0.99)	(1.04)	$7.29	7.80%	1.84%	2.16%	0.06%	(0.26)%	109%	$29,423
R Class
2024	$7.46	0.11	0.80	0.91	(0.10)	(0.04)	(0.14)	$8.23	12.38%	1.12%	1.66%	1.38%	0.84%	29%	$14,413
2023	$7.27	0.09	0.43	0.52	(0.08)	(0.25)	(0.33)	$7.46	7.71%	1.13%	1.67%	1.35%	0.81%	28%	$14,296
2022	$9.17	0.09	(0.95)	(0.86)	(0.09)	(0.95)	(1.04)	$7.27	(10.88)%	1.13%	1.67%	1.11%	0.57%	36%	$15,518
2021	$7.51	0.04	2.11	2.15	(0.02)	(0.47)	(0.49)	$9.17	29.58%	1.17%	1.66%	0.45%	(0.04)%	44%	$18,729
2020	$7.96	0.04	0.59	0.63	(0.09)	(0.99)	(1.08)	$7.51	8.16%	1.34%	1.66%	0.56%	0.24%	109%	$16,353

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2024	$7.32	0.15	0.79	0.94	(0.15)	(0.04)	(0.19)	$8.07	13.14%	0.42%	0.96%	2.08%	1.54%	29%	$13
2023	$7.13	0.15	0.42	0.57	(0.13)	(0.25)	(0.38)	$7.32	8.66%	0.43%	0.97%	2.05%	1.51%	28%	$22
2022	$9.02	0.15	(0.93)	(0.78)	(0.16)	(0.95)	(1.11)	$7.13	(10.28)%	0.43%	0.97%	1.81%	1.27%	36%	$16
2021	$7.40	0.10	2.07	2.17	(0.08)	(0.47)	(0.55)	$9.02	30.24%	0.47%	0.96%	1.15%	0.66%	44%	$15
2020	$7.86	0.09	0.59	0.68	(0.15)	(0.99)	(1.14)	$7.40	9.11%	0.64%	0.96%	1.26%	0.94%	109%	$10
R6 Class
2024	$7.29	0.17	0.77	0.94	(0.16)	(0.04)	(0.20)	$8.03	13.23%	0.27%	0.81%	2.23%	1.69%	29%	$201,078
2023	$7.11	0.15	0.42	0.57	(0.14)	(0.25)	(0.39)	$7.29	8.71%	0.28%	0.82%	2.20%	1.66%	28%	$183,818
2022	$8.99	0.16	(0.92)	(0.76)	(0.17)	(0.95)	(1.12)	$7.11	(10.05)%	0.28%	0.82%	1.96%	1.42%	36%	$162,186
2021	$7.38	0.11	2.06	2.17	(0.09)	(0.47)	(0.56)	$8.99	30.57%	0.32%	0.81%	1.30%	0.81%	44%	$268,579
2020	$7.84	0.10	0.59	0.69	(0.16)	(0.99)	(1.15)	$7.38	9.18%	0.49%	0.81%	1.41%	1.09%	109%	$213,077

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders of the Strategic Allocation: Aggressive Fund and the Board of Directors of American Century Strategic Asset Allocations, Inc.:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Strategic Allocation: Aggressive Fund (the “Fund”), one of the funds constituting the American Century Strategic Asset Allocations, Inc., as of July 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
September 17, 2024

We have served as the auditor of one or more American Century investment companies since 1997.
40

Approval of Management Agreement

At a meeting held on June 27, 2024, the Fund’s Board of Directors (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Directors, including a majority of the independent Directors.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed data and information compiled by the Advisor and certain independent consultants and data providers concerning the Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the information that the Board and its committees receive and consider over time.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

The Board held two meetings to consider the renewal. The independent Directors also met in private session multiple times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent consultant and data providers, and the independent Directors’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include, without limitation, the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
41

•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information from both the Advisor and an independent third party during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance and may conduct special reviews until performance improves. The Fund’s performance was above its benchmark for the three-, five-, and ten-year periods and below its benchmark for the one-year period reviewed by the Board. In relation to industry peers, the Fund was above the median of its peer performance universe as identified by a third-party service provider for the five- and ten-year periods and below the median for the one- and three-year periods. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), and its financial results of operation. The Directors have reviewed with the Advisor the methodology used to prepare this financial information and arranged for an independent consultant to confirm the reasonableness of the allocation methodology used. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and,
42

since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board and the Advisor agreed to continue the temporary reduction of the Fund’s annual unified management fee such that the Investor Class management fee not exceed 0.79% for at least one year beginning August 1, 2024. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with the Fund. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.
43

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund hereby designates up to the maximum amount allowable as qualified dividend income for the fiscal year ended July 31, 2024.

For corporate taxpayers, the fund hereby designates $3,928,471, or up to the maximum amount allowable, of ordinary income distributions paid during the fiscal year ended July 31, 2024 as qualified for the corporate dividends received deduction.

The fund hereby designates $4,417,748, or up to the maximum amount allowable, as long-term capital gain distributions (20% rate gain distributions) for the fiscal year ended July 31, 2024.

The fund hereby designates $83,718 as qualified short-term capital gain distributions for purposes of Internal Revenue Code Section 871 for the fiscal year ended July 31, 2024.

For the fiscal year ended July 31, 2024, the fund intends to pass through to shareholders foreign source income of $2,623,480 and foreign taxes paid of $132,734, or up to the maximum amount allowable, as a foreign tax credit. Foreign source income and foreign tax expense per outstanding share on July 31, 2024 are $0.0322 and $0.0016, respectively.

The fund utilized earnings and profits of $1,460,259 distributed to shareholders on redemption of shares as part of the dividends paid deduction (tax equalization).

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-91037 2409

Annual Financial Statement and Other Information

July 31, 2024

Strategic Allocation: Conservative Fund
Investor Class (TWSCX)
I Class (ACCIX)
A Class (ACCAX)
C Class (AACCX)
R Class (AACRX)
R5 Class (AACGX)
R6 Class (AACDX)

Schedule of Investments

JULY 31, 2024

	Shares/Principal Amount	Value
AFFILIATED FUNDS(1) — 37.3%
American Century Diversified Corporate Bond ETF	389,060	$18,306,751
American Century Emerging Markets Bond ETF	155,611	6,061,469
American Century Focused Dynamic Growth ETF(2)	68,202	5,977,483
American Century Focused Large Cap Value ETF	86,584	5,764,823
American Century Multisector Income ETF	377,777	16,561,744
American Century Quality Diversified International ETF	178,243	8,881,564
American Century Short Duration Strategic Income ETF	31,790	1,633,847
American Century U.S. Quality Growth ETF	181,099	15,552,782
American Century U.S. Quality Value ETF	312,433	18,422,393
Avantis International Equity ETF	64,673	4,169,468
Avantis International Small Cap Value ETF	24,835	1,688,283
Avantis U.S. Equity ETF	153,113	14,198,169
Avantis U.S. Small Cap Value ETF	33,572	3,347,128
TOTAL AFFILIATED FUNDS (Cost $95,280,898)		120,565,904
U.S. TREASURY SECURITIES — 23.8%
U.S. Treasury Bonds, 4.50%, 5/15/38	$1,000,000	1,039,062
U.S. Treasury Bonds, 2.25%, 5/15/41	1,250,000	936,938
U.S. Treasury Bonds, 2.00%, 11/15/41	1,350,000	960,425
U.S. Treasury Bonds, 2.375%, 2/15/42	7,000,000	5,275,566
U.S. Treasury Bonds, 3.00%, 5/15/42	430,000	356,497
U.S. Treasury Bonds, 4.75%, 11/15/43	50,000	52,234
U.S. Treasury Bonds, 2.50%, 2/15/45	1,700,000	1,254,713
U.S. Treasury Bonds, 3.00%, 5/15/45	600,000	482,133
U.S. Treasury Bonds, 3.00%, 11/15/45	850,000	680,166
U.S. Treasury Bonds, 1.875%, 2/15/51	1,000,000	604,180
U.S. Treasury Inflation-Indexed Bonds, 2.375%, 1/15/25	83,309	82,392
U.S. Treasury Inflation-Indexed Bonds, 2.375%, 1/15/27	467,214	469,663
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/42	694,965	559,632
U.S. Treasury Inflation-Indexed Bonds, 0.625%, 2/15/43	683,025	529,614
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/45	3,667,758	2,839,994
U.S. Treasury Inflation-Indexed Bonds, 0.875%, 2/15/47	650,535	504,698
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/51	844,431	509,102
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/25	4,635,330	4,523,987
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/26	3,592,770	3,445,101
U.S. Treasury Inflation-Indexed Notes, 0.375%, 1/15/27	260,034	249,044
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/27	3,637,385	3,449,218
U.S. Treasury Inflation-Indexed Notes, 0.50%, 1/15/28	4,456,410	4,248,839
U.S. Treasury Inflation-Indexed Notes, 0.875%, 1/15/29	3,109,575	2,990,617
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/30	7,324,260	6,709,775
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/32	2,305,635	2,039,189
U.S. Treasury Notes, 4.625%, 2/28/26	15,600,000	15,642,047
U.S. Treasury Notes, 2.25%, 8/15/27	300,000	284,549
U.S. Treasury Notes, 3.50%, 4/30/30	1,100,000	1,074,434
U.S. Treasury Notes, 0.625%, 5/15/30	1,250,000	1,036,621
U.S. Treasury Notes, 4.375%, 11/30/30	9,340,000	9,554,711
U.S. Treasury Notes, 1.875%, 2/15/32(3)	4,200,000	3,623,977
U.S. Treasury Notes, VRN, 5.34%, (3-month USBMMY plus 0.13%), 7/31/25	1,000,000	999,922
TOTAL U.S. TREASURY SECURITIES (Cost $84,191,276)		77,009,040
2

	Shares/Principal Amount	Value
COMMON STOCKS — 18.3%
Aerospace and Defense — 0.2%
AAR Corp.(2)	415	$26,809
Bombardier, Inc., Class B(2)	63	4,252
CAE, Inc.(2)	1,476	26,855
Curtiss-Wright Corp.	546	160,906
HEICO Corp.	458	110,533
Hexcel Corp.	494	32,708
Huntington Ingalls Industries, Inc.	463	129,631
Lockheed Martin Corp.	90	48,773
Melrose Industries PLC	869	6,580
Saab AB, Class B	659	15,217
		562,264
Air Freight and Logistics — 0.1%
Cargojet, Inc.(4)	178	16,816
FedEx Corp.	210	63,472
GXO Logistics, Inc.(2)	799	44,728
InPost SA(2)	942	16,321
United Parcel Service, Inc., Class B	496	64,663
		206,000
Automobile Components — 0.1%
Aptiv PLC(2)	1,808	125,457
BorgWarner, Inc.	2,131	75,246
Continental AG	1,442	88,400
Hyundai Mobis Co. Ltd.	633	102,413
Linamar Corp.	1,425	71,082
Nifco, Inc.	200	5,071
Toyo Tire Corp.	600	9,790
		477,459
Automobiles — 0.2%
Bayerische Motoren Werke AG	1,118	103,693
Ferrari NV	263	108,244
Mercedes-Benz Group AG	1,678	110,923
Tesla, Inc.(2)	517	119,980
Volvo Car AB, Class B(2)	17,241	48,919
Winnebago Industries, Inc.	230	14,380
		506,139
Banks — 0.7%
Bancorp, Inc.(2)	294	15,241
Bank Central Asia Tbk. PT	267,500	169,384
Bank of America Corp.	3,154	127,138
Bankinter SA	2,019	17,245
Barclays PLC	91,875	274,734
BNP Paribas SA	570	39,053
BPER Banca SpA	4,794	28,050
Commerce Bancshares, Inc.	1,963	127,026
First Hawaiian, Inc.	2,796	70,012
Fukuoka Financial Group, Inc.	800	22,439
Hana Financial Group, Inc.	523	24,779
ING Groep NV, Series N	6,594	119,687
JPMorgan Chase & Co.	1,094	232,803
Mebuki Financial Group, Inc.	5,400	22,477
NU Holdings Ltd., Class A(2)	19,969	242,224
PNC Financial Services Group, Inc.	442	80,046
3

	Shares/Principal Amount	Value
Regions Financial Corp.	5,029	$112,499
Triumph Financial, Inc.(2)	263	23,862
Truist Financial Corp.	4,420	197,530
U.S. Bancorp	2,381	106,859
Westamerica Bancorporation	1,372	74,033
		2,127,121
Beverages — 0.2%
Ambev SA	37,000	75,555
Celsius Holdings, Inc.(2)	737	34,514
Coca-Cola Bottlers Japan Holdings, Inc.	700	10,434
Davide Campari-Milano NV	12,944	116,735
Heineken NV	1,079	95,751
MGP Ingredients, Inc.	188	15,331
PepsiCo, Inc.	886	152,986
Pernod Ricard SA(4)	690	92,327
Royal Unibrew AS(2)	182	14,289
		607,922
Biotechnology — 0.4%
AbbVie, Inc.	981	181,799
ADMA Biologics, Inc.(2)	2,238	27,483
Alkermes PLC(2)	658	17,977
Alnylam Pharmaceuticals, Inc.(2)	495	117,543
Amgen, Inc.	213	70,816
Amicus Therapeutics, Inc.(2)	6,176	63,675
Arcutis Biotherapeutics, Inc.(2)	932	9,385
Argenx SE, ADR(2)	134	69,127
Biohaven Ltd.(2)	368	14,473
BioMarin Pharmaceutical, Inc.(2)	930	78,427
Blueprint Medicines Corp.(2)	250	27,075
Bridgebio Pharma, Inc.(2)	649	16,842
Celldex Therapeutics, Inc.(2)	297	11,319
Centessa Pharmaceuticals PLC, ADR(2)	719	7,571
Crinetics Pharmaceuticals, Inc.(2)	281	14,927
CSL Ltd.	504	102,293
Cytokinetics, Inc.(2)	234	13,808
Halozyme Therapeutics, Inc.(2)	507	28,017
Insmed, Inc.(2)	523	38,048
Keros Therapeutics, Inc.(2)	216	10,835
Madrigal Pharmaceuticals, Inc.(2)(4)	77	21,919
Mineralys Therapeutics, Inc.(2)	598	7,409
Natera, Inc.(2)	1,655	169,455
REVOLUTION Medicines, Inc.(2)	396	18,073
Telix Pharmaceuticals Ltd.(2)(4)	1,176	14,763
Twist Bioscience Corp.(2)	259	14,455
Vaxcyte, Inc.(2)	359	28,321
Vera Therapeutics, Inc.(2)	286	10,465
Vertex Pharmaceuticals, Inc.(2)	117	57,999
Viking Therapeutics, Inc.(2)	193	11,001
		1,275,300
Broadline Retail — 0.2%
Alibaba Group Holding Ltd.	8,400	82,658
Amazon.com, Inc.(2)	2,456	459,223
Ollie's Bargain Outlet Holdings, Inc.(2)	402	39,251
Pan Pacific International Holdings Corp.	4,700	122,619
4

	Shares/Principal Amount	Value
Ryohin Keikaku Co. Ltd.	1,000	$18,858
		722,609
Building Products — 0.2%
AZEK Co., Inc.(2)	1,087	48,795
Cie de Saint-Gobain SA	564	48,383
Fortune Brands Innovations, Inc.	494	39,920
Hayward Holdings, Inc.(2)	2,779	41,101
JELD-WEN Holding, Inc.(2)	1,854	30,943
Johnson Controls International PLC	2,935	209,970
Lennox International, Inc.	335	195,473
Munters Group AB	668	14,462
Reliance Worldwide Corp. Ltd.	6,131	20,667
		649,714
Capital Markets — 0.8%
AllianceBernstein Holding LP	1,442	50,888
Ameriprise Financial, Inc.	181	77,843
ARES Management Corp., Class A	1,527	233,936
Bank of New York Mellon Corp.	4,278	278,369
BlackRock, Inc.	113	99,044
Bolsa Mexicana de Valores SAB de CV	11,145	17,348
Coinbase Global, Inc., Class A(2)	720	161,539
Donnelley Financial Solutions, Inc.(2)	610	41,163
GQG Partners, Inc.	8,551	16,690
Hamilton Lane, Inc., Class A	258	37,247
Integral Corp.	300	8,174
Intercontinental Exchange, Inc.	401	60,776
Intermediate Capital Group PLC	706	19,928
London Stock Exchange Group PLC	1,690	205,716
LPL Financial Holdings, Inc.	759	168,134
Man Group PLC	4,839	15,235
Morgan Stanley	1,672	172,567
MSCI, Inc.	447	241,720
Northern Trust Corp.	2,804	248,575
S&P Global, Inc.	300	145,419
Swissquote Group Holding SA	53	16,904
T Rowe Price Group, Inc.	1,372	156,696
TPG, Inc.	2,131	108,660
		2,582,571
Chemicals — 0.4%
Air Liquide SA	887	161,841
Akzo Nobel NV	1,728	106,846
Arkema SA	796	71,833
Aspen Aerogels, Inc.(2)	508	10,368
Avient Corp.	2,273	102,831
DSM-Firmenich AG	1,187	151,543
Ecolab, Inc.	390	89,969
Element Solutions, Inc.	6,711	180,861
Linde PLC	324	146,934
Shin-Etsu Chemical Co. Ltd.	2,600	115,520
Tokyo Ohka Kogyo Co. Ltd.	500	12,870
		1,151,416
Commercial Services and Supplies — 0.1%
Casella Waste Systems, Inc., Class A(2)	375	38,835
Clean Harbors, Inc.(2)	157	37,481
5

	Shares/Principal Amount	Value
Daiei Kankyo Co. Ltd.	900	$17,214
Element Fleet Management Corp.	174	3,328
Elis SA	1,138	26,317
Republic Services, Inc.	1,452	282,153
SPIE SA	631	24,391
Stericycle, Inc.(2)	423	24,767
UniFirst Corp.	121	23,539
		478,025
Communications Equipment — 0.2%
Arista Networks, Inc.(2)	318	110,203
Cisco Systems, Inc.	2,004	97,094
F5, Inc.(2)	825	168,003
Juniper Networks, Inc.	2,618	98,672
Motorola Solutions, Inc.	144	57,445
		531,417
Construction and Engineering — 0.1%
AtkinsRealis Group, Inc.	455	19,602
Construction Partners, Inc., Class A(2)	466	30,127
Eiffage SA	1,269	126,293
Fugro NV(4)	960	25,639
Kinden Corp.	900	18,988
Ventia Services Group Pty. Ltd.	6,252	18,000
Vinci SA	1,278	145,843
		384,492
Construction Materials — 0.1%
CRH PLC	2,197	188,283
James Hardie Industries PLC(2)	2,600	93,401
Summit Materials, Inc., Class A(2)	810	33,842
Taiheiyo Cement Corp.	800	21,851
		337,377
Consumer Finance — 0.0%
American Express Co.	353	89,323
FirstCash Holdings, Inc.	283	31,583
		120,906
Consumer Staples Distribution & Retail — 0.3%
BGF retail Co. Ltd.	398	30,062
Casey's General Stores, Inc.	145	56,237
Costco Wholesale Corp.	125	102,750
Dollar Tree, Inc.(2)	1,465	152,858
Grocery Outlet Holding Corp.(2)	659	12,890
Koninklijke Ahold Delhaize NV	7,660	246,768
Marks & Spencer Group PLC	5,180	21,878
PriceSmart, Inc.	343	31,326
Redcare Pharmacy NV(2)	131	19,611
Sysco Corp.	1,415	108,460
Target Corp.	725	109,047
		891,887
Containers and Packaging — 0.2%
Amcor PLC	3,570	37,592
AptarGroup, Inc.	108	15,874
Avery Dennison Corp.	244	52,907
Ball Corp.	1,035	66,064
Graphic Packaging Holding Co.	4,683	140,958
Packaging Corp. of America	705	140,908
6

	Shares/Principal Amount	Value
Smurfit WestRock PLC	1,909	$85,600
Sonoco Products Co.	1,239	66,807
Verallia SA	5,090	149,724
		756,434
Distributors — 0.1%
D'ieteren Group	38	8,733
LKQ Corp.	1,475	61,212
Pool Corp.	646	241,630
		311,575
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.(2)	886	106,542
Duolingo, Inc.(2)	725	124,657
European Wax Center, Inc., Class A(2)	1,506	14,141
Stride, Inc.(2)	540	41,029
		286,369
Diversified REITs — 0.1%
British Land Co. PLC	10,687	56,645
Essential Properties Realty Trust, Inc.	7,392	218,729
Merlin Properties Socimi SA	9,057	103,430
Mirvac Group	44,495	62,649
		441,453
Diversified Telecommunication Services — 0.1%
BCE, Inc.(4)	2,908	98,088
Cellnex Telecom SA	443	15,450
LG Uplus Corp.	4,769	34,881
Orange SA	13,649	151,467
U-Next Holdings Co. Ltd.(4)	500	17,219
Verizon Communications, Inc.	3,395	137,566
		454,671
Electric Utilities — 0.4%
Duke Energy Corp.	1,622	177,236
Edison International	2,689	215,147
Evergy, Inc.	2,781	161,298
Eversource Energy	2,441	158,445
Iberdrola SA	4,392	58,010
NextEra Energy, Inc.	2,758	210,684
Pinnacle West Capital Corp.	679	58,116
Xcel Energy, Inc.	2,073	120,814
		1,159,750
Electrical Equipment — 0.3%
AMETEK, Inc.	539	93,506
Atkore, Inc.	283	38,205
Eaton Corp. PLC	402	122,526
Emerson Electric Co.	1,723	201,780
Furukawa Electric Co. Ltd.	400	10,943
Hubbell, Inc.	156	61,721
Regal Rexnord Corp.	684	109,905
Schneider Electric SE	784	188,971
Signify NV	3,236	80,105
Vertiv Holdings Co., Class A	1,441	113,407
		1,021,069
Electronic Equipment, Instruments and Components — 0.1%
CDW Corp.	1,029	224,435
Celestica, Inc. (Toronto)(2)	160	8,391
7

	Shares/Principal Amount	Value
Cognex Corp.	327	$16,226
Horiba Ltd.	100	7,915
Keyence Corp.	100	43,726
Littelfuse, Inc.	132	35,259
Mirion Technologies, Inc., Class A(2)	2,110	22,239
TE Connectivity Ltd.	713	110,037
Yokogawa Electric Corp.	300	7,594
		475,822
Energy Equipment and Services — 0.1%
Baker Hughes Co.	4,529	175,363
Expro Group Holdings NV(2)	2,800	65,016
Schlumberger NV	3,074	148,443
Seadrill Ltd.(2)	199	10,947
Subsea 7 SA	1,174	22,582
TechnipFMC PLC	471	13,894
Transocean Ltd.(2)	4,287	24,822
		461,067
Entertainment — 0.1%
CTS Eventim AG & Co. KGaA	138	12,156
Electronic Arts, Inc.	342	51,621
Liberty Media Corp.-Liberty Formula One, Class C(2)	255	20,622
Spotify Technology SA(2)	348	119,691
Take-Two Interactive Software, Inc.(2)	770	115,908
Universal Music Group NV	1,728	41,169
Walt Disney Co.	525	49,187
		410,354
Financial Services — 0.3%
Adyen NV(2)	77	94,189
AvidXchange Holdings, Inc.(2)	3,135	28,027
Block, Inc.(2)	410	25,371
Corpay, Inc.(2)	653	190,558
Edenred SE	3,960	164,889
Mastercard, Inc., Class A	249	115,464
Shift4 Payments, Inc., Class A(2)(4)	310	21,325
Visa, Inc., Class A	803	213,333
Worldline SA(2)	2,109	23,931
		877,087
Food Products — 0.2%
AAK AB	606	17,439
Conagra Brands, Inc.	9,261	280,793
General Mills, Inc.	2,406	161,539
Glanbia PLC	1,029	20,579
Mondelez International, Inc., Class A	1,196	81,747
Morinaga & Co. Ltd.	500	9,596
Nomad Foods Ltd.	2,075	39,653
Toyo Suisan Kaisha Ltd.	300	20,144
Yamazaki Baking Co. Ltd.	400	9,890
		641,380
Gas Utilities — 0.1%
Nippon Gas Co. Ltd.	800	12,470
ONE Gas, Inc.	1,569	109,250
Spire, Inc.	1,878	125,056
		246,776
Ground Transportation — 0.3%
Canadian Pacific Kansas City Ltd.	1,653	138,619
8

	Shares/Principal Amount	Value
CSX Corp.	1,120	$39,312
Knight-Swift Transportation Holdings, Inc.	647	35,216
Kyushu Railway Co.	200	5,338
Norfolk Southern Corp.	1,308	326,425
Saia, Inc.(2)	48	20,057
Schneider National, Inc., Class B	898	24,165
Uber Technologies, Inc.(2)	1,162	74,914
Union Pacific Corp.	477	117,690
XPO, Inc.(2)	1,339	153,838
		935,574
Health Care Equipment and Supplies — 0.5%
Alphatec Holdings, Inc.(2)	2,332	23,553
Becton Dickinson & Co.	543	130,896
ConvaTec Group PLC	1,863	5,613
DENTSPLY SIRONA, Inc.	2,525	68,528
Dexcom, Inc.(2)	2,358	159,920
Envista Holdings Corp.(2)	3,900	66,573
GE HealthCare Technologies, Inc.	1,792	151,657
Hologic, Inc.(2)	1,490	121,599
IDEXX Laboratories, Inc.(2)	340	161,881
Inari Medical, Inc.(2)	690	32,126
Insulet Corp.(2)	560	108,836
Integer Holdings Corp.(2)	247	29,334
Intuitive Surgical, Inc.(2)	191	84,920
Lantheus Holdings, Inc.(2)	282	29,562
SI-BONE, Inc.(2)	1,453	22,086
Terumo Corp.	7,900	141,634
Ypsomed Holding AG	41	18,842
Zimmer Biomet Holdings, Inc.	3,422	381,040
		1,738,600
Health Care Providers and Services — 0.6%
Acadia Healthcare Co., Inc.(2)	293	19,001
AMN Healthcare Services, Inc.(2)	240	16,229
Amvis Holdings, Inc.	200	3,482
Cardinal Health, Inc.	1,780	179,477
Cencora, Inc.	817	194,348
Centene Corp.(2)	1,269	97,612
Chartwell Retirement Residences	14,291	141,808
Cigna Group	361	125,870
Encompass Health Corp.	311	28,904
HealthEquity, Inc.(2)	370	29,038
Henry Schein, Inc.(2)	3,584	257,833
Labcorp Holdings, Inc.	627	135,081
NeoGenomics, Inc.(2)	1,882	33,368
Option Care Health, Inc.(2)	778	23,099
Quest Diagnostics, Inc.	1,637	232,945
R1 RCM, Inc.(2)	2,221	28,606
RadNet, Inc.(2)	293	17,507
UnitedHealth Group, Inc.	464	267,338
Universal Health Services, Inc., Class B	832	177,848
		2,009,394
Health Care REITs — 0.3%
Aedifica SA	170	10,806
CareTrust REIT, Inc.	3,130	84,385
9

	Shares/Principal Amount	Value
Healthpeak Properties, Inc.	8,165	$178,160
Ventas, Inc.	3,355	182,646
Welltower, Inc.	3,929	437,101
		893,098
Health Care Technology — 0.0%
Evolent Health, Inc., Class A(2)	795	18,539
GoodRx Holdings, Inc., Class A(2)	2,015	18,236
Pro Medicus Ltd.(4)	119	11,228
Veeva Systems, Inc., Class A(2)	473	90,783
Waystar Holding Corp.(2)	679	15,617
		154,403
Hotel & Resort REITs — 0.1%
Invincible Investment Corp.	209	94,666
Japan Hotel REIT Investment Corp.	83	42,398
Ryman Hospitality Properties, Inc.	788	79,202
		216,266
Hotels, Restaurants and Leisure — 0.4%
Airbnb, Inc., Class A(2)	1,150	160,494
Chipotle Mexican Grill, Inc.(2)	3,423	185,937
Darden Restaurants, Inc.	510	74,608
DoorDash, Inc., Class A(2)	898	99,427
Greggs PLC	383	15,424
H World Group Ltd., ADR	1,823	54,690
Hilton Worldwide Holdings, Inc.	1,706	366,227
Kyoritsu Maintenance Co. Ltd.	200	3,883
MakeMyTrip Ltd.(2)	1,406	131,588
Melia Hotels International SA(4)	436	3,338
Planet Fitness, Inc., Class A(2)	282	20,783
Wingstop, Inc.	44	16,451
		1,132,850
Household Durables — 0.1%
Barratt Developments PLC	8,752	59,224
Bellway PLC	547	20,085
Breville Group Ltd.(4)	507	9,742
Mohawk Industries, Inc.(2)	485	78,119
Sonos, Inc.(2)	1,692	22,842
Taylor Wimpey PLC	75,418	154,620
TopBuild Corp.(2)	39	18,663
		363,295
Household Products — 0.3%
Church & Dwight Co., Inc.	2,261	221,601
Colgate-Palmolive Co.	386	38,287
Henkel AG & Co. KGaA, Preference Shares	1,070	91,530
Kimberly-Clark Corp.	1,355	182,993
Procter & Gamble Co.	666	107,066
Reckitt Benckiser Group PLC	3,938	211,839
		853,316
Independent Power and Renewable Electricity Producers — 0.1%
Talen Energy Corp.(2)	211	26,301
Vistra Corp.	1,877	148,696
		174,997
Industrial Conglomerates — 0.1%
Hitachi Ltd.	5,000	108,033
Honeywell International, Inc.	443	90,704
10

	Shares/Principal Amount	Value
LG Corp.	976	$62,242
		260,979
Industrial REITs — 0.5%
Americold Realty Trust, Inc.	3,956	118,245
CapitaLand Ascendas REIT	27,100	55,326
EastGroup Properties, Inc.	587	109,763
Goodman Group	10,225	236,055
Mapletree Industrial Trust	14,900	25,853
Prologis, Inc.	6,045	761,972
Segro PLC	9,628	113,327
Terreno Realty Corp.	251	17,171
Tritax Big Box REIT PLC	4,448	9,455
Warehouses De Pauw CVA	298	8,073
		1,455,240
Insurance — 0.5%
Aflac, Inc.	584	55,702
Allstate Corp.	1,310	224,167
Goosehead Insurance, Inc., Class A(2)	265	23,927
Hanover Insurance Group, Inc.	844	116,041
Kinsale Capital Group, Inc.	82	37,480
Marsh & McLennan Cos., Inc.	373	83,019
MetLife, Inc.	896	68,858
NN Group NV	3,028	151,958
Palomar Holdings, Inc.(2)	172	15,826
Progressive Corp.	420	89,930
Prudential Financial, Inc.	576	72,184
Prudential PLC	11,386	102,752
Reinsurance Group of America, Inc.	326	73,490
Ryan Specialty Holdings, Inc., Class A	1,862	114,681
Skyward Specialty Insurance Group, Inc.(2)	564	22,317
Tokio Marine Holdings, Inc.	2,300	90,236
Willis Towers Watson PLC	897	253,205
		1,595,773
Interactive Media and Services — 0.4%
Alphabet, Inc., Class A	3,314	568,484
Autohome, Inc., ADR	2,047	51,052
CAR Group Ltd.	590	13,494
Hemnet Group AB	339	12,560
Meta Platforms, Inc., Class A	625	296,769
QuinStreet, Inc.(2)	1,470	27,489
Scout24 SE	178	14,072
Tencent Holdings Ltd.	5,400	249,191
		1,233,111
IT Services — 0.4%
Accenture PLC, Class A	493	162,996
Amdocs Ltd.	1,875	164,006
BIPROGY, Inc.	400	13,107
Cloudflare, Inc., Class A(2)	1,837	142,368
Cognizant Technology Solutions Corp., Class A	1,255	94,978
GDS Holdings Ltd., ADR(2)	1,158	13,004
GDS Holdings Ltd., Class A(2)(4)	16,400	22,853
Globant SA(2)	90	17,524
Indra Sistemas SA(4)	1,114	22,340
International Business Machines Corp.	500	96,070
11

	Shares/Principal Amount	Value
Megaport Ltd.(2)	451	$3,265
MongoDB, Inc.(2)	653	164,791
NEC Corp.	1,400	121,177
NEXTDC Ltd.(2)(4)	20,476	225,486
NTT Data Group Corp.	7,100	110,578
		1,374,543
Leisure Products — 0.0%
BRP, Inc.(4)	1,085	78,610
Brunswick Corp.	148	12,055
Thule Group AB	425	11,750
YETI Holdings, Inc.(2)	786	32,501
		134,916
Life Sciences Tools and Services — 0.3%
Agilent Technologies, Inc.	1,371	193,859
Avantor, Inc.(2)	2,813	75,248
Bio-Techne Corp.	804	65,598
Danaher Corp.	635	175,946
ICON PLC(2)	571	187,539
IQVIA Holdings, Inc.(2)	314	77,316
Lonza Group AG	191	127,189
Mettler-Toledo International, Inc.(2)	44	66,925
Thermo Fisher Scientific, Inc.	193	118,375
		1,087,995
Machinery — 0.3%
Aalberts NV	147	5,621
Amada Co. Ltd.	900	10,570
CNH Industrial NV	7,994	85,136
Crane Co.	405	64,970
Cummins, Inc.	612	178,582
Deere & Co.	142	52,821
Dover Corp.	173	31,877
Fluidra SA	531	11,830
Hoshizaki Corp.	300	9,448
KION Group AG	194	7,673
Konecranes OYJ	309	21,585
Organo Corp.	300	13,606
Oshkosh Corp.	1,296	140,810
Parker-Hannifin Corp.	169	94,836
RBC Bearings, Inc.(2)	143	41,590
Techtronic Industries Co. Ltd.	7,000	89,647
Timken Co.	779	67,734
Trelleborg AB, B Shares	234	8,696
Weir Group PLC	752	19,631
Xylem, Inc.	1,161	154,993
		1,111,656
Media — 0.2%
4imprint Group PLC	122	9,526
CyberAgent, Inc.	2,200	14,224
Fox Corp., Class B	1,875	66,431
Interpublic Group of Cos., Inc.	5,255	169,054
Omnicom Group, Inc.	356	34,902
Stroeer SE & Co. KGaA	237	16,024
Trade Desk, Inc., Class A(2)	2,401	215,802
WPP PLC	11,886	114,653
		640,616
12

	Shares/Principal Amount	Value
Metals and Mining — 0.0%
Alamos Gold, Inc., Class A	1,060	$18,065
ATI, Inc.(2)	251	16,995
Capstone Copper Corp.(2)	2,748	18,471
Carpenter Technology Corp.	243	35,446
ERO Copper Corp.(2)	1,037	20,280
GMK Norilskiy Nickel PAO(5)	94,900	1
Sandfire Resources Ltd.(2)	3,025	17,278
		126,536
Multi-Utilities — 0.2%
CMS Energy Corp.	1,444	93,571
Northwestern Energy Group, Inc.	4,172	224,328
WEC Energy Group, Inc.	1,911	164,461
		482,360
Office REITs — 0.0%
BXP, Inc.	1,768	126,076
Oil, Gas and Consumable Fuels — 0.4%
Cheniere Energy, Inc.	468	85,475
ConocoPhillips	1,421	158,015
Coterra Energy, Inc.	3,409	87,952
Enterprise Products Partners LP	8,798	253,910
EOG Resources, Inc.	1,161	147,215
EQT Corp.	2,735	94,385
Gaztransport Et Technigaz SA	29	4,273
Kosmos Energy Ltd.(2)	8,934	49,405
Occidental Petroleum Corp.	2,284	138,913
Paladin Energy Ltd.(2)	1,732	12,993
Permian Resources Corp.	5,453	83,649
Targa Resources Corp.	867	117,288
		1,233,473
Paper and Forest Products — 0.0%
Louisiana-Pacific Corp.	182	17,865
Stella-Jones, Inc.(4)	392	26,374
		44,239
Passenger Airlines — 0.0%
Southwest Airlines Co.	5,330	143,590
Personal Care Products — 0.2%
BellRing Brands, Inc.(2)	326	16,717
elf Beauty, Inc.(2)	478	82,493
Haleon PLC	26,782	120,128
Inter Parfums, Inc.	183	25,745
Kenvue, Inc.	7,919	146,423
Kose Corp.	200	13,365
Unilever PLC	1,863	114,490
		519,361
Pharmaceuticals — 0.5%
ALK-Abello AS(2)	944	21,278
AstraZeneca PLC, ADR	372	29,444
Bristol-Myers Squibb Co.	606	28,821
Edgewise Therapeutics, Inc.(2)	568	9,673
Eli Lilly & Co.	157	126,270
Galderma Group AG(2)	1,178	92,669
GSK PLC	10,678	207,354
Hikma Pharmaceuticals PLC	2,331	56,993
13

	Shares/Principal Amount	Value
Intra-Cellular Therapies, Inc.(2)	172	$13,540
Laboratorios Farmaceuticos Rovi SA	132	12,700
Longboard Pharmaceuticals, Inc.(2)	369	12,266
Merck & Co., Inc.	1,060	119,918
Novo Nordisk AS, Class B	3,265	432,589
Roche Holding AG	731	236,668
Sanofi SA	1,162	119,793
Sanofi SA, ADR	1,602	83,000
Santen Pharmaceutical Co. Ltd.	1,800	21,602
Verona Pharma PLC, ADR(2)(4)	641	14,525
Virbac SACA	22	8,375
Zoetis, Inc.	585	105,323
		1,752,801
Professional Services — 0.3%
Adecco Group AG	4,896	166,652
ALS Ltd.	1,162	11,764
BayCurrent Consulting, Inc.	400	12,314
Equifax, Inc.	496	138,567
FTI Consulting, Inc.(2)	102	22,233
Jacobs Solutions, Inc.	1,028	150,448
RELX PLC	4,197	198,088
Teleperformance SE	1,499	192,974
Verisk Analytics, Inc.	584	152,862
		1,045,902
Real Estate Management and Development — 0.2%
Colliers International Group, Inc.(4)	107	14,409
CTP NV	2,123	37,195
DLF Ltd.	3,386	36,049
FirstService Corp.	88	15,361
FirstService Corp. (Toronto)	205	35,744
Godrej Properties Ltd.(2)	887	34,194
Grainger PLC	10,803	33,555
Macrotech Developers Ltd.	2,133	33,402
Mitsubishi Estate Co. Ltd.	4,000	68,176
Mitsui Fudosan Co. Ltd.	9,100	94,275
Phoenix Mills Ltd.	1,012	43,551
PSP Swiss Property AG	124	16,570
Redfin Corp.(2)(4)	1,241	10,102
Tokyo Tatemono Co. Ltd.	1,300	22,678
Tokyu Fudosan Holdings Corp.	8,300	59,928
Vonovia SE	1,245	38,172
		593,361
Residential REITs — 0.3%
American Homes 4 Rent, Class A	2,552	92,101
AvalonBay Communities, Inc.	1,132	231,969
Boardwalk Real Estate Investment Trust	757	42,767
Camden Property Trust	640	70,880
Equity Residential	1,968	137,032
Essex Property Trust, Inc.	627	174,532
Invitation Homes, Inc.	3,610	127,325
UNITE Group PLC	1,081	13,250
		889,856
Retail REITs — 0.4%
Agree Realty Corp.	1,873	129,181
14

	Shares/Principal Amount	Value
Charter Hall Retail REIT	5,513	$12,614
Kite Realty Group Trust	6,853	168,995
Link REIT	4,220	17,804
Phillips Edison & Co., Inc.	1,120	39,312
Realty Income Corp.	3,537	203,130
Regency Centers Corp.	1,762	118,653
Scentre Group	57,945	132,139
Simon Property Group, Inc.	1,031	158,197
Unibail-Rodamco-Westfield	923	69,023
Urban Edge Properties	5,749	116,705
		1,165,753
Semiconductors and Semiconductor Equipment — 1.0%
Advanced Micro Devices, Inc.(2)	1,076	155,460
Analog Devices, Inc.	614	142,067
Applied Materials, Inc.	594	126,047
ASML Holding NV	288	268,177
Broadcom, Inc.	814	130,794
Camtek Ltd.	99	10,395
Credo Technology Group Holding Ltd.(2)	963	26,723
Enphase Energy, Inc.(2)	977	112,462
FormFactor, Inc.(2)	287	15,372
Impinj, Inc.(2)	153	24,371
Infineon Technologies AG	2,003	69,580
MACOM Technology Solutions Holdings, Inc.(2)	300	30,276
Marvell Technology, Inc.	790	52,914
Micronics Japan Co. Ltd.	200	7,947
MKS Instruments, Inc.	120	15,108
Monolithic Power Systems, Inc.	251	216,636
Nova Ltd.(2)	82	16,931
NVIDIA Corp.	7,600	889,352
ON Semiconductor Corp.(2)	857	67,060
Onto Innovation, Inc.(2)	143	27,356
Rambus, Inc.(2)	595	30,607
Silicon Laboratories, Inc.(2)	220	26,429
Socionext, Inc.	300	6,058
SUMCO Corp.	12,000	197,285
Taiwan Semiconductor Manufacturing Co. Ltd.	10,000	291,713
Teradyne, Inc.	1,625	213,135
		3,170,255
Software — 1.0%
Adobe, Inc.(2)	64	35,306
Agilysys, Inc.(2)	134	15,020
Bytes Technology Group PLC	1,258	8,196
Cadence Design Systems, Inc.(2)	805	215,466
Crowdstrike Holdings, Inc., Class A(2)	148	34,330
CyberArk Software Ltd.(2)	147	37,688
Datadog, Inc., Class A(2)	1,839	214,133
Descartes Systems Group, Inc.(2)	177	18,002
Dynatrace, Inc.(2)	415	18,227
Five9, Inc.(2)	365	16,261
Guidewire Software, Inc.(2)	996	149,470
HubSpot, Inc.(2)	288	143,145
JFrog Ltd.(2)	561	21,632
Klaviyo, Inc., Class A(2)(4)	361	9,458
15

	Shares/Principal Amount	Value
Manhattan Associates, Inc.(2)	738	$188,471
Microsoft Corp.	2,582	1,080,180
Money Forward, Inc.(2)	300	10,025
nCino, Inc.(2)	661	21,654
Palantir Technologies, Inc., Class A(2)	8,245	221,708
Procore Technologies, Inc.(2)	1,643	116,702
Q2 Holdings, Inc.(2)	621	41,899
Salesforce, Inc.	273	70,652
SAP SE	1,009	213,323
ServiceNow, Inc.(2)	47	38,276
SPS Commerce, Inc.(2)	122	26,281
Tenable Holdings, Inc.(2)	769	35,313
Workday, Inc., Class A(2)	312	70,861
Zscaler, Inc.(2)	866	155,317
		3,226,996
Specialized REITs — 0.7%
American Tower Corp.	202	44,521
CubeSmart	2,394	113,907
Digital Core REIT Management Pte. Ltd.	73,900	42,158
Digital Realty Trust, Inc.	2,910	435,016
Equinix, Inc.	547	432,261
Extra Space Storage, Inc.	1,344	214,529
Iron Mountain, Inc.	2,924	299,886
Lamar Advertising Co., Class A	284	34,040
Public Storage	964	285,267
SBA Communications Corp.	472	103,623
VICI Properties, Inc.	8,578	268,148
		2,273,356
Specialty Retail — 0.3%
Arhaus, Inc.(4)	1,549	23,529
Boot Barn Holdings, Inc.(2)	268	35,773
Burlington Stores, Inc.(2)	806	209,818
CarMax, Inc.(2)	521	43,993
Home Depot, Inc.	571	210,219
Kingfisher PLC	36,704	130,488
Sanrio Co. Ltd.	700	14,862
TJX Cos., Inc.	1,265	142,970
Tractor Supply Co.	262	68,990
		880,642
Technology Hardware, Storage and Peripherals — 0.4%
Apple, Inc.	4,032	895,426
HP, Inc.	4,157	150,026
Super Micro Computer, Inc.(2)	198	138,927
		1,184,379
Textiles, Apparel and Luxury Goods — 0.1%
Asics Corp.	1,200	19,584
Crocs, Inc.(2)	138	18,543
Deckers Outdoor Corp.(2)	43	39,673
Levi Strauss & Co., Class A	567	10,393
LVMH Moet Hennessy Louis Vuitton SE	79	55,724
On Holding AG, Class A(2)	5,290	219,112
		363,029
Tobacco — 0.1%
British American Tobacco PLC	8,045	285,445
16

		Shares/Principal Amount	Value
KT&G Corp.		2,208	$150,523
			435,968
Trading Companies and Distributors — 0.3%
AddTech AB, B Shares		228	7,357
Applied Industrial Technologies, Inc.		204	44,511
Beacon Roofing Supply, Inc.(2)		1,387	142,584
Beijer Ref AB(4)		778	12,355
Bunzl PLC		3,646	152,765
Core & Main, Inc., Class A(2)		1,925	102,930
Diploma PLC		395	22,584
Ferguson PLC		300	66,795
FTAI Aviation Ltd.		109	12,148
H&E Equipment Services, Inc.		523	27,353
Howden Joinery Group PLC		1,393	16,842
MSC Industrial Direct Co., Inc., Class A		1,774	157,797
Rexel SA		3,586	91,109
Seven Group Holdings Ltd.		693	17,780
SiteOne Landscape Supply, Inc.(2)		299	43,857
			918,767
Transportation Infrastructure — 0.0%
Flughafen Zurich AG		81	18,746
SATS Ltd.		2,100	5,163
			23,909
TOTAL COMMON STOCKS (Cost $43,174,650)			59,123,657
SOVEREIGN GOVERNMENTS AND AGENCIES — 5.2%
Australia — 0.1%
Australia Government Bonds, 3.00%, 3/21/47	AUD	505,000	258,163
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	285,000	179,901
			438,064
Austria — 0.1%
Republic of Austria Government Bonds, 0.75%, 10/20/26(6)	EUR	140,000	145,608
Republic of Austria Government Bonds, 4.15%, 3/15/37(6)	EUR	101,000	123,041
			268,649
Belgium — 0.0%
Kingdom of Belgium Government Bonds, 4.25%, 3/28/41(6)	EUR	47,000	57,601
Canada — 1.1%
Canada Government Bonds, 0.25%, 3/1/26	CAD	1,150,000	790,727
Canada Government Bonds, 3.50%, 3/1/28	CAD	2,428,000	1,779,836
Province of British Columbia, 2.85%, 6/18/25	CAD	684,000	490,247
Province of Quebec, 5.75%, 12/1/36	CAD	325,000	274,145
Province of Quebec, 5.00%, 12/1/41	CAD	33,000	26,154
Province of Quebec, 3.50%, 12/1/48	CAD	102,000	65,519
			3,426,628
China — 0.5%
China Government Bonds, 3.39%, 3/16/50	CNY	10,340,000	1,697,418
Denmark — 0.0%
Denmark Government Bonds, 0.50%, 11/15/27	DKK	517,000	70,983
Denmark Government Bonds, 4.50%, 11/15/39	DKK	260,000	47,329
			118,312
Finland — 0.5%
Finland Government Bonds, 4.00%, 7/4/25(6)	EUR	173,000	188,822
Finland Government Bonds, 0.125%, 4/15/36(6)	EUR	1,750,000	1,377,568
			1,566,390
17

		Shares/Principal Amount	Value
France — 0.6%
French Republic Government Bonds OAT, 2.50%, 5/25/30(6)	EUR	1,170,000	$1,253,370
French Republic Government Bonds OAT, 0.00%, 11/25/31(6)(7)	EUR	850,000	752,525
			2,005,895
Germany — 0.6%
Bundesrepublik Deutschland Bundesanleihe, 2.30%, 2/15/33	EUR	1,800,000	1,959,900
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/52(7)	EUR	60,000	32,713
			1,992,613
Italy — 0.4%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	263,000	280,628
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	971,000	1,037,286
			1,317,914
Japan — 0.6%
Japan Government Thirty Year Bonds, 1.40%, 12/20/45	JPY	11,400,000	69,261
Japan Government Thirty Year Bonds, 1.40%, 3/20/53	JPY	242,800,000	1,359,266
Japan Government Thirty Year Bonds, 1.20%, 6/20/53	JPY	47,500,000	251,953
Japan Government Thirty Year Bonds, 1.80%, 9/20/53	JPY	35,600,000	218,864
			1,899,344
Malaysia — 0.1%
Malaysia Government Bonds, 3.96%, 9/15/25	MYR	785,000	172,266
Mexico — 0.1%
Mexico Government International Bonds, 4.15%, 3/28/27		$400,000	392,569
Netherlands — 0.0%
Netherlands Government Bonds, 2.75%, 1/15/47(6)	EUR	63,000	68,740
Norway — 0.1%
Norway Government Bonds, 1.75%, 2/17/27(6)	NOK	1,510,000	132,732
Spain — 0.1%
Spain Government Bonds, 1.60%, 4/30/25(6)	EUR	164,000	175,378
Spain Government Bonds, 5.15%, 10/31/28(6)	EUR	16,000	19,036
Spain Government Bonds, 5.15%, 10/31/44(6)	EUR	30,000	39,974
			234,388
Thailand — 0.1%
Thailand Government Bonds, 3.85%, 12/12/25	THB	9,350,000	267,708
United Kingdom — 0.2%
U.K. Gilts, 0.125%, 1/30/26	GBP	600,000	730,903
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $18,999,065)			16,788,134
CORPORATE BONDS — 2.9%
Automobiles — 0.3%
American Honda Finance Corp., 0.75%, 8/9/24		$750,000	749,183
BMW Finance NV, 0.875%, 4/3/25	EUR	50,000	53,162
			802,345
Banks — 0.6%
Avi Funding Co. Ltd., 3.80%, 9/16/25(6)		$102,000	100,595
Banco Santander SA, 2.50%, 3/18/25	EUR	200,000	214,703
Bank of America Corp., 2.30%, 7/25/25	GBP	100,000	125,189
Bank of America Corp., VRN, 5.47%, 1/23/35		$120,000	122,749
CaixaBank SA, VRN, 2.25%, 4/17/30	EUR	100,000	106,320
Citigroup, Inc., VRN, 6.27%, 11/17/33		$20,000	21,431
Citigroup, Inc., VRN, 5.83%, 2/13/35		20,000	20,280
Commerzbank AG, 4.00%, 3/23/26	EUR	220,000	239,041
European Union, 0.00%, 7/4/31(7)	EUR	400,000	360,510
HSBC Bank PLC, VRN, 5.375%, 11/4/30	GBP	90,000	114,552
ING Groep NV, 2.125%, 1/10/26	EUR	300,000	319,720
18

		Shares/Principal Amount	Value
JPMorgan Chase & Co., VRN, 4.01%, 4/23/29		$3,000	$2,918
Lloyds Bank PLC, 7.625%, 4/22/25	GBP	80,000	104,416
Wells Fargo & Co., VRN, 5.39%, 4/24/34		$40,000	40,482
			1,892,906
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36		180,000	175,955
Chemicals — 0.0%
MEGlobal BV, 4.25%, 11/3/26(6)		34,000	33,144
Commercial Services and Supplies — 0.0%
Waste Connections, Inc., 2.95%, 1/15/52		112,000	74,230
Containers and Packaging — 0.0%
Sealed Air Corp., 5.125%, 12/1/24(6)		25,000	25,058
Diversified Consumer Services — 0.0%
Duke University, 3.30%, 10/1/46		60,000	45,548
Diversified Telecommunication Services — 0.1%
AT&T, Inc., 2.60%, 12/17/29	EUR	100,000	105,046
AT&T, Inc., 4.90%, 8/15/37		$85,000	81,504
Sprint Capital Corp., 6.875%, 11/15/28		89,000	95,491
			282,041
Electric Utilities — 0.2%
Duke Energy Carolinas LLC, 3.20%, 8/15/49		190,000	132,267
Duke Energy Progress LLC, 4.15%, 12/1/44		89,000	73,890
Indianapolis Power & Light Co., 5.70%, 4/1/54(6)		67,000	67,752
MidAmerican Energy Co., 5.85%, 9/15/54		30,000	31,629
Northern States Power Co., 3.20%, 4/1/52		120,000	83,226
Northern States Power Co., 5.10%, 5/15/53		80,000	75,961
			464,725
Financial Services — 0.9%
Gulf Gate Apartments LLC, VRN, 5.46%, (Acquired 9/29/03 - 11/10/03, Cost $3,000,000), 9/1/28(8)		3,000,000	3,000,000
Ground Transportation — 0.0%
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43		16,000	14,434
Burlington Northern Santa Fe LLC, 5.50%, 3/15/55		75,000	77,071
			91,505
Health Care Providers and Services — 0.1%
DaVita, Inc., 4.625%, 6/1/30(6)		370,000	339,142
Kaiser Foundation Hospitals, 3.00%, 6/1/51		130,000	90,307
			429,449
Hotels, Restaurants and Leisure — 0.0%
MGM Resorts International, 4.625%, 9/1/26		8,000	7,849
Household Durables — 0.0%
Meritage Homes Corp., 5.125%, 6/6/27		40,000	40,042
Industrial Conglomerates — 0.1%
Honeywell International, Inc., 5.25%, 3/1/54		140,000	138,961
Insurance — 0.1%
AXA SA, VRN, 3.375%, 7/6/47	EUR	200,000	214,706
Metals and Mining — 0.0%
Minera Mexico SA de CV, 4.50%, 1/26/50(6)		$158,000	124,040
Multi-Utilities — 0.0%
Dominion Energy, Inc., 4.90%, 8/1/41		70,000	63,561
Oil, Gas and Consumable Fuels — 0.1%
Antero Resources Corp., 7.625%, 2/1/29(6)		75,000	77,526
BP Capital Markets America, Inc., 3.06%, 6/17/41		130,000	97,862
Energy Transfer LP, 5.75%, 4/1/25		25,000	25,003
MEG Energy Corp., 5.875%, 2/1/29(6)		100,000	98,816
19

	Shares/Principal Amount	Value
Southwestern Energy Co., 5.70%, 1/23/25	$5,000	$4,983
		304,190
Passenger Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(6)	132,237	131,467
Software — 0.0%
Oracle Corp., 3.60%, 4/1/40	95,000	75,228
Technology Hardware, Storage and Peripherals — 0.3%
Apple, Inc., 2.75%, 1/13/25	1,000,000	989,468
TOTAL CORPORATE BONDS (Cost $9,916,120)		9,406,418
COLLATERALIZED LOAN OBLIGATIONS — 1.1%
ARES Loan Funding III Ltd., Series 2022-ALF3A, Class A1R, VRN, 6.52%, (3-month SOFR plus 1.27%), 7/25/36(6)(9)	600,000	600,000
ARES XLVII CLO Ltd., Series 2018-47A, Class C, VRN, 7.31%, (3-month SOFR plus 2.01%), 4/15/30(6)	250,000	250,434
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class CR3, VRN, 8.14%, (3-month SOFR plus 2.86%), 4/22/32(6)	750,000	752,307
Cerberus Loan Funding XXXI LP, Series 2021-1A, Class A, VRN, 7.06%, (3-month SOFR plus 1.76%), 4/15/32(6)	70,803	71,195
Cook Park CLO Ltd., Series 2018-1A, Class C, VRN, 7.30%, (3-month SOFR plus 2.01%), 4/17/30(6)	750,000	751,730
Eaton Vance CLO Ltd., Series 2015-1A, Class CR, VRN, 7.44%, (3-month SOFR plus 2.16%), 1/20/30(6)	250,000	250,585
KKR CLO 18 Ltd., Series 2018, Class CR, VRN, 7.64%, (3-month SOFR plus 2.36%), 7/18/30(6)	250,000	250,407
Magnetite XXV Ltd., Series 2020-25A, Class C, VRN, 7.65%, (3-month SOFR plus 2.36%), 1/25/32(6)	350,000	350,936
Marathon CLO Ltd., Series 2021-17A, Class B1, VRN, 8.22%, (3-month SOFR plus 2.94%), 1/20/35(6)	325,000	325,841
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $3,587,318)		3,603,435
PREFERRED STOCKS — 0.4%
Automobiles — 0.1%
Volkswagen International Finance NV, 3.875%	300,000	304,438
Insurance — 0.2%
Allianz SE, 2.625%	200,000	175,261
Allianz SE, 3.375%	200,000	216,238
Intesa Sanpaolo Vita SpA, 4.75%	200,000	216,731
		608,230
Oil, Gas and Consumable Fuels — 0.1%
Eni SpA, 3.375%	300,000	306,838
TOTAL PREFERRED STOCKS (Cost $1,580,512)		1,219,506
ASSET-BACKED SECURITIES — 0.4%
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(6)	$235,589	211,393
FirstKey Homes Trust, Series 2020-SFR1, Class C, 1.94%, 8/17/37(6)	400,000	383,583
Lunar Aircraft Ltd., Series 2020-1A, Class A, SEQ, 3.38%, 2/15/45(6)	342,851	330,285
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(6)	246,770	224,371
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(6)	63,047	62,746
TOTAL ASSET-BACKED SECURITIES (Cost $1,292,537)		1,212,378
MUNICIPAL SECURITIES — 0.3%
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	9,000	10,487
New York City GO, 6.27%, 12/1/37	40,000	43,668
North Dakota Housing Finance Agency Rev., VRDN, 5.37%, 8/7/24 (SBBPA: Royal Bank of Canada)	750,000	750,000
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	48,928
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	125,000	87,115
State of California GO, 4.60%, 4/1/38	40,000	38,886
State of California GO, 7.60%, 11/1/40	65,000	80,753
Texas Natural Gas Securitization Finance Corp. Rev., SEQ, 5.17%, 4/1/41	30,000	30,791
TOTAL MUNICIPAL SECURITIES (Cost $1,127,575)		1,090,628
20

	Shares/Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
Private Sponsor Collateralized Mortgage Obligations — 0.1%
COLT Mortgage Loan Trust, Series 2021-3, Class M1, VRN, 2.30%, 9/27/66(6)	$700,000	$470,055
JP Morgan Mortgage Trust, Series 2014-5, Class A1, VRN, 2.72%, 10/25/29(6)	28,344	27,249
SoFi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(6)	10,849	9,548
		506,852
U.S. Government Agency Collateralized Mortgage Obligations — 0.1%
FNMA, Series 2024-R01, Class 1M1, VRN, 6.40%, (30-day average SOFR plus 1.05%), 1/25/44(6)	261,862	262,290
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,001,135)		769,142
EXCHANGE-TRADED FUNDS — 0.2%
iShares Core S&P 500 ETF	1,194	660,664
iShares MSCI EAFE Small-Cap ETF	14	907
TOTAL EXCHANGE-TRADED FUNDS (Cost $636,257)		661,571
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.1%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FHLMC, 6.00%, 2/1/38	$42,653	44,153
GNMA, 8.00%, 9/15/24	8	8
GNMA, 9.00%, 4/20/25	22	22
GNMA, 7.50%, 10/15/25	111	111
GNMA, 7.50%, 2/15/26	1,630	1,632
GNMA, 8.25%, 7/15/26	4,368	4,374
GNMA, 7.00%, 12/15/27	5,689	5,708
GNMA, 6.50%, 3/15/28	3,746	3,777
GNMA, 6.00%, 10/15/28	3,362	3,432
GNMA, 7.00%, 5/15/31	1,666	1,725
GNMA, 6.50%, 10/15/38	191,676	203,755
GNMA, 4.50%, 6/15/41	63,300	62,568
GNMA, 3.50%, 6/20/42	90,824	85,432
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $423,022)		416,697
SHORT-TERM INVESTMENTS — 9.8%
Certificates of Deposit — 0.9%
Wells Fargo Bank NA, 5.40%, 3/11/25(6)	3,000,000	3,006,957
Commercial Paper(10) — 3.9%
Banco Santander SA, 5.58%, 1/7/25(6)	1,000,000	977,000
Ionic Funding LLC, 5.69%, 9/5/24(6)	1,000,000	994,607
Ionic Funding LLC, 5.71%, 9/17/24(6)	2,750,000	2,730,240
JP Morgan Securities LLC, VRN, 5.71%, (SOFR plus 0.37%), 1/27/25(6)	2,500,000	2,501,585
Mainbeach Funding LLC, 5.50%, 8/1/24(6)	1,900,000	1,899,717
Overwatch Alpha Funding LLC, 5.49%, 8/1/24(6)	710,000	710,000
Regatta Funding Co. LLC, 5.56%, 8/21/24(6)	1,250,000	1,246,075
UBS AG, VRN, 5.62%, (SOFR plus 0.25%), 8/19/24(6)	750,000	750,077
Washington Morgan Capital Co. LLC, 5.60%, 11/22/24 (LOC: Goldman Sachs & Co.)(6)	1,000,000	983,363
		12,792,664
Money Market Funds — 3.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class	12,346,770	12,346,770
State Street Navigator Securities Lending Government Money Market Portfolio(11)	153,026	153,026
		12,499,796
Treasury Bills(10) — 1.1%
U.S. Treasury Bills, 5.44%, 8/20/24	$1,500,000	1,495,822
U.S. Treasury Bills, 5.44%, 8/27/24	1,000,000	996,188
21

	Shares/Principal Amount	Value
U.S. Treasury Bills, 5.19%, 6/12/25	$1,000,000	$959,912
		3,451,922
TOTAL SHORT-TERM INVESTMENTS (Cost $31,738,622)		31,751,339
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $292,948,987)		323,617,849
OTHER ASSETS AND LIABILITIES — 0.0%		(1,027)
TOTAL NET ASSETS — 100.0%		$323,616,822

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	434,556	AUD	656,830	Citibank N.A.	9/18/24	$4,509
BRL	1,653,927	USD	305,294	JPMorgan Chase Bank N.A.	9/18/24	(14,302)
CAD	1,349	USD	986	Bank of America N.A.	9/27/24	(8)
CAD	4,404	USD	3,236	Bank of America N.A.	9/27/24	(41)
CAD	5,591	USD	4,108	Bank of America N.A.	9/27/24	(52)
CAD	2,652	USD	1,952	Bank of America N.A.	9/27/24	(28)
CAD	1,485	USD	1,092	Bank of America N.A.	9/27/24	(15)
CAD	2,271	USD	1,663	Bank of America N.A.	9/27/24	(16)
CAD	262	USD	192	Bank of America N.A.	9/27/24	(2)
CAD	2,189	USD	1,604	Bank of America N.A.	9/27/24	(16)
CAD	1,532	USD	1,119	Bank of America N.A.	9/27/24	(8)
CAD	183	USD	134	Bank of America N.A.	9/27/24	(1)
CAD	1,961	USD	1,431	Bank of America N.A.	9/27/24	(8)
CAD	1,094	USD	799	Bank of America N.A.	9/27/24	(5)
CAD	131	USD	96	Bank of America N.A.	9/27/24	(1)
CAD	4,640	USD	3,381	Bank of America N.A.	9/27/24	(14)
CAD	1,534	USD	1,117	Bank of America N.A.	9/27/24	(4)
CAD	2,539	USD	1,842	Bank of America N.A.	9/27/24	—
CAD	1,095	USD	795	Bank of America N.A.	9/27/24	—
CAD	2,519	USD	1,826	Bank of America N.A.	9/27/24	2
CAD	625	USD	452	Bank of America N.A.	9/27/24	1
CAD	3,033	USD	2,193	Bank of America N.A.	9/27/24	7
CAD	993	USD	718	Bank of America N.A.	9/27/24	2
CAD	6,042	USD	4,370	Bank of America N.A.	9/27/24	14
USD	3,416,477	CAD	4,692,189	Citibank N.A.	9/18/24	13,233
USD	91,132	CAD	124,155	Bank of America N.A.	9/27/24	1,057
USD	15,615	CAD	21,273	Bank of America N.A.	9/27/24	181
USD	85,286	CAD	116,191	Bank of America N.A.	9/27/24	990
USD	519	CAD	708	Bank of America N.A.	9/27/24	6
USD	696	CAD	951	Bank of America N.A.	9/27/24	6
USD	4,897	CAD	6,688	Bank of America N.A.	9/27/24	45
USD	2,435	CAD	3,338	Bank of America N.A.	9/27/24	13
USD	3,292	CAD	4,514	Bank of America N.A.	9/27/24	18
USD	7,003	CAD	9,531	Bank of America N.A.	9/27/24	88
USD	2,679	CAD	3,645	Bank of America N.A.	9/27/24	34
USD	9,049	CAD	12,315	Bank of America N.A.	9/27/24	115
USD	5,193	CAD	7,066	Bank of America N.A.	9/27/24	66
USD	975	CAD	1,325	Bank of America N.A.	9/27/24	13
USD	16,874	CAD	22,961	Bank of America N.A.	9/27/24	216
USD	2,338	CAD	3,183	Bank of America N.A.	9/27/24	29
USD	2,583	CAD	3,516	Bank of America N.A.	9/27/24	32
USD	2,395	CAD	3,270	Bank of America N.A.	9/27/24	22
22

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	8,519	CAD	11,633	Bank of America N.A.	9/27/24	$80
USD	2,080	CAD	2,842	Bank of America N.A.	9/27/24	19
USD	1,748	CAD	2,410	Bank of America N.A.	9/27/24	—
USD	1,937	CAD	2,676	Bank of America N.A.	9/27/24	(4)
USD	3,841	CAD	5,312	Bank of America N.A.	9/27/24	(13)
USD	1,443,256	CNY	10,262,705	JPMorgan Chase Bank N.A.	9/18/24	2,183
COP	576,422,518	USD	143,780	Morgan Stanley	9/18/24	(2,423)
CZK	4,583,916	USD	199,110	JPMorgan Chase Bank N.A.	9/18/24	(3,658)
EUR	382,741	USD	413,850	Morgan Stanley	9/18/24	1,280
EUR	54,909	USD	58,985	Morgan Stanley	9/18/24	571
EUR	380,536	USD	408,945	Morgan Stanley	9/18/24	3,795
EUR	6,746	USD	7,384	Bank of America N.A.	9/27/24	(64)
EUR	23,937	USD	25,774	Bank of America N.A.	9/27/24	199
EUR	29,855	USD	32,599	Bank of America N.A.	9/27/24	(204)
EUR	3,675	USD	4,000	JPMorgan Chase Bank N.A.	9/27/24	(13)
EUR	1,790	USD	1,955	UBS AG	9/27/24	(13)
EUR	2,553	USD	2,781	UBS AG	9/27/24	(11)
EUR	19,658	USD	21,310	UBS AG	9/27/24	21
USD	11,202,118	EUR	10,387,181	JPMorgan Chase Bank N.A.	9/18/24	(64,088)
USD	14,358	EUR	13,307	Bank of America N.A.	9/27/24	(81)
USD	207,750	EUR	192,543	Bank of America N.A.	9/27/24	(1,176)
USD	14,351	EUR	13,307	Citibank N.A.	9/27/24	(88)
USD	207,655	EUR	192,543	Citibank N.A.	9/27/24	(1,271)
USD	14,366	EUR	13,307	Morgan Stanley	9/27/24	(73)
USD	207,873	EUR	192,543	Morgan Stanley	9/27/24	(1,053)
USD	1,137	EUR	1,048	Morgan Stanley	9/27/24	(1)
USD	14,358	EUR	13,307	UBS AG	9/27/24	(81)
USD	1,778	EUR	1,635	UBS AG	9/27/24	3
USD	207,749	EUR	192,543	UBS AG	9/27/24	(1,177)
GBP	2,870	USD	3,710	Goldman Sachs & Co.	9/27/24	(19)
GBP	3,377	USD	4,364	Goldman Sachs & Co.	9/27/24	(20)
USD	1,189,763	GBP	934,952	Citibank N.A.	9/18/24	(12,671)
USD	138,459	GBP	109,036	Goldman Sachs & Co.	9/27/24	(1,781)
USD	4,433	GBP	3,461	Goldman Sachs & Co.	9/27/24	(19)
USD	11,706	GBP	9,060	Goldman Sachs & Co.	9/27/24	54
USD	12,045	GBP	9,315	Goldman Sachs & Co.	9/27/24	65
USD	13,533	GBP	10,528	Goldman Sachs & Co.	9/27/24	(7)
HUF	34,706,146	USD	94,034	Bank of America N.A.	9/18/24	1,152
IDR	5,172,338,602	USD	316,496	Bank of America N.A.	9/18/24	1,513
USD	1,850,451	JPY	286,826,696	Citibank N.A.	9/18/24	(77,559)
MXN	5,252,536	USD	281,270	JPMorgan Chase Bank N.A.	9/18/24	(1,390)
MYR	694,977	USD	147,773	Goldman Sachs & Co.	9/18/24	4,287
USD	134,529	NOK	1,441,231	Citibank N.A.	9/18/24	2,287
PLN	1,010,043	USD	249,324	Morgan Stanley	9/18/24	5,362
RON	598,453	USD	128,812	Goldman Sachs & Co.	9/18/24	1,298
TRY	1,550,928	USD	43,377	Goldman Sachs & Co.	9/18/24	1,055
ZAR	5,025,135	USD	267,519	Bank of America N.A.	9/18/24	7,392
						$(130,164)

23

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Euro-Bobl 5-Year Bonds	21	September 2024	$2,670,679	$36,103
U.K. Gilt 10-Year Bonds	20	September 2024	2,551,046	56,277
U.S. Treasury 5-Year Notes	131	September 2024	14,133,672	285,040
U.S. Treasury 10-Year Notes	2	September 2024	223,625	6,409
U.S. Treasury 10-Year Ultra Notes	14	September 2024	1,618,094	52,273
			$21,197,116	$436,102
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 37	Buy	(5.00)%	12/20/26		$2,816,880	$(63,419)	$(146,309)	$(209,728)
Markit CDX North America High Yield Index Series 42	Sell	5.00%	6/20/29		$360,000	19,320	7,262	26,582
Markit iTraxx Europe Crossover Index Series 41	Sell	5.00%	6/20/29	EUR	340,000	25,827	7,598	33,425
						$(18,272)	$(131,449)	$(149,721)
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
AUD	–	Australian Dollar
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
CDX	–	Credit Derivatives Indexes
CNY	–	Chinese Yuan
COP	–	Colombian Peso
CVA	–	Certificaten Van Aandelen
CZK	–	Czech Koruna
DKK	–	Danish Krone
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GBP	–	British Pound
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
JPY	–	Japanese Yen
LOC	–	Letter of Credit
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NOK	–	Norwegian Krone
PLN	–	Polish Zloty
RON	–	Romanian New Leu
SBBPA	–	Standby Bond Purchase Agreement
SEQ	–	Sequential Payer
24

SOFR	–	Secured Overnight Financing Rate
THB	–	Thai Baht
TRY	–	Turkish Lira
USBMMY	–	U.S. Treasury Bill Money Market Yield
USD	–	United States Dollar
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
ZAR	–	South African Rand
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $698,047.
(4)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $496,269. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(5)Security may be subject to resale, redemption or transferability restrictions.
(6)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $26,716,511, which represented 8.3% of total net assets.
(7)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(8)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $3,000,000, which represented 0.9% of total net assets.
(9)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(10)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(11)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $517,721, which includes securities collateral of $364,695.

See Notes to Financial Statements.
25

Statement of Assets and Liabilities

JULY 31, 2024
Assets
Investment securities - unaffiliated, at value (cost of $197,515,063) — including $496,269 of securities on loan	$202,898,919
Investment securities - affiliated, at value (cost of $95,280,898)	120,565,904
Investment made with cash collateral received for securities on loan, at value (cost of $153,026)	153,026
Total investment securities, at value (cost of $292,948,987)	323,617,849
Cash	351,613
Foreign currency holdings, at value (cost of $17,220)	4,630
Receivable for investments sold	192,784
Receivable for capital shares sold	210,846
Receivable for variation margin on futures contracts	39,600
Unrealized appreciation on forward foreign currency exchange contracts	53,315
Interest and dividends receivable	1,029,432
Securities lending receivable	700
325,500,769

Liabilities
Payable for collateral received for securities on loan	153,026
Payable for investments purchased	813,491
Payable for capital shares redeemed	544,244
Payable for variation margin on swap agreements	3,452
Unrealized depreciation on forward foreign currency exchange contracts	183,479
Accrued management fees	161,780
Distribution and service fees payable	24,475
1,883,947

Net Assets	$323,616,822

Net Assets Consist of:
Capital (par value and paid-in surplus)	$283,989,366
Distributable earnings (loss)	39,627,456
$323,616,822

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$116,902,472	20,759,525	$5.63
I Class, $0.01 Par Value	$22,875,659	4,060,836	$5.63
A Class, $0.01 Par Value	$73,419,307	13,053,267	$5.62
C Class, $0.01 Par Value	$5,171,855	943,570	$5.48
R Class, $0.01 Par Value	$9,713,830	1,732,672	$5.61
R5 Class, $0.01 Par Value	$7,590	1,345	$5.64
R6 Class, $0.01 Par Value	$95,526,109	16,953,707	$5.63
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $5.96 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
26

Statement of Operations

YEAR ENDED JULY 31, 2024
Investment Income (Loss)
Income:
Interest	$5,679,127
Income distributions from affiliated funds	3,506,157
Dividends (net of foreign taxes withheld of $44,302)	1,146,181
Securities lending, net	18,981
10,350,446

Expenses:
Management fees	2,850,204
Distribution and service fees:
A Class	182,487
C Class	53,909
R Class	44,664
Directors' fees and expenses	10,514
Other expenses	30,739
3,172,517
Fees waived(1)	(943,542)
2,228,975

Net investment income (loss)	8,121,471

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (including $5,167,196 from affiliated funds)	9,398,399
Forward foreign currency exchange contract transactions	271,030
Futures contract transactions	(996,559)
Swap agreement transactions	(148,459)
Foreign currency translation transactions	6,715
8,531,126

Change in net unrealized appreciation (depreciation) on:
Investments (including $7,978,513 from affiliated funds)	11,265,247
Forward foreign currency exchange contracts	74,649
Futures contracts	742,153
Swap agreements	65,898
Translation of assets and liabilities in foreign currencies	(2,266)
12,145,681

Net realized and unrealized gain (loss)	20,676,807

Net Increase (Decrease) in Net Assets Resulting from Operations	$28,798,278
(1)Amount consists of $346,579, $68,517, $213,686, $15,780, $26,149, $25 and $272,806 for Investor Class, I Class, A Class, C Class, R Class, R5 Class and R6 Class, respectively.

See Notes to Financial Statements.
27

Statement of Changes in Net Assets

YEARS ENDED JULY 31, 2024 AND JULY 31, 2023
Increase (Decrease) in Net Assets	July 31, 2024	July 31, 2023
Operations
Net investment income (loss)	$8,121,471	$8,100,941
Net realized gain (loss)	8,531,126	2,015,119
Change in net unrealized appreciation (depreciation)	12,145,681	(758,537)
Net increase (decrease) in net assets resulting from operations	28,798,278	9,357,523

Distributions to Shareholders
From earnings:
Investor Class	(2,572,031)	(5,716,063)
I Class	(552,227)	(1,455,675)
A Class	(1,400,519)	(3,202,169)
C Class	(67,873)	(258,850)
R Class	(155,178)	(362,746)
R5 Class	(208)	(393)
R6 Class	(2,348,990)	(4,263,604)
Decrease in net assets from distributions	(7,097,026)	(15,259,500)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(32,589,475)	(17,433,674)

Net increase (decrease) in net assets	(10,888,223)	(23,335,651)

Net Assets
Beginning of period	334,505,045	357,840,696
End of period	$323,616,822	$334,505,045

See Notes to Financial Statements.
28

Notes to Financial Statements

JULY 31, 2024

1. Organization

American Century Strategic Asset Allocations, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Strategic Allocation: Conservative Fund (the fund) is one fund in a series issued by the corporation. The fund may invest in varying combinations of other affiliated investment companies such as mutual funds and exchange-traded funds advised by American Century Investments (affiliated funds). The fund will assume the risks associated with the affiliated funds. The fund is an asset allocation fund and its investment objective is to seek the highest level of total return consistent with its asset mix.

The fund offers the Investor Class, I Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper and certificates of deposit are valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
29

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Income and capital gain distributions, if any, from the affiliated funds are recorded as of the ex-dividend date. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of July 31, 2024.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$153,026	—	—	—	$153,026
Gross amount of recognized liabilities for securities lending transactions					$153,026
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.
30

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.  ACIM serves as the investment advisor for the affiliated funds.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets). The investment advisor will waive the portion of the fund's management fee equal to the expenses attributable to the management fees of the funds advised by American Century Investments in which the fund invests. The amount of this waiver will fluctuate depending on the fund's daily allocation to such funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Directors. During the period ended July 31, 2024, the investment advisor agreed to waive an additional 0.18% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2025 and cannot terminate it prior to such date without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended July 31, 2024 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
		Before Waiver	After Waiver
Investor Class	0.80% to 1.00%	1.00%	0.71%
I Class	0.60% to 0.80%	0.80%	0.51%
A Class	0.80% to 1.00%	1.00%	0.71%
C Class	0.80% to 1.00%	1.00%	0.71%
R Class	0.80% to 1.00%	1.00%	0.71%
R5 Class	0.60% to 0.80%	0.80%	0.51%
R6 Class	0.45% to 0.65%	0.65%	0.36%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended July 31, 2024 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $38,147 and $15,520, respectively. The effect of interfund transactions on the Statement of Operations was $(820) in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended July 31, 2024 totaled $86,477,870, of which $29,846,773 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended July 31, 2024 totaled $117,493,958, of which $22,380,100 represented U.S. Treasury and Government Agency obligations.
31

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Year ended July 31, 2024		Year ended July 31, 2023
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	500,000,000		500,000,000
Sold	892,378	$4,739,938	1,717,775	$8,837,762
Issued in reinvestment of distributions	467,961	2,490,715	1,113,592	5,555,974
Redeemed	(4,565,609)	(24,253,101)	(4,484,897)	(23,139,430)
	(3,205,270)	(17,022,448)	(1,653,530)	(8,745,694)
I Class/Shares Authorized	120,000,000		120,000,000
Sold	1,109,924	5,874,997	1,555,334	7,987,749
Issued in reinvestment of distributions	103,710	552,174	292,194	1,455,549
Redeemed	(1,730,234)	(9,247,970)	(3,914,636)	(20,018,848)
	(516,600)	(2,820,799)	(2,067,108)	(10,575,550)
A Class/Shares Authorized	270,000,000		270,000,000
Sold	1,686,051	8,841,087	1,760,326	9,042,293
Issued in reinvestment of distributions	260,101	1,383,801	634,282	3,162,664
Redeemed	(3,097,932)	(16,419,025)	(3,004,919)	(15,402,772)
	(1,151,780)	(6,194,137)	(610,311)	(3,197,815)
C Class/Shares Authorized	70,000,000		70,000,000
Sold	224,588	1,160,820	155,969	776,994
Issued in reinvestment of distributions	13,047	67,625	53,044	257,746
Redeemed	(488,428)	(2,503,771)	(665,450)	(3,325,822)
	(250,793)	(1,275,326)	(456,437)	(2,291,082)
R Class/Shares Authorized	50,000,000		50,000,000
Sold	677,356	3,680,824	304,838	1,560,941
Issued in reinvestment of distributions	29,129	154,891	72,879	361,984
Redeemed	(631,885)	(3,410,792)	(644,993)	(3,311,002)
	74,600	424,923	(267,276)	(1,388,077)
R5 Class/Shares Authorized	150,000,000		150,000,000
Sold	53	276	139	729
Issued in reinvestment of distributions	39	208	79	393
Redeemed	(457)	(2,534)	—	(2)
	(365)	(2,050)	218	1,120
R6 Class/Shares Authorized	235,000,000		235,000,000
Sold	3,846,752	20,385,164	3,362,374	17,320,754
Issued in reinvestment of distributions	440,923	2,348,865	853,673	4,263,321
Redeemed	(5,382,080)	(28,433,667)	(2,485,887)	(12,820,651)
	(1,094,405)	(5,699,638)	1,730,160	8,763,424
Net increase (decrease)	(6,144,613)	$(32,589,475)	(3,324,284)	$(17,433,674)

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).
32

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Affiliated Funds	$120,565,904	—	—
U.S. Treasury Securities	—	$77,009,040	—
Common Stocks	44,850,587	14,273,070	—
Sovereign Governments and Agencies	—	16,788,134	—
Corporate Bonds	—	9,406,418	—
Collateralized Loan Obligations	—	3,603,435	—
Preferred Stocks	—	1,219,506	—
Asset-Backed Securities	—	1,212,378	—
Municipal Securities	—	1,090,628	—
Collateralized Mortgage Obligations	—	769,142	—
Exchange-Traded Funds	661,571	—	—
U.S. Government Agency Mortgage-Backed Securities	—	416,697	—
Short-Term Investments	12,499,796	19,251,543	—
	$178,577,858	$145,039,991	—
Other Financial Instruments
Futures Contracts	$343,722	$92,380	—
Swap Agreements	—	60,007	—
Forward Foreign Currency Exchange Contracts	—	53,315	—
	$343,722	$205,702	—

Liabilities
Other Financial Instruments
Swap Agreements	—	$209,728	—
Forward Foreign Currency Exchange Contracts	—	183,479	—
	—	$393,207	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $3,799,761.
33

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $22,616,724.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $30,333,708 futures contracts purchased.

Value of Derivative Instruments as of July 31, 2024

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	$3,452
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$53,315	Unrealized depreciation on forward foreign currency exchange contracts	183,479
Interest Rate Risk	Receivable for variation margin on futures contracts*	39,600	Payable for variation margin on futures contracts*	—
		$92,915		$186,931
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Year Ended July 31, 2024

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(148,459)	Change in net unrealized appreciation (depreciation) on swap agreements	$65,898
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	271,030	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	74,649
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(996,559)	Change in net unrealized appreciation (depreciation) on futures contracts	742,153
		$(873,988)		$882,700

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.
34

9. Federal Tax Information

The tax character of distributions paid during the years ended July 31, 2024 and July 31, 2023 were as follows:

	2024	2023
Distributions Paid From
Ordinary income	$6,876,315	$7,078,534
Long-term capital gains	$220,711	$8,180,966

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$293,910,138
Gross tax appreciation of investments	$46,951,049
Gross tax depreciation of investments	(17,243,338)
Net tax appreciation (depreciation) of investments	29,707,711
Net tax appreciation (depreciation) on derivatives and translation of assets and liabilities in foreign currencies	(126,585)
Net tax appreciation (depreciation)	$29,581,126
Other book-to-tax adjustments	$(16,573)
Undistributed ordinary income	$2,221,617
Accumulated long-term gains	$7,841,286

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales. Other book-to-tax adjustments are attributable primarily to the tax deferral of losses on straddle positions.

10. Investments in Affiliated Funds

The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets.
35

11. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended July 31, 2024 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Corporate Bond ETF	$17,764	—	—	$543	$18,307	389	—	$873
American Century Emerging Markets Bond ETF	5,913	—	—	148	6,061	156	—	360
American Century Focused Dynamic Growth ETF(3)	4,230	$1,552	$1,134	1,329	5,977	68	$158	—
American Century Focused Large Cap Value ETF	6,233	118	959	373	5,765	87	174	126
American Century Multisector Income ETF	15,038	1,066	—	458	16,562	378	—	893
American Century Quality Diversified International ETF	9,579	296	1,537	544	8,882	178	232	297
American Century Short Duration Strategic Income ETF	1,608	—	—	26	1,634	32	—	90
American Century U.S. Quality Growth ETF	14,211	2,264	3,032	2,110	15,553	181	715	51
American Century U.S. Quality Value ETF	18,706	2,067	3,930	1,579	18,422	312	1,020	277
Avantis International Equity ETF	10,414	123	5,765	(603)	4,169	65	1,313	237
Avantis International Small Cap Value ETF	1,865	49	345	120	1,689	25	57	53
Avantis U.S. Equity ETF	14,651	1,482	2,832	897	14,198	153	1,387	194
Avantis U.S. Small Cap Value ETF	2,758	781	647	455	3,347	34	111	55
	$122,970	$9,798	$20,181	$7,979	$120,566	2,058	$5,167	$3,506
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com or avantisinvestors.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024	$5.26	0.13	0.35	0.48	(0.11)	—(3)	(0.11)	$5.63	9.37%	0.72%	1.01%	2.49%	2.20%	30%	$116,902
2023	$5.35	0.12	0.03	0.15	(0.11)	(0.13)	(0.24)	$5.26	3.04%	0.72%	1.01%	2.39%	2.10%	21%	$126,027
2022	$6.39	0.12	(0.61)	(0.49)	(0.12)	(0.43)	(0.55)	$5.35	(8.39)%	0.72%	1.01%	2.00%	1.71%	40%	$136,990
2021	$5.65	0.08	0.92	1.00	(0.07)	(0.19)	(0.26)	$6.39	18.09%	0.76%	1.00%	1.38%	1.14%	57%	$167,285
2020	$5.67	0.06	0.37	0.43	(0.07)	(0.38)	(0.45)	$5.65	7.89%	0.85%	1.01%	1.09%	0.93%	87%	$144,395
I Class
2024	$5.26	0.14	0.35	0.49	(0.12)	—(3)	(0.12)	$5.63	9.59%	0.52%	0.81%	2.69%	2.40%	30%	$22,876
2023	$5.35	0.13	0.03	0.16	(0.12)	(0.13)	(0.25)	$5.26	3.24%	0.52%	0.81%	2.59%	2.30%	21%	$24,080
2022	$6.40	0.13	(0.62)	(0.49)	(0.13)	(0.43)	(0.56)	$5.35	(8.35)%	0.52%	0.81%	2.20%	1.91%	40%	$35,548
2021	$5.65	0.10	0.93	1.03	(0.09)	(0.19)	(0.28)	$6.40	18.51%	0.56%	0.80%	1.58%	1.34%	57%	$38,058
2020	$5.67	0.07	0.37	0.44	(0.08)	(0.38)	(0.46)	$5.65	8.11%	0.65%	0.81%	1.29%	1.13%	87%	$27,985
A Class
2024	$5.25	0.12	0.35	0.47	(0.10)	—(3)	(0.10)	$5.62	9.12%	0.97%	1.26%	2.24%	1.95%	30%	$73,419
2023	$5.34	0.11	0.03	0.14	(0.10)	(0.13)	(0.23)	$5.25	2.77%	0.97%	1.26%	2.14%	1.85%	21%	$74,616
2022	$6.39	0.10	(0.62)	(0.52)	(0.10)	(0.43)	(0.53)	$5.34	(8.78)%	0.97%	1.26%	1.75%	1.46%	40%	$79,128
2021	$5.65	0.07	0.92	0.99	(0.06)	(0.19)	(0.25)	$6.39	17.79%	1.01%	1.25%	1.13%	0.89%	57%	$92,011
2020	$5.67	0.05	0.36	0.41	(0.05)	(0.38)	(0.43)	$5.65	7.62%	1.10%	1.26%	0.84%	0.68%	87%	$78,047
C Class
2024	$5.12	0.08	0.34	0.42	(0.06)	—(3)	(0.06)	$5.48	8.37%	1.72%	2.01%	1.49%	1.20%	30%	$5,172
2023	$5.21	0.07	0.03	0.10	(0.06)	(0.13)	(0.19)	$5.12	2.05%	1.72%	2.01%	1.39%	1.10%	21%	$6,118
2022	$6.24	0.06	(0.60)	(0.54)	(0.06)	(0.43)	(0.49)	$5.21	(9.37)%	1.72%	2.01%	1.00%	0.71%	40%	$8,606
2021	$5.53	0.02	0.90	0.92	(0.02)	(0.19)	(0.21)	$6.24	16.90%	1.76%	2.00%	0.38%	0.14%	57%	$11,902
2020	$5.57	0.01	0.35	0.36	(0.02)	(0.38)	(0.40)	$5.53	6.78%	1.85%	2.01%	0.09%	(0.07)%	87%	$14,851
R Class
2024	$5.24	0.11	0.35	0.46	(0.09)	—(3)	(0.09)	$5.61	8.86%	1.22%	1.51%	1.99%	1.70%	30%	$9,714
2023	$5.32	0.10	0.03	0.13	(0.08)	(0.13)	(0.21)	$5.24	2.72%	1.22%	1.51%	1.89%	1.60%	21%	$8,681
2022	$6.37	0.09	(0.62)	(0.53)	(0.09)	(0.43)	(0.52)	$5.32	(9.04)%	1.22%	1.51%	1.50%	1.21%	40%	$10,251
2021	$5.63	0.05	0.93	0.98	(0.05)	(0.19)	(0.24)	$6.37	17.59%	1.26%	1.50%	0.88%	0.64%	57%	$11,768
2020	$5.65	0.03	0.37	0.40	(0.04)	(0.38)	(0.42)	$5.63	7.37%	1.35%	1.51%	0.59%	0.43%	87%	$10,783

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2024	$5.27	0.14	0.35	0.49	(0.12)	—(3)	(0.12)	$5.64	9.57%	0.52%	0.81%	2.69%	2.40%	30%	$8
2023	$5.36	0.13	0.03	0.16	(0.12)	(0.13)	(0.25)	$5.27	3.23%	0.52%	0.81%	2.59%	2.30%	21%	$9
2022	$6.41	0.10	(0.59)	(0.49)	(0.13)	(0.43)	(0.56)	$5.36	(8.34)%	0.52%	0.81%	2.20%	1.91%	40%	$8
2021	$5.66	0.10	0.93	1.03	(0.09)	(0.19)	(0.28)	$6.41	18.48%	0.56%	0.80%	1.58%	1.34%	57%	$38,543
2020	$5.68	0.07	0.37	0.44	(0.08)	(0.38)	(0.46)	$5.66	8.10%	0.65%	0.81%	1.29%	1.13%	87%	$34,465
R6 Class
2024	$5.26	0.15	0.35	0.50	(0.13)	—(3)	(0.13)	$5.63	9.76%	0.37%	0.66%	2.84%	2.55%	30%	$95,526
2023	$5.35	0.14	0.03	0.17	(0.13)	(0.13)	(0.26)	$5.26	3.40%	0.37%	0.66%	2.74%	2.45%	21%	$94,974
2022	$6.40	0.14	(0.62)	(0.48)	(0.14)	(0.43)	(0.57)	$5.35	(8.21)%	0.37%	0.66%	2.35%	2.06%	40%	$87,310
2021	$5.66	0.10	0.93	1.03	(0.10)	(0.19)	(0.29)	$6.40	18.48%	0.41%	0.65%	1.73%	1.49%	57%	$92,483
2020	$5.68	0.08	0.37	0.45	(0.09)	(0.38)	(0.47)	$5.66	8.28%	0.50%	0.66%	1.44%	1.28%	87%	$74,665

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders of the Strategic Allocation: Conservative Fund and the Board of Directors of American Century Strategic Asset Allocations, Inc.:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Strategic Allocation: Conservative Fund (the “Fund”), one of the funds constituting the American Century Strategic Asset Allocations, Inc., as of July 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
September 17, 2024

We have served as the auditor of one or more American Century investment companies since 1997.
39

Approval of Management Agreement

At a meeting held on June 27, 2024, the Fund’s Board of Directors (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Directors, including a majority of the independent Directors.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed data and information compiled by the Advisor and certain independent consultants and data providers concerning the Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the information that the Board and its committees receive and consider over time.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

The Board held two meetings to consider the renewal. The independent Directors also met in private session multiple times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent consultant and data providers, and the independent Directors’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include, without limitation, the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
40

•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information from both the Advisor and an independent third party during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance and may conduct special reviews until performance improves. The Fund’s performance was above its benchmark for the three-, five-, and ten-year periods and below its benchmark for the one-year period reviewed by the Board. In relation to industry peers, the Fund was below the median of its peer performance universe as identified by a third-party service provider for the one-, three-, five- and ten-year periods. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), and its financial results of operation. The Directors have reviewed with the Advisor the methodology used to prepare this financial information and arranged for an independent consultant to confirm the reasonableness of the allocation methodology used. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and,
41

since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board and the Advisor agreed to continue the temporary reduction of the Fund’s annual unified management fee such that the Investor Class management fee not exceed 0.83% for at least one year beginning August 1, 2024. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with the Fund. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients, and these other client assets are included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.
42

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund hereby designates up to the maximum amount allowable as qualified dividend income for the fiscal year ended July 31, 2024.

For corporate taxpayers, the fund hereby designates $518,380, or up to the maximum amount allowable, of ordinary income distributions paid during the fiscal year ended July 31, 2024 as qualified for the corporate dividends received deduction.

The fund hereby designates $456,159, or up to the maximum amount allowable, as long-term capital gain distributions (20% rate gain distributions) for the fiscal year ended July 31, 2024.

The fund hereby designates $35,082 as qualified short-term capital gain distributions for purposes of Internal Revenue Code Section 871 for the fiscal year ended July 31, 2024.

The fund utilized earnings and profits of $501,802 distributed to shareholders on redemption of shares as part of the dividends paid deduction (tax equalization).

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-91039 2409

Annual Financial Statement and Other Information

July 31, 2024

Strategic Allocation: Moderate Fund
Investor Class (TWSMX)
I Class (ASAMX)
A Class (ACOAX)
C Class (ASTCX)
R Class (ASMRX)
R5 Class (ASMUX)
R6 Class (ASMDX)

Schedule of Investments

JULY 31, 2024

	Shares/Principal Amount	Value
AFFILIATED FUNDS(1) — 46.0%
American Century Diversified Corporate Bond ETF	541,178	$25,464,481
American Century Emerging Markets Bond ETF	231,939	9,034,650
American Century Focused Dynamic Growth ETF(2)	296,788	26,011,628
American Century Focused Large Cap Value ETF	378,827	25,222,567
American Century Multisector Income ETF	812,544	35,621,929
American Century Quality Diversified International ETF	571,776	28,490,683
American Century Short Duration Strategic Income ETF	89,869	4,618,817
American Century U.S. Quality Growth ETF(3)	460,593	39,555,727
American Century U.S. Quality Value ETF	671,842	39,614,693
Avantis Emerging Markets Equity ETF	496,985	30,405,542
Avantis International Equity ETF(3)	260,904	16,820,481
Avantis International Small Cap Value ETF	121,479	8,258,143
Avantis U.S. Equity ETF(3)	483,606	44,844,785
Avantis U.S. Small Cap Value ETF(3)	125,753	12,537,574
TOTAL AFFILIATED FUNDS (Cost $259,067,710)		346,501,700
COMMON STOCKS — 25.7%
Aerospace and Defense — 0.3%
AAR Corp.(2)	1,581	102,133
Bombardier, Inc., Class B(2)	306	20,652
CAE, Inc.(2)	5,611	102,088
Curtiss-Wright Corp.	2,095	617,397
HEICO Corp.	1,683	406,175
Hexcel Corp.	1,886	124,872
Huntington Ingalls Industries, Inc.	1,394	390,292
Lockheed Martin Corp.	299	162,034
Melrose Industries PLC	4,505	34,113
Saab AB, Class B	3,244	74,907
		2,034,663
Air Freight and Logistics — 0.1%
Cargojet, Inc.(3)	670	63,295
FedEx Corp.	671	202,810
GXO Logistics, Inc.(2)	3,049	170,683
InPost SA(2)	4,751	82,313
United Parcel Service, Inc., Class B	1,583	206,376
		725,477
Automobile Components — 0.2%
Aptiv PLC(2)	5,616	389,694
BorgWarner, Inc.	6,426	226,902
Continental AG	4,594	281,630
Hyundai Mobis Co. Ltd.	2,017	326,331
Linamar Corp.	4,538	226,366
Nifco, Inc.	900	22,820
Toyo Tire Corp.	2,600	42,421
		1,516,164
Automobiles — 0.2%
Bayerische Motoren Werke AG	3,554	329,630
Ferrari NV	887	365,065
Mercedes-Benz Group AG	5,333	352,535
Tesla, Inc.(2)	1,721	399,393
2

	Shares/Principal Amount	Value
Volvo Car AB, Class B(2)	55,477	$157,407
Winnebago Industries, Inc.	818	51,141
		1,655,171
Banks — 0.9%
Bancorp, Inc.(2)	1,095	56,765
Bank Central Asia Tbk. PT	786,600	498,083
Bank of America Corp.	10,447	421,119
Bankinter SA	9,866	84,270
Barclays PLC	301,059	900,259
BNP Paribas SA	1,815	124,352
BPER Banca SpA	23,251	136,042
Commerce Bancshares, Inc.	5,917	382,889
First Hawaiian, Inc.	8,268	207,031
Fukuoka Financial Group, Inc.	4,000	112,195
Hana Financial Group, Inc.	1,667	78,979
ING Groep NV, Series N	21,044	381,969
JPMorgan Chase & Co.	3,664	779,699
Mebuki Financial Group, Inc.	26,700	111,138
NU Holdings Ltd., Class A(2)	71,814	871,104
PNC Financial Services Group, Inc.	1,332	241,225
Regions Financial Corp.	16,705	373,691
Triumph Financial, Inc.(2)	993	90,095
Truist Financial Corp.	13,301	594,422
U.S. Bancorp	7,164	321,520
Westamerica Bancorporation	4,064	219,293
		6,986,140
Beverages — 0.3%
Ambev SA	117,600	240,142
Celsius Holdings, Inc.(2)	2,717	127,237
Coca-Cola Bottlers Japan Holdings, Inc.	3,500	52,169
Davide Campari-Milano NV	43,486	392,177
Heineken NV(3)	3,304	293,200
MGP Ingredients, Inc.	680	55,454
PepsiCo, Inc.	2,964	511,794
Pernod Ricard SA(3)	2,080	278,319
Royal Unibrew AS(2)	887	69,641
		2,020,133
Biotechnology — 0.6%
AbbVie, Inc.	3,295	610,629
ADMA Biologics, Inc.(2)	8,565	105,178
Alkermes PLC(2)	2,496	68,191
Alnylam Pharmaceuticals, Inc.(2)	1,844	437,876
Amgen, Inc.	710	236,054
Amicus Therapeutics, Inc.(2)	24,668	254,327
Arcutis Biotherapeutics, Inc.(2)	3,376	33,996
Argenx SE, ADR(2)	482	248,649
Biohaven Ltd.(2)	1,368	53,804
BioMarin Pharmaceutical, Inc.(2)	3,688	311,009
Blueprint Medicines Corp.(2)	960	103,968
Bridgebio Pharma, Inc.(2)	2,475	64,226
Celldex Therapeutics, Inc.(2)	1,122	42,760
Centessa Pharmaceuticals PLC, ADR(2)(3)	3,114	32,790
Crinetics Pharmaceuticals, Inc.(2)	1,048	55,670
CSL Ltd.	1,707	346,458
3

	Shares/Principal Amount	Value
Cytokinetics, Inc.(2)	870	$51,339
Halozyme Therapeutics, Inc.(2)	1,929	106,597
Insmed, Inc.(2)	2,003	145,718
Keros Therapeutics, Inc.(2)	802	40,228
Madrigal Pharmaceuticals, Inc.(2)(3)	302	85,967
Mineralys Therapeutics, Inc.(2)	2,201	27,270
Natera, Inc.(2)	6,051	619,562
REVOLUTION Medicines, Inc.(2)	1,509	68,871
Telix Pharmaceuticals Ltd.(2)(3)	5,749	72,173
Twist Bioscience Corp.(2)	985	54,973
Vaxcyte, Inc.(2)	1,372	108,237
Vera Therapeutics, Inc.(2)	1,058	38,712
Vertex Pharmaceuticals, Inc.(2)	397	196,801
Viking Therapeutics, Inc.(2)	712	40,584
		4,662,617
Broadline Retail — 0.3%
Alibaba Group Holding Ltd.	26,700	262,734
Amazon.com, Inc.(2)	8,325	1,556,609
Ollie's Bargain Outlet Holdings, Inc.(2)	1,508	147,241
Pan Pacific International Holdings Corp.	16,000	417,427
Ryohin Keikaku Co. Ltd.	4,800	90,517
		2,474,528
Building Products — 0.3%
AZEK Co., Inc.(2)	4,128	185,306
Cie de Saint-Gobain SA	1,699	145,750
Fortune Brands Innovations, Inc.	1,885	152,327
Hayward Holdings, Inc.(2)	10,448	154,526
JELD-WEN Holding, Inc.(2)	7,000	116,830
Johnson Controls International PLC	9,429	674,550
Lennox International, Inc.	1,234	720,039
Munters Group AB	3,266	70,709
Reliance Worldwide Corp. Ltd.	30,023	101,202
		2,321,239
Capital Markets — 1.2%
AllianceBernstein Holding LP	4,429	156,299
Ameriprise Financial, Inc.	614	264,063
ARES Management Corp., Class A	5,761	882,585
Bank of New York Mellon Corp.	12,892	838,882
BlackRock, Inc.	386	338,329
Bolsa Mexicana de Valores SAB de CV	35,862	55,821
Coinbase Global, Inc., Class A(2)	2,674	599,939
Donnelley Financial Solutions, Inc.(2)	2,294	154,799
GQG Partners, Inc.	41,794	81,576
Hamilton Lane, Inc., Class A	985	142,204
Integral Corp.	1,700	46,317
Intercontinental Exchange, Inc.	1,418	214,912
Intermediate Capital Group PLC	3,443	97,185
London Stock Exchange Group PLC	4,936	600,838
LPL Financial Holdings, Inc.	2,727	604,085
Man Group PLC	23,670	74,520
Morgan Stanley	5,601	578,079
MSCI, Inc.	1,675	905,773
Northern Trust Corp.	8,453	749,359
S&P Global, Inc.	993	481,337
4

	Shares/Principal Amount	Value
Swissquote Group Holding SA	251	$80,056
T Rowe Price Group, Inc.	4,138	472,601
TPG, Inc.	7,371	375,847
		8,795,406
Chemicals — 0.5%
Air Liquide SA	3,000	547,375
Akzo Nobel NV	5,209	322,084
Arkema SA	2,536	228,856
Aspen Aerogels, Inc.(2)	1,895	38,677
Avient Corp.	8,602	389,154
DSM-Firmenich AG	3,988	509,144
Ecolab, Inc.	1,289	297,359
Element Solutions, Inc.	25,190	678,871
Linde PLC	1,089	493,862
Shin-Etsu Chemical Co. Ltd.	9,500	422,091
Tokyo Ohka Kogyo Co. Ltd.	2,600	66,924
		3,994,397
Commercial Services and Supplies — 0.2%
Casella Waste Systems, Inc., Class A(2)	1,433	148,402
Clean Harbors, Inc.(2)	591	141,089
Daiei Kankyo Co. Ltd.	4,600	87,983
Element Fleet Management Corp.	846	16,183
Elis SA	5,539	128,091
Republic Services, Inc.	5,190	1,008,521
SPIE SA	3,022	116,815
Stericycle, Inc.(2)	1,619	94,793
UniFirst Corp.	458	89,099
		1,830,976
Communications Equipment — 0.2%
Arista Networks, Inc.(2)	1,122	388,829
Cisco Systems, Inc.	6,796	329,266
F5, Inc.(2)	2,482	505,435
Juniper Networks, Inc.	7,893	297,487
Motorola Solutions, Inc.	459	183,104
		1,704,121
Construction and Engineering — 0.2%
AtkinsRealis Group, Inc.	2,254	97,105
Construction Partners, Inc., Class A(2)	1,753	113,331
Eiffage SA	4,033	401,371
Fugro NV(3)	4,643	124,005
Kinden Corp.	4,500	94,941
Ventia Services Group Pty. Ltd.	30,856	88,836
Vinci SA	3,855	439,925
		1,359,514
Construction Materials — 0.2%
CRH PLC	6,951	595,700
James Hardie Industries PLC(2)	8,749	314,296
Summit Materials, Inc., Class A(2)	3,027	126,468
Taiheiyo Cement Corp.	3,900	106,521
		1,142,985
Consumer Finance — 0.1%
American Express Co.	1,156	292,514
FirstCash Holdings, Inc.	1,072	119,635
		412,149
5

	Shares/Principal Amount	Value
Consumer Staples Distribution & Retail — 0.4%
BGF retail Co. Ltd.	1,269	$95,849
Casey's General Stores, Inc.	512	198,574
Costco Wholesale Corp.	429	352,638
Dollar Tree, Inc.(2)	4,417	460,870
Grocery Outlet Holding Corp.(2)	2,455	48,020
Koninklijke Ahold Delhaize NV	23,095	744,010
Marks & Spencer Group PLC	25,367	107,139
PriceSmart, Inc.	1,296	118,364
Redcare Pharmacy NV(2)	636	95,211
Sysco Corp.	4,726	362,248
Target Corp.	2,398	360,683
		2,943,606
Containers and Packaging — 0.3%
Amcor PLC	11,090	116,778
AptarGroup, Inc.	407	59,821
Avery Dennison Corp.	914	198,183
Ball Corp.	3,445	219,894
Graphic Packaging Holding Co.	14,913	448,881
Packaging Corp. of America	2,125	424,724
Smurfit WestRock PLC	6,081	272,672
Sonoco Products Co.	3,782	203,925
Verallia SA	16,209	476,794
		2,421,672
Distributors — 0.1%
D'ieteren Group	188	43,206
LKQ Corp.	4,900	203,350
Pool Corp.	2,383	891,337
		1,137,893
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.(2)	3,267	392,857
Duolingo, Inc.(2)	2,687	462,003
European Wax Center, Inc., Class A(2)	5,665	53,194
Stride, Inc.(2)	2,055	156,139
		1,064,193
Diversified REITs — 0.1%
British Land Co. PLC	24,761	131,241
Essential Properties Realty Trust, Inc.	16,952	501,610
Merlin Properties Socimi SA	20,730	236,734
Mirvac Group	102,066	143,709
		1,013,294
Diversified Telecommunication Services — 0.2%
BCE, Inc.	8,766	295,681
Cellnex Telecom SA	1,032	35,993
LG Uplus Corp.	15,186	111,071
Orange SA	43,464	482,332
U-Next Holdings Co. Ltd.(3)	2,300	79,209
Verizon Communications, Inc.	11,239	455,404
		1,459,690
Electric Utilities — 0.5%
Duke Energy Corp.	4,889	534,221
Edison International	8,093	647,521
Evergy, Inc.	8,383	486,214
Eversource Energy	7,361	477,803
6

	Shares/Principal Amount	Value
Iberdrola SA	14,767	$195,045
NextEra Energy, Inc.	9,365	715,392
Pinnacle West Capital Corp.	2,046	175,117
Xcel Energy, Inc.	6,248	364,134
		3,595,447
Electrical Equipment — 0.5%
AMETEK, Inc.	1,909	331,173
Atkore, Inc.	870	117,450
Eaton Corp. PLC	1,338	407,809
Emerson Electric Co.	5,194	608,269
Furukawa Electric Co. Ltd.	1,900	51,978
Hubbell, Inc.	593	234,621
Regal Rexnord Corp.	2,611	419,536
Schneider Electric SE	2,647	638,020
Signify NV	10,307	255,143
Vertiv Holdings Co., Class A	5,334	419,786
		3,483,785
Electronic Equipment, Instruments and Components — 0.2%
CDW Corp.	3,759	819,876
Celestica, Inc. (Toronto)(2)	786	41,223
Cognex Corp.	1,248	61,926
Horiba Ltd.	600	47,487
Keyence Corp.	700	306,082
Littelfuse, Inc.	502	134,089
Mirion Technologies, Inc., Class A(2)	8,080	85,163
TE Connectivity Ltd.	2,151	331,964
Yokogawa Electric Corp.	1,500	37,968
		1,865,778
Energy Equipment and Services — 0.2%
Baker Hughes Co.	13,656	528,760
Expro Group Holdings NV(2)	10,704	248,547
Schlumberger NV	10,480	506,079
Seadrill Ltd.(2)	1,031	56,715
Subsea 7 SA	5,727	110,159
TechnipFMC PLC	2,150	63,425
Transocean Ltd.(2)	16,446	95,223
		1,608,908
Entertainment — 0.2%
CTS Eventim AG & Co. KGaA	676	59,545
Electronic Arts, Inc.	1,033	155,921
Liberty Media Corp.-Liberty Formula One, Class C(2)	866	70,033
Spotify Technology SA(2)	1,277	439,211
Take-Two Interactive Software, Inc.(2)	2,849	428,860
Universal Music Group NV	5,806	138,325
Walt Disney Co.	1,769	165,738
		1,457,633
Financial Services — 0.4%
Adyen NV(2)	264	322,935
AvidXchange Holdings, Inc.(2)	11,845	105,894
Block, Inc.(2)	1,316	81,434
Corpay, Inc.(2)	2,354	686,944
Edenred SE	12,754	531,061
Mastercard, Inc., Class A	793	367,722
Shift4 Payments, Inc., Class A(2)(3)	1,186	81,585
7

	Shares/Principal Amount	Value
Visa, Inc., Class A	2,697	$716,512
Worldline SA(2)	6,717	76,217
		2,970,304
Food Products — 0.3%
AAK AB	2,961	85,209
Conagra Brands, Inc.	27,922	846,595
General Mills, Inc.	7,255	487,101
Glanbia PLC	5,037	100,735
Mondelez International, Inc., Class A	4,017	274,562
Morinaga & Co. Ltd.	2,200	42,223
Nomad Foods Ltd.	6,536	124,903
Toyo Suisan Kaisha Ltd.	1,200	80,575
Yamazaki Baking Co. Ltd.	2,100	51,923
		2,093,826
Gas Utilities — 0.1%
Nippon Gas Co. Ltd.	4,100	63,910
ONE Gas, Inc.	4,730	329,350
Spire, Inc.	5,661	376,966
		770,226
Ground Transportation — 0.4%
Canadian Pacific Kansas City Ltd.	5,563	466,508
CSX Corp.	3,370	118,287
Knight-Swift Transportation Holdings, Inc.	2,463	134,061
Kyushu Railway Co.	900	24,023
Norfolk Southern Corp.	4,178	1,042,662
Saia, Inc.(2)	160	66,856
Schneider National, Inc., Class B	3,407	91,682
Uber Technologies, Inc.(2)	3,712	239,313
Union Pacific Corp.	1,559	384,652
XPO, Inc.(2)	5,101	586,054
		3,154,098
Health Care Equipment and Supplies — 0.8%
Alphatec Holdings, Inc.(2)	8,828	89,163
Becton Dickinson & Co.	1,633	393,651
ConvaTec Group PLC	9,165	27,614
DENTSPLY SIRONA, Inc.	7,599	206,237
Dexcom, Inc.(2)	8,509	577,080
Envista Holdings Corp.(2)	11,758	200,709
GE HealthCare Technologies, Inc.	6,228	527,076
Hologic, Inc.(2)	4,489	366,347
IDEXX Laboratories, Inc.(2)	1,255	597,530
Inari Medical, Inc.(2)	2,609	121,475
Insulet Corp.(2)	2,019	392,393
Integer Holdings Corp.(2)	942	111,872
Intuitive Surgical, Inc.(2)	631	280,549
Lantheus Holdings, Inc.(2)	1,078	113,007
SI-BONE, Inc.(2)	5,415	82,308
Terumo Corp.	28,000	501,994
Ypsomed Holding AG	205	94,210
Zimmer Biomet Holdings, Inc.	10,316	1,148,686
		5,831,901
Health Care Providers and Services — 0.8%
Acadia Healthcare Co., Inc.(2)	1,113	72,178
AMN Healthcare Services, Inc.(2)	894	60,452
8

	Shares/Principal Amount	Value
Amvis Holdings, Inc.	1,100	$19,151
Cardinal Health, Inc.	5,364	540,852
Cencora, Inc.	2,975	707,693
Centene Corp.(2)	3,825	294,219
Chartwell Retirement Residences	32,834	325,807
Cigna Group	1,212	422,588
Encompass Health Corp.	1,171	108,833
HealthEquity, Inc.(2)	1,422	111,599
Henry Schein, Inc.(2)	10,807	777,456
Labcorp Holdings, Inc.	1,891	407,397
NeoGenomics, Inc.(2)	7,000	124,110
Option Care Health, Inc.(2)	3,001	89,100
Quest Diagnostics, Inc.	4,935	702,250
R1 RCM, Inc.(2)	8,309	107,020
RadNet, Inc.(2)	1,125	67,219
UnitedHealth Group, Inc.	1,578	909,180
Universal Health Services, Inc., Class B	2,510	536,538
		6,383,642
Health Care REITs — 0.3%
Aedifica SA	831	52,821
CareTrust REIT, Inc.	7,195	193,977
Healthpeak Properties, Inc.	24,616	537,121
Ventas, Inc.	7,716	420,059
Welltower, Inc.	9,021	1,003,586
		2,207,564
Health Care Technology — 0.1%
Evolent Health, Inc., Class A(2)	2,946	68,701
GoodRx Holdings, Inc., Class A(2)	7,691	69,603
Pro Medicus Ltd.	594	56,043
Veeva Systems, Inc., Class A(2)	1,817	348,737
Waystar Holding Corp.(2)	2,590	59,570
		602,654
Hotel & Resort REITs — 0.1%
Invincible Investment Corp.	624	282,641
Japan Hotel REIT Investment Corp.	189	96,545
Ryman Hospitality Properties, Inc.	2,141	215,192
		594,378
Hotels, Restaurants and Leisure — 0.5%
Airbnb, Inc., Class A(2)	4,047	564,799
Chipotle Mexican Grill, Inc.(2)	11,808	641,411
Darden Restaurants, Inc.	1,538	224,994
DoorDash, Inc., Class A(2)	3,313	366,815
Greggs PLC	1,866	75,147
H World Group Ltd., ADR	6,133	183,990
Hilton Worldwide Holdings, Inc.	5,946	1,276,428
Kyoritsu Maintenance Co. Ltd.	1,200	23,297
MakeMyTrip Ltd.(2)	4,558	426,583
Melia Hotels International SA(3)	2,165	16,577
Planet Fitness, Inc., Class A(2)	1,074	79,154
Wingstop, Inc.	167	62,438
		3,941,633
Household Durables — 0.2%
Barratt Developments PLC	28,161	190,562
Bellway PLC	2,666	97,890
9

	Shares/Principal Amount	Value
Breville Group Ltd.(3)	2,531	$48,634
Mohawk Industries, Inc.(2)	1,459	235,001
Sonos, Inc.(2)	6,411	86,549
Taylor Wimpey PLC	219,075	449,142
TopBuild Corp.(2)	148	70,824
		1,178,602
Household Products — 0.4%
Church & Dwight Co., Inc.	8,410	824,264
Colgate-Palmolive Co.	1,377	136,585
Henkel AG & Co. KGaA, Preference Shares	3,226	275,958
Kimberly-Clark Corp.	4,077	550,599
Procter & Gamble Co.	2,211	355,440
Reckitt Benckiser Group PLC	12,366	665,212
		2,808,058
Independent Power and Renewable Electricity Producers — 0.1%
Talen Energy Corp.(2)	804	100,219
Vistra Corp.	6,925	548,598
		648,817
Industrial Conglomerates — 0.1%
Hitachi Ltd.	17,000	367,313
Honeywell International, Inc.	1,485	304,054
LG Corp.	3,139	200,181
		871,548
Industrial REITs — 0.5%
Americold Realty Trust, Inc.	9,078	271,341
CapitaLand Ascendas REIT	62,300	127,189
EastGroup Properties, Inc.	1,346	251,689
Goodman Group	23,455	541,484
Mapletree Industrial Trust	34,000	58,994
Prologis, Inc.	15,581	1,963,985
Segro PLC	22,083	259,930
Terreno Realty Corp.	949	64,921
Tritax Big Box REIT PLC	20,909	44,444
Warehouses De Pauw CVA	1,425	38,602
		3,622,579
Insurance — 0.7%
Aflac, Inc.	1,760	167,869
Allstate Corp.	3,949	675,753
Goosehead Insurance, Inc., Class A(2)	1,004	90,651
Hanover Insurance Group, Inc.	2,545	349,912
Kinsale Capital Group, Inc.	301	137,578
Marsh & McLennan Cos., Inc.	1,270	282,664
MetLife, Inc.	3,133	240,771
NN Group NV	9,634	483,474
Palomar Holdings, Inc.(2)	665	61,187
Progressive Corp.	1,379	295,272
Prudential Financial, Inc.	1,939	242,995
Prudential PLC	36,257	327,197
Reinsurance Group of America, Inc.	984	221,823
Ryan Specialty Holdings, Inc., Class A	6,773	417,149
Skyward Specialty Insurance Group, Inc.(2)	2,127	84,165
Tokio Marine Holdings, Inc.	7,700	302,095
Willis Towers Watson PLC	2,703	763,003
		5,143,558
10

	Shares/Principal Amount	Value
Interactive Media and Services — 0.6%
Alphabet, Inc., Class A	11,104	$1,904,780
Autohome, Inc., ADR	6,588	164,305
CAR Group Ltd.	2,875	65,753
Hemnet Group AB	1,645	60,949
Meta Platforms, Inc., Class A	2,082	988,596
QuinStreet, Inc.(2)	5,501	102,869
Scout24 SE	840	66,408
Tencent Holdings Ltd.	17,900	826,022
		4,179,682
IT Services — 0.6%
Accenture PLC, Class A	1,682	556,103
Amdocs Ltd.	5,652	494,380
BIPROGY, Inc.	1,600	52,430
Cloudflare, Inc., Class A(2)	6,944	538,160
Cognizant Technology Solutions Corp., Class A	3,784	286,373
GDS Holdings Ltd., ADR(2)	2,657	29,838
GDS Holdings Ltd., Class A(2)(3)	37,700	52,533
Globant SA(2)	343	66,786
Indra Sistemas SA(3)	5,442	109,133
International Business Machines Corp.	1,676	322,027
Megaport Ltd.(2)	2,122	15,362
MongoDB, Inc.(2)	2,450	618,282
NEC Corp.	5,100	441,429
NEXTDC Ltd.(2)	73,381	808,088
NTT Data Group Corp.	24,200	376,901
		4,767,825
Leisure Products — 0.1%
BRP, Inc.(3)	3,919	283,937
Brunswick Corp.	532	43,331
Thule Group AB	2,080	57,506
YETI Holdings, Inc.(2)	2,613	108,048
		492,822
Life Sciences Tools and Services — 0.5%
Agilent Technologies, Inc.	4,677	661,328
Avantor, Inc.(2)	9,549	255,436
Bio-Techne Corp.	2,799	228,370
Danaher Corp.	2,107	583,808
ICON PLC(2)	1,859	610,570
IQVIA Holdings, Inc.(2)	1,249	307,541
Lonza Group AG	648	431,509
Mettler-Toledo International, Inc.(2)	183	278,349
Thermo Fisher Scientific, Inc.	657	402,964
		3,759,875
Machinery — 0.5%
Aalberts NV	701	26,805
Amada Co. Ltd.	4,400	51,673
CNH Industrial NV	25,456	271,106
Crane Co.	1,426	228,759
Cummins, Inc.	1,931	563,466
Deere & Co.	474	176,318
Dover Corp.	530	97,658
Fluidra SA	2,590	57,702
Hoshizaki Corp.	1,300	40,942
11

	Shares/Principal Amount	Value
KION Group AG	956	$37,810
Konecranes OYJ	1,497	104,570
Organo Corp.	1,500	68,033
Oshkosh Corp.	3,907	424,495
Parker-Hannifin Corp.	563	315,933
RBC Bearings, Inc.(2)	547	159,089
Techtronic Industries Co. Ltd.	24,000	307,361
Timken Co.	2,348	204,159
Trelleborg AB, B Shares	1,160	43,109
Weir Group PLC	3,760	98,154
Xylem, Inc.	4,147	553,624
		3,830,766
Media — 0.3%
4imprint Group PLC	596	46,538
CyberAgent, Inc.	10,700	69,180
Fox Corp., Class B	5,653	200,286
Interpublic Group of Cos., Inc.	15,845	509,734
Omnicom Group, Inc.	1,074	105,295
Stroeer SE & Co. KGaA	1,158	78,293
Trade Desk, Inc., Class A(2)	9,004	809,280
WPP PLC	37,787	364,496
		2,183,102
Metals and Mining — 0.1%
Alamos Gold, Inc., Class A	5,185	88,367
ATI, Inc.(2)	951	64,392
Capstone Copper Corp.(2)	13,269	89,187
Carpenter Technology Corp.	922	134,492
ERO Copper Corp.(2)	3,302	64,574
GMK Norilskiy Nickel PAO(4)	265,800	3
Sandfire Resources Ltd.(2)	14,737	84,172
		525,187
Multi-Utilities — 0.2%
CMS Energy Corp.	4,353	282,074
Northwestern Energy Group, Inc.	12,554	675,029
WEC Energy Group, Inc.	5,763	495,964
		1,453,067
Office REITs — 0.0%
BXP, Inc.	4,045	288,449
Oil, Gas and Consumable Fuels — 0.5%
Cheniere Energy, Inc.	1,845	336,971
ConocoPhillips	4,788	532,426
Coterra Energy, Inc.	10,278	265,172
Enterprise Products Partners LP	26,473	764,011
EOG Resources, Inc.	3,843	487,292
EQT Corp.	8,245	284,535
Gaztransport Et Technigaz SA	141	20,776
Kosmos Energy Ltd.(2)	33,984	187,932
Occidental Petroleum Corp.	6,887	418,867
Paladin Energy Ltd.(2)	8,436	63,284
Permian Resources Corp.	20,164	309,316
Targa Resources Corp.	3,059	413,821
		4,084,403
Paper and Forest Products — 0.0%
Louisiana-Pacific Corp.	682	66,945
12

	Shares/Principal Amount	Value
Stella-Jones, Inc.(3)	1,622	$109,128
		176,073
Passenger Airlines — 0.1%
Southwest Airlines Co.	16,069	432,899
Personal Care Products — 0.2%
BellRing Brands, Inc.(2)	1,235	63,331
elf Beauty, Inc.(2)	1,771	305,639
Haleon PLC	88,620	397,496
Inter Parfums, Inc.	694	97,632
Kenvue, Inc.	23,866	441,282
Kose Corp.	800	53,461
Unilever PLC	6,259	384,645
		1,743,486
Pharmaceuticals — 0.8%
ALK-Abello AS(2)	4,531	102,128
AstraZeneca PLC, ADR	1,186	93,872
Bristol-Myers Squibb Co.	1,935	92,029
Edgewise Therapeutics, Inc.(2)	2,124	36,172
Eli Lilly & Co.	524	421,437
Galderma Group AG(2)	1,995	156,939
GSK PLC	33,948	659,229
Hikma Pharmaceuticals PLC	7,424	181,516
Intra-Cellular Therapies, Inc.(2)	645	50,774
Laboratorios Farmaceuticos Rovi SA	644	61,962
Longboard Pharmaceuticals, Inc.(2)	1,342	44,608
Merck & Co., Inc.	3,561	402,856
Novo Nordisk AS, Class B	10,712	1,419,264
Roche Holding AG	2,323	752,093
Sanofi SA	4,209	433,916
Sanofi SA, ADR	4,120	213,457
Santen Pharmaceutical Co. Ltd.	8,900	106,811
Verona Pharma PLC, ADR(2)(3)	2,332	52,843
Virbac SACA	101	38,448
Zoetis, Inc.	1,945	350,178
		5,670,532
Professional Services — 0.5%
Adecco Group AG	15,592	530,725
ALS Ltd.	5,681	57,516
BayCurrent Consulting, Inc.	1,900	58,491
Equifax, Inc.	1,850	516,834
FTI Consulting, Inc.(2)	391	85,226
Jacobs Solutions, Inc.	3,658	535,348
RELX PLC	13,508	637,544
Teleperformance SE	4,773	614,454
Verisk Analytics, Inc.	2,188	572,709
		3,608,847
Real Estate Management and Development — 0.2%
Colliers International Group, Inc.(3)	397	53,464
CTP NV	4,904	85,918
DLF Ltd.	7,739	82,393
FirstService Corp.	434	75,759
FirstService Corp. (Toronto)	765	133,385
Godrej Properties Ltd.(2)	2,035	78,449
Grainger PLC	24,392	75,764
13

	Shares/Principal Amount	Value
Macrotech Developers Ltd.	4,922	$77,076
Mitsubishi Estate Co. Ltd.	9,200	156,804
Mitsui Fudosan Co. Ltd.	20,800	215,485
Phoenix Mills Ltd.	2,321	99,884
PSP Swiss Property AG	626	83,653
Redfin Corp.(2)(3)	4,461	36,313
Tokyo Tatemono Co. Ltd.	6,300	109,901
Tokyu Fudosan Holdings Corp.	19,000	137,185
Vonovia SE	2,793	85,634
		1,587,067
Residential REITs — 0.3%
American Homes 4 Rent, Class A	5,870	211,848
AvalonBay Communities, Inc.	2,596	531,972
Boardwalk Real Estate Investment Trust	1,712	96,720
Camden Property Trust	1,468	162,581
Equity Residential	5,921	412,279
Essex Property Trust, Inc.	1,583	440,644
Invitation Homes, Inc.	8,247	290,872
UNITE Group PLC	5,075	62,206
		2,209,122
Retail REITs — 0.4%
Agree Realty Corp.	4,295	296,226
Charter Hall Retail REIT	27,033	61,852
Kite Realty Group Trust	15,720	387,655
Link REIT	9,720	41,009
Phillips Edison & Co., Inc.	2,570	90,207
Realty Income Corp.	10,663	612,376
Regency Centers Corp.	5,312	357,710
Scentre Group	132,918	303,110
Simon Property Group, Inc.	2,366	363,039
Unibail-Rodamco-Westfield	2,104	157,340
Urban Edge Properties	13,188	267,716
		2,938,240
Semiconductors and Semiconductor Equipment — 1.5%
Advanced Micro Devices, Inc.(2)	3,619	522,873
Analog Devices, Inc.	2,053	475,023
Applied Materials, Inc.	1,967	417,397
ASML Holding NV	962	895,787
Broadcom, Inc.	2,720	437,050
Camtek Ltd.	483	50,715
Credo Technology Group Holding Ltd.(2)	3,663	101,648
Enphase Energy, Inc.(2)	3,782	435,346
FormFactor, Inc.(2)	1,099	58,862
Impinj, Inc.(2)	581	92,547
Infineon Technologies AG	6,753	234,587
MACOM Technology Solutions Holdings, Inc.(2)	1,136	114,645
Marvell Technology, Inc.	2,785	186,539
Micronics Japan Co. Ltd.	900	35,763
MKS Instruments, Inc.	457	57,536
Monolithic Power Systems, Inc.	939	810,441
Nova Ltd.(2)	412	85,066
NVIDIA Corp.	25,433	2,976,170
ON Semiconductor Corp.(2)	2,584	202,198
Onto Innovation, Inc.(2)	547	104,641
14

	Shares/Principal Amount	Value
Rambus, Inc.(2)	2,251	$115,791
Silicon Laboratories, Inc.(2)	843	101,270
Socionext, Inc.	1,600	32,310
SUMCO Corp.	38,100	626,379
Taiwan Semiconductor Manufacturing Co. Ltd.	40,000	1,166,852
Teradyne, Inc.	6,125	803,355
		11,140,791
Software — 1.5%
Adobe, Inc.(2)	215	118,605
Agilysys, Inc.(2)	510	57,166
Bytes Technology Group PLC	6,135	39,971
Cadence Design Systems, Inc.(2)	2,691	720,273
Crowdstrike Holdings, Inc., Class A(2)	474	109,949
CyberArk Software Ltd.(2)	632	162,032
Datadog, Inc., Class A(2)	6,633	772,346
Descartes Systems Group, Inc.(2)	865	87,975
Dynatrace, Inc.(2)	1,393	61,180
Five9, Inc.(2)	1,401	62,414
Guidewire Software, Inc.(2)	3,713	557,210
HubSpot, Inc.(2)	1,093	543,254
JFrog Ltd.(2)	2,163	83,405
Klaviyo, Inc., Class A(2)(3)	1,303	34,139
Manhattan Associates, Inc.(2)	2,679	684,163
Microsoft Corp.	8,676	3,629,605
Money Forward, Inc.(2)	1,300	43,441
nCino, Inc.(2)	2,522	82,621
Palantir Technologies, Inc., Class A(2)	30,176	811,433
Procore Technologies, Inc.(2)	5,927	420,995
Q2 Holdings, Inc.(2)	2,335	157,542
Salesforce, Inc.	931	240,943
SAP SE	3,413	721,577
ServiceNow, Inc.(2)	162	131,931
SPS Commerce, Inc.(2)	469	101,032
Tenable Holdings, Inc.(2)	2,913	133,765
Workday, Inc., Class A(2)	1,039	235,978
Zscaler, Inc.(2)	3,259	584,502
		11,389,447
Specialized REITs — 0.7%
American Tower Corp.	464	102,266
CubeSmart	5,496	261,500
Digital Core REIT Management Pte. Ltd.	169,500	96,696
Digital Realty Trust, Inc.	6,676	997,995
Equinix, Inc.	1,366	1,079,468
Extra Space Storage, Inc.	3,084	492,268
Iron Mountain, Inc.	6,711	688,280
Lamar Advertising Co., Class A	646	77,430
Public Storage	2,521	746,014
SBA Communications Corp.	1,775	389,684
VICI Properties, Inc.	21,675	677,560
		5,609,161
Specialty Retail — 0.4%
Arhaus, Inc.(3)	5,906	89,712
Boot Barn Holdings, Inc.(2)	1,012	135,082
Burlington Stores, Inc.(2)	2,974	774,192
15

	Shares/Principal Amount	Value
CarMax, Inc.(2)	1,685	$142,281
Home Depot, Inc.	1,912	703,922
Kingfisher PLC	116,693	414,859
Sanrio Co. Ltd.	3,800	80,679
TJX Cos., Inc.	4,301	486,099
Tractor Supply Co.	897	236,198
		3,063,024
Technology Hardware, Storage and Peripherals — 0.5%
Apple, Inc.	13,558	3,010,961
HP, Inc.	12,534	452,352
Super Micro Computer, Inc.(2)	707	496,066
		3,959,379
Textiles, Apparel and Luxury Goods — 0.2%
Asics Corp.	6,400	104,450
Crocs, Inc.(2)	527	70,813
Deckers Outdoor Corp.(2)	142	131,014
Levi Strauss & Co., Class A	2,083	38,181
LVMH Moet Hennessy Louis Vuitton SE	265	186,921
On Holding AG, Class A(2)	18,769	777,412
		1,308,791
Tobacco — 0.2%
British American Tobacco PLC	25,617	908,918
KT&G Corp.	7,031	479,316
		1,388,234
Trading Companies and Distributors — 0.4%
AddTech AB, B Shares	1,102	35,560
Applied Industrial Technologies, Inc.	777	169,534
Beacon Roofing Supply, Inc.(2)	4,182	429,910
Beijer Ref AB(3)	3,761	59,723
Bunzl PLC	10,991	460,516
Core & Main, Inc., Class A(2)	7,355	393,272
Diploma PLC	1,928	110,234
Ferguson PLC	957	213,076
FTAI Aviation Ltd.	413	46,029
H&E Equipment Services, Inc.	1,996	104,391
Howden Joinery Group PLC	6,748	81,584
MSC Industrial Direct Co., Inc., Class A	5,350	475,882
Rexel SA	11,421	290,172
Seven Group Holdings Ltd.	3,490	89,543
SiteOne Landscape Supply, Inc.(2)	1,142	167,508
		3,126,934
Transportation Infrastructure — 0.0%
Flughafen Zurich AG	398	92,111
SATS Ltd.	10,400	25,566
		117,677
TOTAL COMMON STOCKS (Cost $141,446,569)		193,545,849
U.S. TREASURY SECURITIES — 14.0%
U.S. Treasury Bonds, 2.00%, 11/15/41	$3,500,000	2,489,990
U.S. Treasury Bonds, 2.375%, 2/15/42	11,500,000	8,667,002
U.S. Treasury Bonds, 4.75%, 11/15/43	120,000	125,362
U.S. Treasury Bonds, 3.125%, 8/15/44	200,000	164,937
U.S. Treasury Bonds, 2.50%, 2/15/45	1,060,000	782,350
U.S. Treasury Bonds, 3.00%, 5/15/45	560,000	449,991
U.S. Treasury Bonds, 3.00%, 11/15/45	100,000	80,020
16

		Shares/Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds, 2.375%, 1/15/27		$389,345	$391,386
U.S. Treasury Inflation-Indexed Bonds, 2.50%, 1/15/29		1,660,312	1,710,700
U.S. Treasury Inflation-Indexed Bonds, 3.375%, 4/15/32		176,940	196,901
U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/40		871,848	886,639
U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/41		1,176,011	1,199,006
U.S. Treasury Inflation-Indexed Bonds, 0.625%, 2/15/43		1,325,069	1,027,452
U.S. Treasury Inflation-Indexed Bonds, 1.375%, 2/15/44		3,571,114	3,156,997
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/45		6,081,809	4,709,227
U.S. Treasury Inflation-Indexed Bonds, 0.875%, 2/15/47		715,589	555,168
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/51		1,206,330	727,289
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/25		8,608,470	8,401,690
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/26		5,389,155	5,167,652
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/27		4,966,643	4,709,712
U.S. Treasury Inflation-Indexed Notes, 0.50%, 1/15/28		2,355,531	2,245,815
U.S. Treasury Inflation-Indexed Notes, 0.875%, 1/15/29		2,363,277	2,272,869
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/32		3,098,728	2,740,629
U.S. Treasury Notes, 0.25%, 5/31/25		9,900,000	9,530,451
U.S. Treasury Notes, 4.625%, 2/28/26		7,080,000	7,099,083
U.S. Treasury Notes, 0.50%, 4/30/27		6,000,000	5,445,234
U.S. Treasury Notes, 2.75%, 7/31/27		3,505,000	3,375,753
U.S. Treasury Notes, 2.25%, 8/15/27		400,000	379,398
U.S. Treasury Notes, 4.375%, 8/31/28		6,170,000	6,263,153
U.S. Treasury Notes, 2.625%, 7/31/29		3,000,000	2,822,461
U.S. Treasury Notes, 3.50%, 4/30/30		2,350,000	2,295,381
U.S. Treasury Notes, 0.625%, 5/15/30		1,100,000	912,227
U.S. Treasury Notes, 4.375%, 11/30/30		1,390,000	1,421,954
U.S. Treasury Notes, 1.875%, 2/15/32(5)		5,800,000	5,004,539
U.S. Treasury Notes, 4.375%, 5/15/34		4,667,000	4,786,956
U.S. Treasury Notes, VRN, 5.41%, (3-month USBMMY plus 0.20%), 1/31/25		2,000,000	2,000,645
U.S. Treasury Notes, VRN, 5.34%, (3-month USBMMY plus 0.13%), 7/31/25		1,500,000	1,499,883
TOTAL U.S. TREASURY SECURITIES (Cost $114,239,447)			105,695,902
SOVEREIGN GOVERNMENTS AND AGENCIES — 2.9%
Australia — 0.1%
Australia Government Bonds, 3.00%, 3/21/47	AUD	270,000	138,028
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	395,000	249,336
			387,364
Austria — 0.1%
Republic of Austria Government Bonds, 0.75%, 10/20/26(6)	EUR	185,000	192,411
Republic of Austria Government Bonds, 4.15%, 3/15/37(6)	EUR	121,000	147,405
			339,816
Belgium — 0.0%
Kingdom of Belgium Government Bonds, 4.25%, 3/28/41(6)	EUR	74,000	90,691
Canada — 0.6%
Canada Government Bonds, 0.25%, 3/1/26	CAD	1,500,000	1,031,384
Canada Government Bonds, 3.50%, 3/1/28	CAD	3,387,000	2,482,827
Province of British Columbia, 2.85%, 6/18/25	CAD	809,000	579,838
Province of Quebec, 5.75%, 12/1/36	CAD	445,000	375,368
Province of Quebec, 5.00%, 12/1/41	CAD	30,000	23,776
Province of Quebec, 3.50%, 12/1/48	CAD	110,000	70,658
			4,563,851
Chile — 0.0%
Chile Government International Bonds, 5.33%, 1/5/54		$160,000	154,247
China — 0.5%
China Government Bonds, 2.68%, 5/21/30	CNY	24,800,000	3,567,625
17

		Shares/Principal Amount	Value
Denmark — 0.0%
Denmark Government Bonds, 0.50%, 11/15/27	DKK	600,000	$82,379
Denmark Government Bonds, 4.50%, 11/15/39	DKK	340,000	61,892
			144,271
Finland — 0.3%
Finland Government Bonds, 4.00%, 7/4/25(6)	EUR	219,000	239,030
Finland Government Bonds, 0.125%, 4/15/36(6)	EUR	2,250,000	1,771,158
			2,010,188
France — 0.2%
French Republic Government Bonds OAT, 0.00%, 11/25/31(6)(7)	EUR	1,400,000	1,239,453
French Republic Government Bonds OAT, 1.25%, 5/25/38(6)	EUR	379,000	321,578
			1,561,031
Germany — 0.4%
Bundesrepublik Deutschland Bundesanleihe, 2.30%, 2/15/33	EUR	2,400,000	2,613,201
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/52(7)	EUR	400,000	218,085
			2,831,286
Italy — 0.2%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	180,000	192,064
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	1,338,000	1,429,340
			1,621,404
Japan — 0.3%
Japan Government Thirty Year Bonds, 1.40%, 3/20/53	JPY	224,000,000	1,254,018
Japan Government Thirty Year Bonds, 1.20%, 6/20/53	JPY	66,500,000	352,734
Japan Government Thirty Year Bonds, 1.80%, 9/20/53	JPY	51,300,000	315,386
			1,922,138
Malaysia — 0.0%
Malaysia Government Bonds, 3.96%, 9/15/25	MYR	990,000	217,252
Mexico — 0.1%
Mexico Government International Bonds, 4.15%, 3/28/27		$700,000	686,996
Netherlands — 0.0%
Netherlands Government Bonds, 2.75%, 1/15/47(6)	EUR	82,000	89,471
Norway — 0.0%
Norway Government Bonds, 1.75%, 2/17/27(6)	NOK	1,880,000	165,256
Spain — 0.0%
Spain Government Bonds, 1.60%, 4/30/25(6)	EUR	132,000	141,158
Spain Government Bonds, 5.15%, 10/31/28(6)	EUR	47,000	55,919
Spain Government Bonds, 5.15%, 10/31/44(6)	EUR	9,000	11,992
			209,069
Thailand — 0.0%
Thailand Government Bonds, 3.85%, 12/12/25	THB	11,550,000	330,698
United Kingdom — 0.1%
U.K. Gilts, 0.125%, 1/30/26	GBP	800,000	974,537
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $24,578,824)			21,867,191
CORPORATE BONDS — 1.7%
Automobile Components — 0.0%
ZF North America Capital, Inc., 4.75%, 4/29/25(6)		$105,000	103,888
Automobiles — 0.3%
American Honda Finance Corp., 0.75%, 8/9/24		1,500,000	1,498,366
BMW Finance NV, 0.875%, 4/3/25	EUR	50,000	53,162
Ford Motor Credit Co. LLC, 3.625%, 6/17/31		$670,000	587,095
			2,138,623
Banks — 0.5%
Avi Funding Co. Ltd., 3.80%, 9/16/25(6)		255,000	251,489
Banco Santander SA, 2.50%, 3/18/25	EUR	200,000	214,703
18

		Shares/Principal Amount	Value
Bank of America Corp., VRN, 5.47%, 1/23/35		$170,000	$173,895
Barclays PLC, VRN, 1.375%, 1/24/26	EUR	100,000	106,988
CaixaBank SA, VRN, 2.25%, 4/17/30	EUR	400,000	425,278
Citigroup, Inc., VRN, 6.27%, 11/17/33		$30,000	32,146
Citigroup, Inc., VRN, 5.83%, 2/13/35		30,000	30,420
Commerzbank AG, 4.00%, 3/23/26	EUR	250,000	271,637
European Union, 0.00%, 7/4/31(7)	EUR	1,650,000	1,487,104
HSBC Bank PLC, VRN, 5.375%, 11/4/30	GBP	50,000	63,640
ING Groep NV, 2.125%, 1/10/26	EUR	400,000	426,293
JPMorgan Chase & Co., VRN, 4.01%, 4/23/29		$6,000	5,837
Lloyds Bank PLC, 7.625%, 4/22/25	GBP	120,000	156,623
Wells Fargo & Co., VRN, 5.39%, 4/24/34		$60,000	60,722
			3,706,775
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36		370,000	361,685
Chemicals — 0.0%
MEGlobal BV, 4.25%, 11/3/26(6)		82,000	79,936
Olin Corp., 5.125%, 9/15/27		60,000	58,627
			138,563
Commercial Services and Supplies — 0.0%
Waste Connections, Inc., 2.95%, 1/15/52		154,000	102,066
Containers and Packaging — 0.0%
Sealed Air Corp., 5.125%, 12/1/24(6)		80,000	80,186
Diversified Consumer Services — 0.0%
Duke University, 3.30%, 10/1/46		220,000	167,010
Diversified Telecommunication Services — 0.1%
AT&T, Inc., 2.60%, 12/17/29	EUR	120,000	126,054
AT&T, Inc., 4.90%, 8/15/37		$116,000	111,230
Sprint Capital Corp., 6.875%, 11/15/28		352,000	377,672
			614,956
Electric Utilities — 0.1%
Duke Energy Carolinas LLC, 3.20%, 8/15/49		270,000	187,958
Duke Energy Progress LLC, 4.15%, 12/1/44		59,000	48,983
MidAmerican Energy Co., 5.85%, 9/15/54		55,000	57,988
Northern States Power Co., 3.20%, 4/1/52		160,000	110,968
Northern States Power Co., 5.10%, 5/15/53		110,000	104,446
			510,343
Ground Transportation — 0.0%
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43		160,000	144,337
Burlington Northern Santa Fe LLC, 5.50%, 3/15/55		50,000	51,381
			195,718
Health Care Providers and Services — 0.1%
DaVita, Inc., 4.625%, 6/1/30(6)		510,000	467,466
Kaiser Foundation Hospitals, 3.00%, 6/1/51		180,000	125,041
			592,507
Hotels, Restaurants and Leisure — 0.1%
Caesars Entertainment, Inc., 4.625%, 10/15/29(6)		200,000	185,938
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(6)		150,000	147,090
			333,028
Household Durables — 0.1%
KB Home, 4.80%, 11/15/29		477,000	459,137
Meritage Homes Corp., 5.125%, 6/6/27		160,000	160,167
Tempur Sealy International, Inc., 3.875%, 10/15/31(6)		238,000	205,101
			824,405
19

		Shares/Principal Amount	Value
Insurance — 0.0%
AXA SA, VRN, 3.375%, 7/6/47	EUR	200,000	$214,706
Media — 0.0%
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.38%, 10/23/35		$240,000	240,735
Metals and Mining — 0.0%
Freeport-McMoRan, Inc., 5.40%, 11/14/34		180,000	179,813
Multi-Utilities — 0.0%
Dominion Energy, Inc., 4.90%, 8/1/41		70,000	63,561
Oil, Gas and Consumable Fuels — 0.1%
Antero Resources Corp., 7.625%, 2/1/29(6)		108,000	111,637
BP Capital Markets America, Inc., 3.06%, 6/17/41		180,000	135,501
Energy Transfer LP, 5.75%, 4/1/25		70,000	70,007
MEG Energy Corp., 5.875%, 2/1/29(6)		130,000	128,461
Southwestern Energy Co., 5.70%, 1/23/25		14,000	13,953
			459,559
Passenger Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(6)		183,391	182,323
Software — 0.0%
Oracle Corp., 3.60%, 4/1/40		130,000	102,944
Technology Hardware, Storage and Peripherals — 0.2%
Apple, Inc., 2.75%, 1/13/25		1,750,000	1,731,569
TOTAL CORPORATE BONDS (Cost $13,912,957)			13,044,963
COLLATERALIZED LOAN OBLIGATIONS — 1.0%
ARES Loan Funding III Ltd., Series 2022-ALF3A, Class A1R, VRN, 6.51%, (3-month SOFR plus 1.27%), 7/25/36(6)(8)		1,200,000	1,200,000
ARES XLVII CLO Ltd., Series 2018-47A, Class C, VRN, 7.31%, (3-month SOFR plus 2.01%), 4/15/30(6)		350,000	350,608
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class CR3, VRN, 8.14%, (3-month SOFR plus 2.86%), 4/22/32(6)		1,450,000	1,454,460
Cerberus Loan Funding XXXI LP, Series 2021-1A, Class A, VRN, 7.06%, (3-month SOFR plus 1.76%), 4/15/32(6)		96,888	97,424
Cook Park CLO Ltd., Series 2018-1A, Class C, VRN, 7.30%, (3-month SOFR plus 2.01%), 4/17/30(6)		3,000,000	3,006,918
Eaton Vance CLO Ltd., Series 2015-1A, Class CR, VRN, 7.44%, (3-month SOFR plus 2.16%), 1/20/30(6)		512,500	513,700
KKR CLO 18 Ltd., Series 2018, Class CR, VRN, 7.64%, (3-month SOFR plus 2.36%), 7/18/30(6)		200,000	200,326
Magnetite XXV Ltd., Series 2020-25A, Class C, VRN, 7.65%, (3-month SOFR plus 2.36%), 1/25/32(6)		450,000	451,204
Marathon CLO Ltd., Series 2021-17A, Class B1, VRN, 8.22%, (3-month SOFR plus 2.94%), 1/20/35(6)		425,000	426,100
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $7,682,535)			7,700,740
ASSET-BACKED SECURITIES — 0.2%
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(6)		308,078	276,437
FirstKey Homes Trust, Series 2020-SFR1, Class C, 1.94%, 8/17/37(6)		600,000	575,374
Lunar Aircraft Ltd., Series 2020-1A, Class A, SEQ, 3.38%, 2/15/45(6)		459,733	442,882
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(6)		352,529	320,530
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(6)		99,420	98,946
TOTAL ASSET-BACKED SECURITIES (Cost $1,823,823)			1,714,169
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
Private Sponsor Collateralized Mortgage Obligations — 0.2%
ABN AMRO Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33		3,707	3,633
COLT Mortgage Loan Trust, Series 2021-3, Class M1, VRN, 2.30%, 9/27/66(6)		1,800,000	1,208,713
SoFi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(6)		24,411	21,482
			1,233,828
U.S. Government Agency Collateralized Mortgage Obligations — 0.0%
FNMA, Series 2024-R01, Class 1M1, VRN, 6.40%, (30-day average SOFR plus 1.05%), 1/25/44(6)		436,438	437,151
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,264,055)			1,670,979
20

	Shares/Principal Amount	Value
PREFERRED STOCKS — 0.2%
Automobiles — 0.1%
Volkswagen International Finance NV, 3.875%	500,000	$507,397
Electric Utilities — 0.0%
Enel SpA, 2.25%	200,000	205,946
Insurance — 0.0%
Allianz SE, 3.375%	100,000	108,119
AXA SA, 6.69%	50,000	65,571
Intesa Sanpaolo Vita SpA, 4.75%	100,000	108,365
		282,055
Oil, Gas and Consumable Fuels — 0.1%
Eni SpA, 3.375%	500,000	511,397
TOTAL PREFERRED STOCKS (Cost $1,925,370)		1,506,795
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.1%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FHLMC, 6.00%, 2/1/38	$16,390	16,966
GNMA, 9.00%, 4/20/25	22	22
GNMA, 7.50%, 10/15/25	60	60
GNMA, 7.50%, 6/15/26	138	138
GNMA, 7.00%, 12/15/27	4,064	4,078
GNMA, 7.50%, 12/15/27	456	457
GNMA, 6.00%, 5/15/28	2,723	2,749
GNMA, 6.50%, 5/15/28	2,419	2,442
GNMA, 7.00%, 5/15/31	5,498	5,693
GNMA, 6.50%, 10/15/38	355,417	377,814
GNMA, 4.50%, 6/15/41	117,412	116,054
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $517,530)		526,473
MUNICIPAL SECURITIES — 0.1%
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	140,000	163,141
New York City GO, 6.27%, 12/1/37	40,000	43,668
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	175,000	121,962
State of California GO, 4.60%, 4/1/38	100,000	97,214
Texas Natural Gas Securitization Finance Corp. Rev., SEQ, 5.17%, 4/1/41	45,000	46,186
TOTAL MUNICIPAL SECURITIES (Cost $513,314)		472,171
EXCHANGE-TRADED FUNDS — 0.0%
iShares Core S&P 500 ETF	49	27,113
iShares MSCI EAFE Small-Cap ETF	59	3,822
TOTAL EXCHANGE-TRADED FUNDS (Cost $28,198)		30,935
SHORT-TERM INVESTMENTS — 8.9%
Certificates of Deposit — 0.8%
Canadian Imperial Bank of Commerce, VRN, 5.58%, (SOFR plus 0.25%), 2/11/25(6)	$1,000,000	1,000,000
Wells Fargo Bank NA, 5.40%, 3/11/25(6)	5,000,000	5,011,594
		6,011,594
Commercial Paper(9) — 3.5%
Banco Santander SA, 5.58%, 1/7/25(6)	3,000,000	2,931,000
Ionic Funding LLC, 5.69%, 9/5/24(6)	3,000,000	2,983,821
Ionic Funding LLC, 5.71%, 9/17/24(6)	4,500,000	4,467,666
JP Morgan Securities LLC, VRN, 5.71%, (SOFR plus 0.37%), 1/27/25(6)	3,000,000	3,001,902
Mainbeach Funding LLC, 5.50%, 8/1/24(6)	3,515,000	3,514,476
Overwatch Alpha Funding LLC, 5.49%, 8/1/24(6)	3,375,000	3,375,000
Regatta Funding Co. LLC, 5.56%, 8/21/24(6)	2,500,000	2,492,150
21

	Shares/Principal Amount	Value
UBS AG, VRN, 5.62%, (SOFR plus 0.25%), 8/19/24(6)	$1,000,000	$1,000,102
Washington Morgan Capital Co. LLC, 5.60%, 11/22/24 (LOC: Goldman Sachs & Co.)(6)	2,900,000	2,851,753
		26,617,870
Money Market Funds — 3.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class	21,714,094	21,714,094
State Street Navigator Securities Lending Government Money Market Portfolio(10)	8,054,414	8,054,414
		29,768,508
Treasury Bills(9) — 0.7%
U.S. Treasury Bills, 5.44%, 8/20/24	$2,500,000	2,493,036
U.S. Treasury Bills, 5.07%, 3/20/25	1,000,000	970,040
U.S. Treasury Bills, 5.19%, 6/12/25	1,750,000	1,679,846
		5,142,922
TOTAL SHORT-TERM INVESTMENTS (Cost $67,518,428)		67,540,894
TOTAL INVESTMENT SECURITIES — 101.0% (Cost $635,518,760)		761,818,761
OTHER ASSETS AND LIABILITIES — (1.0)%		(7,720,232)
TOTAL NET ASSETS — 100.0%		$754,098,529

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	382,605	AUD	578,306	Citibank N.A.	9/18/24	$3,970
BRL	3,863,362	USD	713,126	JPMorgan Chase Bank N.A.	9/18/24	(33,409)
CAD	4,342	USD	3,175	Bank of America N.A.	9/27/24	(25)
CAD	15,511	USD	11,397	Bank of America N.A.	9/27/24	(143)
CAD	16,414	USD	12,060	Bank of America N.A.	9/27/24	(152)
CAD	5,534	USD	4,070	Bank of America N.A.	9/27/24	(56)
CAD	8,463	USD	6,198	Bank of America N.A.	9/27/24	(58)
CAD	8,157	USD	5,978	Bank of America N.A.	9/27/24	(60)
CAD	5,710	USD	4,172	Bank of America N.A.	9/27/24	(30)
CAD	4,078	USD	2,976	Bank of America N.A.	9/27/24	(17)
CAD	5,716	USD	4,163	Bank of America N.A.	9/27/24	(17)
CAD	9,171	USD	6,655	Bank of America N.A.	9/27/24	(1)
CAD	4,083	USD	2,961	Bank of America N.A.	9/27/24	1
CAD	9,100	USD	6,594	Bank of America N.A.	9/27/24	8
CAD	3,432	USD	2,482	Bank of America N.A.	9/27/24	8
CAD	11,047	USD	8,017	Bank of America N.A.	9/27/24	(3)
USD	4,550,913	CAD	6,250,223	Citibank N.A.	9/18/24	17,627
USD	50,256	CAD	68,467	Bank of America N.A.	9/27/24	583
USD	252,851	CAD	344,475	Bank of America N.A.	9/27/24	2,934
USD	303,262	CAD	413,153	Bank of America N.A.	9/27/24	3,519
USD	1,671	CAD	2,278	Bank of America N.A.	9/27/24	19
USD	7,519	CAD	10,281	Bank of America N.A.	9/27/24	60
USD	2,240	CAD	3,060	Bank of America N.A.	9/27/24	19
USD	15,867	CAD	21,671	Bank of America N.A.	9/27/24	144
USD	22,889	CAD	31,262	Bank of America N.A.	9/27/24	208
USD	9,927	CAD	13,610	Bank of America N.A.	9/27/24	53
USD	17,048	CAD	23,372	Bank of America N.A.	9/27/24	92
USD	5,780	CAD	7,889	Bank of America N.A.	9/27/24	57
USD	13,872	CAD	18,880	Bank of America N.A.	9/27/24	175
USD	10,413	CAD	14,146	Bank of America N.A.	9/27/24	149
USD	13,245	CAD	18,024	Bank of America N.A.	9/27/24	169
USD	22,660	CAD	30,837	Bank of America N.A.	9/27/24	288
22

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	14,677	CAD	19,972	Bank of America N.A.	9/27/24	$187
USD	18,429	CAD	25,054	Bank of America N.A.	9/27/24	252
USD	22,753	CAD	30,960	Bank of America N.A.	9/27/24	291
USD	6,488	CAD	8,831	Bank of America N.A.	9/27/24	81
USD	7,480	CAD	10,181	Bank of America N.A.	9/27/24	94
USD	8,299	CAD	11,333	Bank of America N.A.	9/27/24	78
USD	18,794	CAD	25,662	Bank of America N.A.	9/27/24	176
USD	11,611	CAD	15,860	Bank of America N.A.	9/27/24	105
USD	9,370	CAD	12,824	Bank of America N.A.	9/27/24	66
USD	6,187	CAD	8,529	Bank of America N.A.	9/27/24	(1)
USD	6,998	CAD	9,664	Bank of America N.A.	9/27/24	(13)
USD	1,361	CAD	1,880	Bank of America N.A.	9/27/24	(3)
USD	13,873	CAD	19,187	Bank of America N.A.	9/27/24	(47)
CLP	122,272,129	USD	132,275	Bank of America N.A.	9/23/24	(2,504)
USD	2,933,904	CNY	20,862,405	JPMorgan Chase Bank N.A.	9/18/24	4,438
COP	1,343,400,162	USD	335,091	Morgan Stanley	9/18/24	(5,647)
CZK	10,704,519	USD	464,969	JPMorgan Chase Bank N.A.	9/18/24	(8,543)
EUR	482,960	USD	522,215	Morgan Stanley	9/18/24	1,616
EUR	380,536	USD	408,945	Morgan Stanley	9/18/24	3,795
EUR	53,138	USD	57,082	Morgan Stanley	9/18/24	552
EUR	22,210	USD	24,312	Bank of America N.A.	9/27/24	(212)
EUR	63,485	USD	68,359	Bank of America N.A.	9/27/24	528
EUR	50,318	USD	54,943	Bank of America N.A.	9/27/24	(344)
EUR	15,167	USD	16,511	JPMorgan Chase Bank N.A.	9/27/24	(54)
EUR	5,894	USD	6,437	UBS AG	9/27/24	(42)
EUR	8,220	USD	8,955	UBS AG	9/27/24	(36)
EUR	52,978	USD	57,429	UBS AG	9/27/24	56
USD	14,529,745	EUR	13,472,728	JPMorgan Chase Bank N.A.	9/18/24	(83,125)
USD	47,271	EUR	43,811	Bank of America N.A.	9/27/24	(268)
USD	592,612	EUR	549,236	Bank of America N.A.	9/27/24	(3,356)
USD	59,224	EUR	54,104	Bank of America N.A.	9/27/24	516
USD	47,249	EUR	43,811	Citibank N.A.	9/27/24	(289)
USD	592,342	EUR	549,236	Citibank N.A.	9/27/24	(3,625)
USD	47,299	EUR	43,811	Morgan Stanley	9/27/24	(239)
USD	592,965	EUR	549,236	Morgan Stanley	9/27/24	(3,003)
USD	3,660	EUR	3,375	Morgan Stanley	9/27/24	(2)
USD	58,559	EUR	53,999	Morgan Stanley	9/27/24	(34)
USD	47,270	EUR	43,811	UBS AG	9/27/24	(268)
USD	5,853	EUR	5,384	UBS AG	9/27/24	11
USD	592,609	EUR	549,236	UBS AG	9/27/24	(3,358)
GBP	12,237	USD	15,812	Goldman Sachs & Co.	9/27/24	(74)
USD	1,363,914	GBP	1,071,806	Citibank N.A.	9/18/24	(14,526)
USD	396,151	GBP	311,969	Goldman Sachs & Co.	9/27/24	(5,096)
USD	12,683	GBP	9,904	Goldman Sachs & Co.	9/27/24	(55)
USD	10,444	GBP	8,047	Goldman Sachs & Co.	9/27/24	95
USD	35,066	GBP	27,139	Goldman Sachs & Co.	9/27/24	161
USD	35,885	GBP	27,751	Goldman Sachs & Co.	9/27/24	192
USD	25,073	GBP	19,449	Goldman Sachs & Co.	9/27/24	59
USD	28,717	GBP	22,339	Goldman Sachs & Co.	9/27/24	(15)
HUF	81,009,383	USD	219,490	Bank of America N.A.	9/18/24	2,688
IDR	12,056,184,774	USD	737,720	Bank of America N.A.	9/18/24	3,528
USD	1,871,976	JPY	290,163,184	Citibank N.A.	9/18/24	(78,462)
MXN	12,351,641	USD	661,423	JPMorgan Chase Bank N.A.	9/18/24	(3,269)
MYR	2,479,488	USD	527,214	Goldman Sachs & Co.	9/18/24	15,296
23

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	167,506	NOK	1,794,525	Citibank N.A.	9/18/24	$2,848
PEN	638,294	USD	168,837	Goldman Sachs & Co.	9/18/24	1,888
PLN	2,360,040	USD	582,564	Morgan Stanley	9/18/24	12,528
RON	1,398,173	USD	300,945	Goldman Sachs & Co.	9/18/24	3,033
THB	13,090,959	USD	358,041	Citibank N.A.	9/18/24	10,594
TRY	3,622,249	USD	101,309	Goldman Sachs & Co.	9/18/24	2,463
ZAR	11,736,389	USD	624,800	Bank of America N.A.	9/18/24	17,265
						$(134,918)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Euro-Bobl 5-Year Bonds	13	September 2024	$1,653,277	$22,350
U.K. Gilt 10-Year Bonds	27	September 2024	3,443,912	75,975
U.S. Treasury 5-Year Notes	234	September 2024	25,246,406	509,155
U.S. Treasury 10-Year Notes	22	September 2024	2,459,875	45,368
U.S. Treasury 10-Year Ultra Notes	37	September 2024	4,276,391	138,149
			$37,079,861	$790,997
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 37	Buy	(5.00)%	12/20/26		$5,496,020	$(123,885)	$(285,316)	$(409,201)
Markit CDX North America High Yield Index Series 42	Sell	5.00%	6/20/29		$1,080,000	57,011	22,735	79,746
Markit iTraxx Europe Crossover Index Series 41	Sell	5.00%	6/20/29	EUR	1,000,000	75,066	23,243	98,309
						$8,192	$(239,338)	$(231,146)
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.
24

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
AUD	–	Australian Dollar
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
CDX	–	Credit Derivatives Indexes
CLP	–	Chilean Peso
CNY	–	Chinese Yuan
COP	–	Colombian Peso
CVA	–	Certificaten Van Aandelen
CZK	–	Czech Koruna
DKK	–	Danish Krone
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GBP	–	British Pound
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
JPY	–	Japanese Yen
LOC	–	Letter of Credit
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NOK	–	Norwegian Krone
PEN	–	Peruvian Sol
PLN	–	Polish Zloty
RON	–	Romanian New Leu
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
THB	–	Thai Baht
TRY	–	Turkish Lira
USBMMY	–	U.S. Treasury Bill Money Market Yield
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
ZAR	–	South African Rand
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $8,986,409. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Security may be subject to resale, redemption or transferability restrictions.
(5)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,197,639.
(6)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $50,120,756, which represented 6.6% of total net assets.
(7)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(8)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(9)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(10)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $9,217,113, which includes securities collateral of $1,162,699.

See Notes to Financial Statements.
25

Statement of Assets and Liabilities

JULY 31, 2024
Assets
Investment securities - unaffiliated, at value (cost of $368,396,636) — including $1,460,184 of securities on loan	$407,262,647
Investment securities - affiliated, at value (cost of $259,067,710) — including $7,526,225 of securities on loan	346,501,700
Investment made with cash collateral received for securities on loan, at value (cost of $8,054,414)	8,054,414
Total investment securities, at value (cost of $635,518,760)	761,818,761
Cash	611,728
Foreign currency holdings, at value (cost of $50,312)	7,421
Receivable for investments sold	684,382
Receivable for capital shares sold	276,624
Receivable for variation margin on futures contracts	70,025
Unrealized appreciation on forward foreign currency exchange contracts	115,563
Interest and dividends receivable	1,406,972
Securities lending receivable	3,483
Other assets	16,943
765,011,902

Liabilities
Payable for collateral received for securities on loan	8,054,414
Payable for investments purchased	1,885,567
Payable for capital shares redeemed	264,943
Payable for variation margin on swap agreements	4,761
Unrealized depreciation on forward foreign currency exchange contracts	250,481
Accrued management fees	375,887
Distribution and service fees payable	77,320
10,913,373

Net Assets	$754,098,529

Net Assets Consist of:
Capital (par value and paid-in surplus)	$605,322,461
Distributable earnings (loss)	148,776,068
$754,098,529

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$236,662,617	36,179,318	$6.54
I Class, $0.01 Par Value	$76,384,968	11,668,661	$6.55
A Class, $0.01 Par Value	$263,505,549	40,470,361	$6.51
C Class, $0.01 Par Value	$12,208,106	1,934,982	$6.31
R Class, $0.01 Par Value	$27,203,801	4,221,426	$6.44
R5 Class, $0.01 Par Value	$8,566	1,308	$6.55
R6 Class, $0.01 Par Value	$138,124,922	21,148,558	$6.53
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $6.91 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
26

Statement of Operations

YEAR ENDED JULY 31, 2024
Investment Income (Loss)
Income:
Interest	$8,924,037
Income distributions from affiliated funds	8,887,479
Dividends (net of foreign taxes withheld of $127,793)	3,394,999
Securities lending, net	107,305
21,313,820

Expenses:
Management fees	7,492,226
Distribution and service fees:
A Class	641,815
C Class	134,193
R Class	127,527
Directors' fees and expenses	23,926
Other expenses	65,418
8,485,105
Fees waived(1)	(3,114,184)
5,370,921

Net investment income (loss)	15,942,899

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (including $11,216,511 from affiliated funds)	25,078,037
Forward foreign currency exchange contract transactions	488,591
Futures contract transactions	(2,064,767)
Swap agreement transactions	(132,952)
Foreign currency translation transactions	(9,991)
23,358,918

Change in net unrealized appreciation (depreciation) on:
Investments (including $29,571,720 from affiliated funds)	37,087,485
Forward foreign currency exchange contracts	151,474
Futures contracts	1,462,922
Swap agreements	54,931
Translation of assets and liabilities in foreign currencies	(4,506)
38,752,306

Net realized and unrealized gain (loss)	62,111,224

Net Increase (Decrease) in Net Assets Resulting from Operations	$78,054,123
(1)Amount consists of $1,016,660, $289,454, $1,087,404, $56,843, $108,030, $2,154 and $553,639 for Investor Class, I Class, A Class, C Class, R Class, R5 Class and R6 Class, respectively.

See Notes to Financial Statements.
27

Statement of Changes in Net Assets

YEARS ENDED JULY 31, 2024 AND JULY 31, 2023
Increase (Decrease) in Net Assets	July 31, 2024	July 31, 2023
Operations
Net investment income (loss)	$15,942,899	$14,943,278
Net realized gain (loss)	23,358,918	2,404,303
Change in net unrealized appreciation (depreciation)	38,752,306	24,210,396
Net increase (decrease) in net assets resulting from operations	78,054,123	41,557,977

Distributions to Shareholders
From earnings:
Investor Class	(4,640,706)	(14,175,527)
I Class	(1,462,818)	(3,345,838)
A Class	(4,302,501)	(14,170,892)
C Class	(136,756)	(840,397)
R Class	(367,434)	(1,357,828)
R5 Class	(12,336)	(33,107)
R6 Class	(2,972,781)	(6,786,397)
Decrease in net assets from distributions	(13,895,332)	(40,709,986)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(64,164,875)	(9,133,582)

Net increase (decrease) in net assets	(6,084)	(8,285,591)

Net Assets
Beginning of period	754,104,613	762,390,204
End of period	$754,098,529	$754,104,613

See Notes to Financial Statements.
28

Notes to Financial Statements

JULY 31, 2024

1. Organization

American Century Strategic Asset Allocations, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Strategic Allocation: Moderate Fund (the fund) is one fund in a series issued by the corporation. The fund may invest in varying combinations of other affiliated investment companies such as mutual funds and exchange-traded funds advised by American Century Investments (affiliated funds). The fund will assume the risks associated with the affiliated funds. The fund is an asset allocation fund and its investment objective is to seek the highest level of total return consistent with its asset mix.

The fund offers the Investor Class, I Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper and certificates of deposit are valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
29

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Income and capital gain distributions, if any, from the affiliated funds are recorded as of the ex-dividend date. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of July 31, 2024.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Affiliated Funds	$1,160,508	—	—	—	$1,160,508
Common Stocks	6,893,906	—	—	—	6,893,906
Total Borrowings	$8,054,414	—	—	—	$8,054,414
Gross amount of recognized liabilities for securities lending transactions					$8,054,414
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

30

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.  ACIM serves as the investment advisor for the affiliated funds.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets). The investment advisor will waive the portion of the fund's management fee equal to the expenses attributable to the management fees of the funds advised by American Century Investments in which the fund invests. The amount of this waiver will fluctuate depending on the fund's daily allocation to such funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Directors. During the period ended July 31, 2024, the investment advisor agreed to waive an additional 0.27% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2025 and cannot terminate it prior to such date without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended July 31, 2024 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
		Before Waiver	After Waiver
Investor Class	0.90% to 1.10%	1.10%	0.68%
I Class	0.70% to 0.90%	0.90%	0.48%
A Class	0.90% to 1.10%	1.10%	0.68%
C Class	0.90% to 1.10%	1.10%	0.68%
R Class	0.90% to 1.10%	1.10%	0.68%
R5 Class	0.70% to 0.90%	0.90%	0.48%
R6 Class	0.55% to 0.75%	0.75%	0.33%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended July 31, 2024 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $79,729 and $31,545, respectively. The effect of interfund transactions on the Statement of Operations was $(1,665) in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended July 31, 2024 totaled $188,531,749, of which $31,515,670 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended July 31, 2024 totaled $261,442,613, of which $7,988,830 represented U.S. Treasury and Government Agency obligations.

31

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Year ended July 31, 2024		Year ended July 31, 2023
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	790,000,000		790,000,000
Sold	2,134,083	$12,932,030	3,856,387	$22,397,941
Issued in reinvestment of distributions	746,805	4,550,129	2,516,767	13,912,787
Redeemed	(9,477,638)	(57,731,315)	(7,338,775)	(42,538,192)
	(6,596,750)	(40,249,156)	(965,621)	(6,227,464)
I Class/Shares Authorized	380,000,000		380,000,000
Sold	5,860,046	34,750,637	1,945,793	11,573,001
Issued in reinvestment of distributions	238,952	1,460,252	603,820	3,338,603
Redeemed	(3,748,753)	(23,075,265)	(2,677,123)	(15,393,397)
	2,350,245	13,135,624	(127,510)	(481,793)
A Class/Shares Authorized	670,000,000		670,000,000
Sold	3,434,687	20,558,536	3,895,038	22,398,568
Issued in reinvestment of distributions	690,131	4,188,401	2,506,968	13,802,068
Redeemed	(8,508,318)	(50,787,481)	(8,478,982)	(48,851,789)
	(4,383,500)	(26,040,544)	(2,076,976)	(12,651,153)
C Class/Shares Authorized	160,000,000		160,000,000
Sold	185,795	1,094,748	289,288	1,611,880
Issued in reinvestment of distributions	23,191	136,594	157,565	840,351
Redeemed	(854,493)	(5,043,585)	(1,093,994)	(6,093,459)
	(645,507)	(3,812,243)	(647,141)	(3,641,228)
R Class/Shares Authorized	90,000,000		90,000,000
Sold	467,093	2,808,659	447,519	2,543,474
Issued in reinvestment of distributions	61,131	367,423	249,074	1,357,800
Redeemed	(692,351)	(4,111,706)	(1,397,652)	(7,879,383)
	(164,127)	(935,624)	(701,059)	(3,978,109)
R5 Class/Shares Authorized	50,000,000		50,000,000
Sold	18,000	105,149	32,546	189,579
Issued in reinvestment of distributions	2,051	12,336	5,968	33,107
Redeemed	(133,354)	(854,516)	(2,171)	(12,503)
	(113,303)	(737,031)	36,343	210,183
R6 Class/Shares Authorized	295,000,000		295,000,000
Sold	5,690,859	34,338,619	5,288,799	30,336,216
Issued in reinvestment of distributions	488,106	2,972,781	1,227,701	6,786,397
Redeemed	(7,177,803)	(42,837,301)	(3,383,846)	(19,486,631)
	(998,838)	(5,525,901)	3,132,654	17,635,982
Net increase (decrease)	(10,551,780)	$(64,164,875)	(1,349,310)	$(9,133,582)

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).
32

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Affiliated Funds	$346,501,700	—	—
Common Stocks	146,046,878	$47,498,971	—
U.S. Treasury Securities	—	105,695,902	—
Sovereign Governments and Agencies	—	21,867,191	—
Corporate Bonds	—	13,044,963	—
Collateralized Loan Obligations	—	7,700,740	—
Asset-Backed Securities	—	1,714,169	—
Collateralized Mortgage Obligations	—	1,670,979	—
Preferred Stocks	—	1,506,795	—
U.S. Government Agency Mortgage-Backed Securities	—	526,473	—
Municipal Securities	—	472,171	—
Exchange-Traded Funds	30,935	—	—
Short-Term Investments	29,768,508	37,772,386	—
	$522,348,021	$239,470,740	—
Other Financial Instruments
Futures Contracts	$692,672	$98,325	—
Swap Agreements	—	178,055	—
Forward Foreign Currency Exchange Contracts	—	115,563	—
	$692,672	$391,943	—

Liabilities
Other Financial Instruments
Swap Agreements	—	$409,201	—
Forward Foreign Currency Exchange Contracts	—	250,481	—
	—	$659,682	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $8,327,015.

33

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $30,740,520.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $51,288,260 futures contracts purchased.

Value of Derivative Instruments as of July 31, 2024

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	$4,761
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$115,563	Unrealized depreciation on forward foreign currency exchange contracts	250,481
Interest Rate Risk	Receivable for variation margin on futures contracts*	70,025	Payable for variation margin on futures contracts*	—
		$185,588		$255,242
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Year Ended July 31, 2024

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(132,952)	Change in net unrealized appreciation (depreciation) on swap agreements	$54,931
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	488,591	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	151,474
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(2,064,767)	Change in net unrealized appreciation (depreciation) on futures contracts	1,462,922
		$(1,709,128)		$1,669,327

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

34

9. Federal Tax Information

The tax character of distributions paid during the years ended July 31, 2024 and July 31, 2023 were as follows:

	2024	2023
Distributions Paid From
Ordinary income	$13,895,193	$13,175,425
Long-term capital gains	$139	$27,534,561
The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$638,520,967
Gross tax appreciation of investments	$151,375,216
Gross tax depreciation of investments	(28,077,422)
Net tax appreciation (depreciation) of investments	123,297,794
Net tax appreciation (depreciation) on derivatives and translation of assets and liabilities in foreign currencies	(243,742)
Net tax appreciation (depreciation)	$123,054,052
Other book-to-tax adjustments	$(27,222)
Undistributed ordinary income	$4,999,915
Accumulated long-term gains	$20,749,323

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales. Other book-to-tax adjustments are attributable primarily to the tax deferral of losses on straddle positions.

10. Investments in Affiliated Funds

The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets. As of period end, the fund owned 29% of the total outstanding shares of American Century Emerging Markets Bond ETF.

35

11. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended July 31, 2024 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Corporate Bond ETF	$24,710	—	—	$754	$25,464	541	—	$1,215
American Century Emerging Markets Bond ETF	8,814	—	—	221	9,035	232	—	536
American Century Focused Dynamic Growth ETF(3)	22,640	$2,278	$3,930	5,023	26,011	297	$1,301	—
American Century Focused Large Cap Value ETF	25,831	495	2,889	1,785	25,222	379	493	547
American Century Multisector Income ETF	35,616	—	1,032	1,038	35,622	813	(192)	1,964
American Century Quality Diversified International ETF	31,831	924	6,968	2,704	28,491	572	(365)	942
American Century Short Duration Strategic Income ETF	4,546	—	—	73	4,619	90	—	253
American Century U.S. Quality Growth ETF(4)	35,799	6,041	7,991	5,707	39,556	461	1,822	131
American Century U.S. Quality Value ETF	44,414	3,086	11,662	3,777	39,615	672	1,916	619
Avantis Emerging Markets Equity ETF	22,722	8,951	3,665	2,398	30,406	497	181	881
Avantis International Equity ETF(4)	31,676	339	14,822	(373)	16,820	261	2,327	731
Avantis International Small Cap Value ETF	8,141	235	855	737	8,258	121	89	249
Avantis U.S. Equity ETF(4)	46,890	665	6,500	3,790	44,845	484	3,594	627
Avantis U.S. Small Cap Value ETF(4)	9,895	1,414	709	1,938	12,538	126	51	192
	$353,525	$24,428	$61,023	$29,572	$346,502	5,546	$11,217	$8,887
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com or avantisinvestors.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
(4)Security, or a portion thereof, is on loan.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024	$5.99	0.13	0.54	0.67	(0.12)	—	(0.12)	$6.54	11.30%	0.69%	1.11%	2.21%	1.79%	28%	$236,663
2023	$6.00	0.12	0.20	0.32	(0.11)	(0.22)	(0.33)	$5.99	5.89%	0.69%	1.11%	2.10%	1.68%	25%	$256,440
2022	$7.40	0.10	(0.76)	(0.66)	(0.11)	(0.63)	(0.74)	$6.00	(9.97)%	0.70%	1.12%	1.55%	1.13%	39%	$262,310
2021	$6.25	0.07	1.43	1.50	(0.07)	(0.28)	(0.35)	$7.40	24.69%	0.73%	1.11%	1.01%	0.63%	48%	$332,602
2020	$6.57	0.07	0.46	0.53	(0.08)	(0.77)	(0.85)	$6.25	8.42%	0.84%	1.11%	1.13%	0.86%	99%	$297,963
I Class
2024	$6.00	0.15	0.53	0.68	(0.13)	—	(0.13)	$6.55	11.50%	0.49%	0.91%	2.41%	1.99%	28%	$76,385
2023	$6.00	0.13	0.21	0.34	(0.12)	(0.22)	(0.34)	$6.00	6.28%	0.49%	0.91%	2.30%	1.88%	25%	$55,900
2022	$7.40	0.12	(0.77)	(0.65)	(0.12)	(0.63)	(0.75)	$6.00	(9.80)%	0.50%	0.92%	1.75%	1.33%	39%	$56,679
2021	$6.25	0.08	1.44	1.52	(0.09)	(0.28)	(0.37)	$7.40	24.93%	0.53%	0.91%	1.21%	0.83%	48%	$71,639
2020	$6.57	0.08	0.46	0.54	(0.09)	(0.77)	(0.86)	$6.25	8.64%	0.64%	0.91%	1.33%	1.06%	99%	$62,820
A Class
2024	$5.97	0.12	0.52	0.64	(0.10)	—	(0.10)	$6.51	10.89%	0.94%	1.36%	1.96%	1.54%	28%	$263,506
2023	$5.97	0.11	0.20	0.31	(0.09)	(0.22)	(0.31)	$5.97	5.82%	0.94%	1.36%	1.85%	1.43%	25%	$267,677
2022	$7.37	0.09	(0.77)	(0.68)	(0.09)	(0.63)	(0.72)	$5.97	(10.26)%	0.95%	1.37%	1.30%	0.88%	39%	$280,223
2021	$6.22	0.05	1.44	1.49	(0.06)	(0.28)	(0.34)	$7.37	24.48%	0.98%	1.36%	0.76%	0.38%	48%	$342,835
2020	$6.55	0.05	0.46	0.51	(0.07)	(0.77)	(0.84)	$6.22	8.04%	1.09%	1.36%	0.88%	0.61%	99%	$288,517
C Class
2024	$5.79	0.07	0.51	0.58	(0.06)	—	(0.06)	$6.31	10.09%	1.69%	2.11%	1.21%	0.79%	28%	$12,208
2023	$5.81	0.06	0.21	0.27	(0.07)	(0.22)	(0.29)	$5.79	5.12%	1.69%	2.11%	1.10%	0.68%	25%	$14,930
2022	$7.19	0.03	(0.73)	(0.70)	(0.05)	(0.63)	(0.68)	$5.81	(10.90)%	1.70%	2.12%	0.55%	0.13%	39%	$18,764
2021	$6.10	—(3)	1.39	1.39	(0.02)	(0.28)	(0.30)	$7.19	23.55%	1.73%	2.11%	0.01%	(0.37)%	48%	$28,683
2020	$6.45	0.01	0.45	0.46	(0.04)	(0.77)	(0.81)	$6.10	7.18%	1.84%	2.11%	0.13%	(0.14)%	99%	$39,523
R Class
2024	$5.91	0.10	0.52	0.62	(0.09)	—	(0.09)	$6.44	10.55%	1.19%	1.61%	1.71%	1.29%	28%	$27,204
2023	$5.91	0.09	0.21	0.30	(0.08)	(0.22)	(0.30)	$5.91	5.65%	1.19%	1.61%	1.60%	1.18%	25%	$25,907
2022	$7.31	0.07	(0.76)	(0.69)	(0.08)	(0.63)	(0.71)	$5.91	(10.56)%	1.20%	1.62%	1.05%	0.63%	39%	$30,086
2021	$6.17	0.03	1.43	1.46	(0.04)	(0.28)	(0.32)	$7.31	24.23%	1.23%	1.61%	0.51%	0.13%	48%	$38,353
2020	$6.51	0.04	0.45	0.49	(0.06)	(0.77)	(0.83)	$6.17	7.77%	1.34%	1.61%	0.63%	0.36%	99%	$35,807

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2024	$6.00	0.14	0.54	0.68	(0.13)	—	(0.13)	$6.55	11.50%	0.49%	0.91%	2.41%	1.99%	28%	$9
2023	$6.00	0.14	0.20	0.34	(0.12)	(0.22)	(0.34)	$6.00	6.27%	0.49%	0.91%	2.30%	1.88%	25%	$688
2022	$7.41	0.09	(0.75)	(0.66)	(0.12)	(0.63)	(0.75)	$6.00	(9.92)%	0.50%	0.92%	1.75%	1.33%	39%	$470
2021	$6.25	0.08	1.45	1.53	(0.09)	(0.28)	(0.37)	$7.41	25.10%	0.53%	0.91%	1.21%	0.83%	48%	$7,768
2020	$6.58	0.08	0.45	0.53	(0.09)	(0.77)	(0.86)	$6.25	8.46%	0.64%	0.91%	1.33%	1.06%	99%	$6,960
R6 Class
2024	$5.99	0.16	0.52	0.68	(0.14)	—	(0.14)	$6.53	11.52%	0.34%	0.76%	2.56%	2.14%	28%	$138,125
2023	$5.99	0.14	0.21	0.35	(0.13)	(0.22)	(0.35)	$5.99	6.45%	0.34%	0.76%	2.45%	2.03%	25%	$132,562
2022	$7.39	0.13	(0.77)	(0.64)	(0.13)	(0.63)	(0.76)	$5.99	(9.67)%	0.35%	0.77%	1.90%	1.48%	39%	$113,859
2021	$6.24	0.09	1.44	1.53	(0.10)	(0.28)	(0.38)	$7.39	25.17%	0.38%	0.76%	1.36%	0.98%	48%	$134,426
2020	$6.56	0.09	0.46	0.55	(0.10)	(0.77)	(0.87)	$6.24	8.82%	0.49%	0.76%	1.48%	1.21%	99%	$121,246

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders of the Strategic Allocation: Moderate Fund and the Board of Directors of American Century Strategic Asset Allocations, Inc.:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Strategic Allocation: Moderate Fund (the “Fund”), one of the funds constituting the American Century Strategic Asset Allocations, Inc., as of July 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
September 17, 2024

We have served as the auditor of one or more American Century investment companies since 1997.

Approval of Management Agreement

At a meeting held on June 27, 2024, the Fund’s Board of Directors (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Directors, including a majority of the independent Directors.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed data and information compiled by the Advisor and certain independent consultants and data providers concerning the Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the information that the Board and its committees receive and consider over time.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

The Board held two meetings to consider the renewal. The independent Directors also met in private session multiple times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent consultant and data providers, and the independent Directors’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include, without limitation, the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information from both the Advisor and an independent third party during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance and may conduct special reviews until performance improves. The Fund’s performance was above its benchmark for the three-, five-, and ten-year periods and below its benchmark for the one-year period reviewed by the Board. In relation to industry peers, the Fund was above the median of its peer performance universe as identified by a third-party service provider for the one-, three-, five- and ten-year periods. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), and its financial results of operation. The Directors have reviewed with the Advisor the methodology used to prepare this financial information and arranged for an independent consultant to confirm the reasonableness of the allocation methodology used. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the

Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board and the Advisor agreed to continue the temporary reduction of the Fund’s annual unified management fee such that the Investor Class management fee not exceed 0.83% for at least one year beginning August 1, 2024. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with the Fund. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund hereby designates up to the maximum amount allowable as qualified dividend income for the fiscal year ended July 31, 2024.

For corporate taxpayers, the fund hereby designates $1,565,167, or up to the maximum amount allowable, of ordinary income distributions paid during the fiscal year ended July 31, 2024 as qualified for the corporate dividends received deduction.

The fund hereby designates $537,568, or up to the maximum amount allowable, as long-term capital gain distributions (20% rate gain distributions) for the fiscal year ended July 31, 2024.

The fund hereby designates $65,652 as qualified short-term capital gain distributions for purposes of Internal Revenue Code Section 871 for the fiscal year ended July 31, 2024.

The fund utilized earnings and profits of $1,011,403 distributed to shareholders on redemption of shares as part of the dividends paid deduction (tax equalization).

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-91038 2409

(b) The information required by Item 13 of Form N-1A is included as part of the financial statements filed under Item 7(a) of this Form.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The remuneration paid to directors, officers and others is included as part of the report to stockholders filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

A statement regarding the basis for the board of directors’ approval of the investment advisory contract is included as part of the reports to stockholders filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Registrant’s Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 12(a)(1) to American Century Asset Allocation Portfolios, Inc.’s Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005.

(a)(2) Not applicable.

(a)(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Strategic Asset Allocations, Inc.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	September 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	September 26, 2024

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	September 26, 2024